UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-03364
EMPOWER FUNDS, INC.
(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices) (Zip Code)

Jonathan D. Kreider
President & Chief Executive Officer
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code:
(866) 831-7129
Date of fiscal year end:
December 31
Date of reporting period:
June 28, 2024
ITEM 1. REPORT TO STOCKHOLDERS.
Item 1(a):

Empower Emerging Markets Equity Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Institutional Class / MXENX | June 28, 2024
This semi-annual shareholder report contains important information about the Empower Emerging Markets Equity Fund (the "Fund") for the period of January 1, 2024, to June 28, 2024. You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents. You may also request this information by contacting us at (866)-831-7129.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Emerging Markets Equity Fund (Institutional Class/MXENX)	$91.00	0.91%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$1,203M
Total number of portfolio holdings	359
Total advisory fee paid	$4.5M
Portfolio turnover rate as of the end of the reporting period	28%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co Ltd	9.61%
Tencent Holdings Ltd	4.83%
Samsung Electronics Co Ltd	4.83%
Alibaba Group Holding Ltd	1.86%
MediaTek Inc	1.79%
ICICI Bank Ltd	1.33%
Meituan Class B	1.24%
Delta Electronics Inc	1.18%
Kia Corp	1.05%
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	0.98%
Geographical Allocation
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at (866)-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (866)-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

Empower Emerging Markets Equity Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Investor Class / MXEOX | June 28, 2024
This semi-annual shareholder report contains important information about the Empower Emerging Markets Equity Fund (the "Fund") for the period of January 1, 2024, to June 28, 2024. You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents. You may also request this information by contacting us at (866)-831-7129.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower Emerging Markets Equity Fund (Investor Class/MXEOX)	$126.00	1.26%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$1,203M
Total number of portfolio holdings	359
Total advisory fee paid	$4.5M
Portfolio turnover rate as of the end of the reporting period	28%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co Ltd	9.61%
Tencent Holdings Ltd	4.83%
Samsung Electronics Co Ltd	4.83%
Alibaba Group Holding Ltd	1.86%
MediaTek Inc	1.79%
ICICI Bank Ltd	1.33%
Meituan Class B	1.24%
Delta Electronics Inc	1.18%
Kia Corp	1.05%
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	0.98%
Geographical Allocation
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at (866)-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (866)-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

Empower International Growth Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Institutional Class / MXHTX | June 28, 2024
This semi-annual shareholder report contains important information about the Empower International Growth Fund (the "Fund") for the period of January 1, 2024, to June 28, 2024. You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents. You may also request this information by contacting us at (866)-831-7129.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower International Growth Fund (Institutional Class/MXHTX)	$85.00	0.85%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$507M
Total number of portfolio holdings	95
Total advisory fee paid	$2.0M
Portfolio turnover rate as of the end of the reporting period	21%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
ASML Holding NV	4.96%
Novo Nordisk A/S Class B	3.49%
Nestle SA	2.11%
Keywords Studios PLC	2.04%
MercadoLibre Inc	1.96%
LVMH Moet Hennessy Louis Vuitton SE	1.90%
Daiichi Sankyo Co Ltd	1.89%
Safran SA	1.88%
Puma SE	1.83%
Recruit Holdings Co Ltd	1.76%
Geographical Allocation
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at (866)-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (866)-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

Empower International Growth Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Investor Class / MXIGX | June 28, 2024
This semi-annual shareholder report contains important information about the Empower International Growth Fund (the "Fund") for the period of January 1, 2024, to June 28, 2024. You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents. You may also request this information by contacting us at (866)-831-7129.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower International Growth Fund (Investor Class/MXIGX)	$120.00	1.20%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$507M
Total number of portfolio holdings	95
Total advisory fee paid	$2.0M
Portfolio turnover rate as of the end of the reporting period	21%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
ASML Holding NV	4.96%
Novo Nordisk A/S Class B	3.49%
Nestle SA	2.11%
Keywords Studios PLC	2.04%
MercadoLibre Inc	1.96%
LVMH Moet Hennessy Louis Vuitton SE	1.90%
Daiichi Sankyo Co Ltd	1.89%
Safran SA	1.88%
Puma SE	1.83%
Recruit Holdings Co Ltd	1.76%
Geographical Allocation
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at (866)-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (866)-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

Empower International Index Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Institutional Class / MXPBX | June 28, 2024
This semi-annual shareholder report contains important information about the Empower International Index Fund (the "Fund") for the period of January 1, 2024, to June 28, 2024. You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents. You may also request this information by contacting us at (866)-831-7129.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower International Index Fund (Institutional Class/MXPBX)	$26.00	0.26%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$2,125M
Total number of portfolio holdings	798
Total advisory fee paid	$2.1M
Portfolio turnover rate as of the end of the reporting period	2%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Novo Nordisk A/S Class B	2.69%
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	2.54%
ASML Holding NV	2.35%
U.S. Treasury Bills 5.29%	2.03%
Nestle SA	1.57%
AstraZeneca PLC	1.39%
Shell PLC	1.32%
Toyota Motor Corp	1.25%
LVMH Moet Hennessy Louis Vuitton SE	1.22%
SAP SE	1.21%
Geographical Allocation
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at (866)-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (866)-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

Empower International Index Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Investor Class / MXINX | June 28, 2024
This semi-annual shareholder report contains important information about the Empower International Index Fund (the "Fund") for the period of January 1, 2024, to June 28, 2024. You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents. You may also request this information by contacting us at (866)-831-7129.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower International Index Fund (Investor Class/MXINX)	$62.00	0.62%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$2,125M
Total number of portfolio holdings	798
Total advisory fee paid	$2.1M
Portfolio turnover rate as of the end of the reporting period	2%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Novo Nordisk A/S Class B	2.69%
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	2.54%
ASML Holding NV	2.35%
U.S. Treasury Bills 5.29%	2.03%
Nestle SA	1.57%
AstraZeneca PLC	1.39%
Shell PLC	1.32%
Toyota Motor Corp	1.25%
LVMH Moet Hennessy Louis Vuitton SE	1.22%
SAP SE	1.21%
Geographical Allocation
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at (866)-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (866)-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

Empower International Value Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Institutional Class / MXJVX | June 28, 2024
This semi-annual shareholder report contains important information about the Empower International Value Fund (the "Fund") for the period of January 1, 2024, to June 28, 2024. You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents. You may also request this information by contacting us at (866)-831-7129.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower International Value Fund (Institutional Class/MXJVX)	$71.00	0.71%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$1,211M
Total number of portfolio holdings	295
Total advisory fee paid	$4.1M
Portfolio turnover rate as of the end of the reporting period	12%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	3.25%
TotalEnergies SE	2.38%
NatWest Group PLC	1.68%
Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	1.66%
Schneider Electric SE	1.61%
Cadence Design Systems Inc	1.49%
Franco-Nevada Corp	1.39%
Roche Holding AG	1.36%
Novartis AG	1.30%
UBS Group AG	1.28%
Geographical Allocation
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at (866)-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (866)-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

Empower International Value Fund
SEMI-ANNUAL SHAREHOLDER REPORT
Investor Class / MXIVX | June 28, 2024
This semi-annual shareholder report contains important information about the Empower International Value Fund (the "Fund") for the period of January 1, 2024, to June 28, 2024. You can find additional information about the Fund at https://www.empower.com/investments/empower-funds/fund-documents. You may also request this information by contacting us at (866)-831-7129.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Empower International Value Fund (Investor Class/MXIVX)	$107.00	1.07%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$1,211M
Total number of portfolio holdings	295
Total advisory fee paid	$4.1M
Portfolio turnover rate as of the end of the reporting period	12%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total investments of the Fund.
Top Ten Holdings
Dreyfus Institutional Preferred Government Money Market Fund Institutional Class	3.25%
TotalEnergies SE	2.38%
NatWest Group PLC	1.68%
Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	1.66%
Schneider Electric SE	1.61%
Cadence Design Systems Inc	1.49%
Franco-Nevada Corp	1.39%
Roche Holding AG	1.36%
Novartis AG	1.30%
UBS Group AG	1.28%
Geographical Allocation
Material Fund Changes
There were no material changes to the Fund during the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
Scan the QR code at left or visit https://www.empower.com/investments/empower-funds/fund-documents to view additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information. You may also request this information by contacting us at (866)-831-7129.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (866)-831-7129 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

ITEM 2. CODE OF ETHICS.

Not required in filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not required in filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required in filing.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  INVESTMENTS.

(a) The schedule is included as part of the report to shareholders filed under Item 7 of this Form.

(b) Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
EMPOWER FUNDS, INC.

("Empower Funds")
Empower Emerging Markets Equity Fund	Empower International Growth Fund
Institutional Class Ticker / MXENX	Institutional Class Ticker / MXHTX
Investor Class Ticker / MXEOX	Investor Class Ticker / MXIGX
Empower International Index Fund	Empower International Value Fund
Institutional Class Ticker / MXPBX	Institutional Class Ticker / MXJVX
Investor Class Ticker / MXINX	Investor Class Ticker / MXIVX
(the "Fund(s)")
Semi-Annual Report
June 28, 2024
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein is to be considered an offer of the sale of shares of the Funds. Such offering is made only by the prospectus of each Fund, which includes details as to offering price and other information.

EMPOWER FUNDS, INC.
EMPOWER EMERGING MARKETS EQUITY FUND
Schedule of Investments
As of June 28, 2024 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 4.27%
125,535	African Rainbow Minerals Ltd(a)	$ 1,566,277
122,924	Archean Chemical Industries Ltd	984,472
3,616,400	Baoshan Iron & Steel Co Ltd Class A	3,305,971
1,026,000	China Hongqiao Group Ltd	1,548,341
948,000	China Nonferrous Mining Corp Ltd	824,782
97,066	Godawari Power & Ispat Ltd	1,235,726
55,735	Gold Fields Ltd Sponsored ADR	830,452
359,629	Harmony Gold Mining Co Ltd Sponsored ADR	3,297,798
170,032	Jindal Stainless Ltd	1,674,779
121,337	KGHM Polska Miedz SA	4,501,840
11,126	LG Chem Ltd(b)	2,772,541
599,869	Meihua Holdings Group Co Ltd Class A	825,686
58,984	Navin Fluorine International Ltd	2,523,267
689,971	NMDC Steel Ltd(b)	467,322
21,126	Poongsan Corp	968,434
5,712	POSCO Holdings Inc	1,495,069
1,090,763	Sappi Ltd(a)	2,886,763
538,100	Satellite Chemical Co Ltd Class A	1,329,913
42,621	Saudi Arabian Mining Co(b)	489,500
29,794	Saudi Basic Industries Corp	583,713
351,200	Scientex BHD	320,863
5,779	Southern Copper Corp	622,629
238,375	Sunresin New Materials Co Ltd Class A	1,366,710
39,332	Supreme Industries Ltd	2,803,135
1,059,125	Vedanta Ltd	5,761,229
1,709,296	Yunnan Aluminium Co Ltd Class A	3,105,277
1,564,000	Zijin Mining Group Co Ltd Class H	3,295,361
		51,387,850
Communications — 14.44%
239,000	Accton Technology Corp	4,067,651
2,450,300	Alibaba Group Holding Ltd	22,084,161
175,813	Allegro.eu SA(b)(c)	1,643,133
2,501,100	America Movil SAB de CV Class B	2,131,301
22,032	Baidu Inc Sponsored ADR(b)	1,905,327
47,420	Bharti Airtel Ltd	820,434
84,174	Cartrade Tech Ltd(b)	787,071
1,396,300	China United Network Communications Ltd Class A	900,933
223,580	Etihad Etisalat Co	3,180,285
30,548	Info Edge India Ltd	2,483,390
350,109	JD.com Inc Class A	4,546,960
127,134	Kanzhun Ltd ADR	2,391,391
636,300	Kuaishou Technology(b)(c)	3,734,988
Shares		Fair Value
Communications — (continued)
1,042,210	Meituan Class B(b)	$ 14,814,275
3,099	MercadoLibre Inc(b)	5,092,897
4,868,500	My EG Services Bhd	1,051,066
6,887	Naspers Ltd Class N	1,350,323
7,183	NCSoft Corp	933,284
573,957	Ooredoo QPSC	1,607,899
580,630	Orange Polska SA(a)	1,125,607
74,911	PDD Holdings Inc(b)	9,959,418
31,947	SK Telecom Co Ltd(b)	1,192,811
39,262	TeamLease Services Ltd(b)	1,390,127
236,500	Telefonica Brasil SA	1,929,619
3,193,400	Telkom Indonesia Persero Tbk PT	606,708
1,211,400	Tencent Holdings Ltd	57,469,213
179,485	Tencent Music Entertainment Group ADR	2,521,764
409,700	TIM SA	1,167,514
1,210,800	Tongcheng Travel Holdings Ltd	2,401,345
56,427	Trip.com Group Ltd ADR(b)	2,652,069
166,747	Vipshop Holdings Ltd ADR	2,171,046
2,322,200	Xiaomi Corp Class B(b)(c)	4,881,744
3,587,566	Zomato Ltd(b)	8,609,334
		173,605,088
Consumer, Cyclical — 9.83%
697,000	Alsea SAB de CV	2,423,023
73,970	Anker Innovations Technology Co Ltd Class A	723,564
388,200	ANTA Sports Products Ltd	3,712,741
41,645	Atour Lifestyle Holdings Ltd	764,186
1,258,000	Bosideng International Holdings Ltd	782,993
306,500	BYD Co Ltd Class H	9,102,695
13,290	Ceat Ltd	449,185
152,000	Chicony Power Technology Co Ltd	638,457
398,400	Chow Tai Fook Jewellery Group Ltd	431,307
175,558	Clicks Group Ltd	3,341,588
117,718	Contemporary Amperex Technology Co Ltd Class A	2,916,048
16,476	Craftsman Automation Ltd	1,094,153
113,000	Depo Auto Parts Ind Co Ltd	829,387
107,329	EIH Ltd	551,792
1,150,000	Eva Airways Corp	1,349,908
6,975	Force Motors Ltd	748,113
451,200	Fuyao Glass Industry Group Co Ltd Class H	2,613,729
497,000	Guangdong TCL Smart Home Appliances Co Ltd(b)	619,707
88,558	H World Group Ltd ADR	2,950,753
1,292,000	Haidilao International Holding Ltd(c)	2,320,679
23,777	Hyundai Motor Co	5,070,632
29,910	Jinan Acetate Chemical Co Ltd	819,216
407,520	Jollibee Foods Corp	1,569,516
79,749	JUMBO SA	2,295,746

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER EMERGING MARKETS EQUITY FUND
Schedule of Investments
As of June 28, 2024 (Unaudited)
Shares		Fair Value
Consumer, Cyclical — (continued)
71,541	Jupiter Wagons Ltd	$ 589,843
36,029	JYP Entertainment Corp	1,490,630
133,858	Kia Corp	12,525,274
42,842	KPIT Technologies Ltd	837,738
31,391	Leejam Sports Co JSC	1,902,726
73,714	LG Electronics Inc	5,907,826
120,489	Li Auto Inc ADR(b)	2,154,343
37,465,900	Map Aktif Adiperkasa PT	1,784,644
142,000	Merida Industry Co Ltd	946,411
582,600	Midea Group Co Ltd Class A	5,165,187
24,055	MINISO Group Holding Ltd ADR	458,729
194,000	Nien Made Enterprise Co Ltd	2,330,027
40,640,000	Nusantara Sejahtera Raya Tbk PT(c)	570,824
158,800	Pop Mart International Group Ltd(c)	774,500
87,000	President Chain Store Corp	733,260
314,700	Raia Drogasil SA	1,449,058
806,700	Samsonite International SA(c)	2,404,522
8,229	Samsung SDI Co Ltd	2,101,280
843,300	Sendas Distribuidora SA(b)	1,556,834
291,700	Shenzhou International Group Holdings Ltd	2,849,438
323,158	Sona Blw Precision Forgings Ltd(c)	2,480,897
403,464	Tata Motors Ltd	4,780,640
800,000	Tong Yang Industry Co Ltd	2,660,034
13,215	Trent Ltd	867,162
139,398	Turk Hava Yollari AO(b)	1,318,005
526,600	Wal-Mart de Mexico SAB de CV	1,798,701
1,846,000	Weichai Power Co Ltd Class H	3,514,528
27,798	Yum China Holdings Inc	857,290
315,700	Yutong Bus Co Ltd	1,120,975
112,700	Zhongji Innolight Co Ltd Class A	2,114,450
		118,164,894
Consumer, Non-Cyclical — 9.25%
127,669	Adani Ports & Special Economic Zone Ltd	2,259,969
33,606	Almarai Co JSC	506,454
39,697	Apollo Hospitals Enterprise Ltd	2,939,329
728,200	Arca Continental SAB de CV	7,160,600
254,686	Aster DM Healthcare Ltd(c)	1,056,056
2,473,400	Bangkok Dusit Medical Services PCL	1,786,092
2,926,400	Bangkok Dusit Medical Services PCL NVDR	2,130,004
992	Benefit Systems SA	714,712
117,208	BIM Birlesik Magazalar AS	1,956,174
31,255	Britannia Industries Ltd(b)	2,049,859
258,900	Bumrungrad Hospital PCL	1,742,579
15,694	Chong Kun Dang Pharmaceutical Corp	1,111,796
276,701	Cipla Ltd	4,904,471
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
3,447	CJ CheilJedang Corp	$ 961,811
67,619	Coca Cola Femsa SAB de CV Sponsored ADR	5,804,415
2,140,000	CSPC Pharmaceutical Group Ltd	1,704,274
27,077	Dino Polska SA(a)(b)(c)	2,728,557
99,694	Dr Reddy's Laboratories Ltd	7,646,939
234,103	Fleury SA	631,522
85,880	Gland Pharma Ltd(b)(c)	1,876,045
3,013	Hanmi Pharm Co Ltd	589,843
48,150	Hindustan Unilever Ltd	1,426,498
47,756	Humansoft Holding Co KSC	418,566
188,500	HUTCHMED China Ltd(b)	661,744
144,500	Innovent Biologics Inc(b)(c)	680,186
875,640	International Container Terminal Services Inc	5,226,141
1,364,400	Kimberly Clark de Mexico SAB de CV Class A(a)	2,352,928
40,300	Kweichow Moutai Co Ltd Class A	8,119,727
16,688,000	Monde Nissin Corp(c)	2,673,691
51,898	Narayana Hrudayalaya Ltd	749,082
173,193	National Agriculture Development Co(b)	1,470,358
1,977	National Marine Dredging Co	12,972
30,081	National Medical Care Co	1,742,586
91,028	Nestle India Ltd	2,782,746
4,764	New Oriental Education & Technology Group Inc Sponsored ADR(b)	370,306
247,400	Nongfu Spring Co Ltd Class H(c)	1,175,121
10,204	Orion Corp	681,151
33,390	Richter Gedeon Nyrt	867,324
5,845	Samsung Biologics Co Ltd(b)(c)	3,076,080
93,050	Shenzhen Mindray Bio Medical Electronics Co Ltd Class A	3,722,775
33,610	SM Investments Corp	475,485
4,194,300	Sumber Alfaria Trijaya Tbk PT	704,390
589,431	Sun Pharmaceutical Industries Ltd	10,733,352
384,752	Tata Consumer Products Ltd	5,054,527
26,070	Torrent Pharmaceuticals Ltd	871,839
50,598	Varun Beverages Ltd	986,799
99,055	Yankershop Food Co Ltd	582,993
838,000	Yihai International Holding Ltd(a)	1,401,259
		111,282,127
Diversified — 0.31%
31,314	Astra Industrial Group	1,303,776
261,088	AVI Ltd	1,356,273
1,713,900	IJM Corp Bhd	1,106,156
		3,766,205

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER EMERGING MARKETS EQUITY FUND
Schedule of Investments
As of June 28, 2024 (Unaudited)
Shares		Fair Value
Energy — 3.74%
1,638,544	Adnoc Gas PLC	$ 1,289,244
51,523	Chennai Petroleum Corp Ltd	605,465
455,500	Huaibei Mining Holdings Co Ltd Class A	1,049,410
2,110,000	Kunlun Energy Co Ltd	2,183,157
367,124	Oil & Natural Gas Corp Ltd(b)	1,204,747
217,741	ORLEN SA	3,658,238
2,786,000	PetroChina Co Ltd Class H(b)	2,813,179
494,009	Petroleo Brasileiro SA Sponsored ADR	7,158,190
321,700	PRIO SA	2,523,487
1,800,600	PTT Exploration & Production PCL	7,441,183
1,922,300	PTT PCL NVDR	1,699,416
201,120	Reliance Industries Ltd(b)	7,539,311
627,765	Saudi Arabian Oil Co(c)	4,626,133
133,420	Sungrow Power Supply Co Ltd Class A	1,137,455
		44,928,615
Financial — 22.93%
916,502	Abu Dhabi Islamic Bank PJSC	2,889,489
370,000	Advancetek Enterprise Co Ltd	707,221
153,196	Al Rajhi Bank	3,339,211
793,419	Aldar Properties PJSC	1,352,247
323,461	Alinma Bank	2,697,211
33,338	Angel One Ltd	1,037,436
476,777	Axis Bank Ltd	7,225,469
57,611	Bajaj Finance Ltd	4,909,787
377,000	Banco del Bajio SA(c)	1,149,855
924,300	Banco do Brasil SA(b)	4,403,161
90,305	Bancolombia SA Sponsored ADR	2,948,458
10,781,300	Bank Central Asia Tbk PT	6,523,699
19,637,000	Bank Mandiri Persero Tbk PT	7,346,508
747,922	Bank of Baroda	2,465,116
5,836,000	Bank of China Ltd Class H	2,876,022
18,604	Bank Polska Kasa Opieki SA	774,094
19,728,800	Bank Rakyat Indonesia Persero Tbk PT(b)	5,531,914
111,387	Banque Saudi Fransi	1,055,695
409,100	BB Seguridade Participacoes SA	2,413,574
973,800	BDO Unibank Inc	2,130,068
20,668,000	BFI Finance Indonesia Tbk PT	1,192,754
134,522	BNK Financial Group Inc	826,865
374,100	Caixa Seguridade Participacoes SA	957,850
2,257,026	Canara Bank	3,226,394
430,040	Chailease Holding Co Ltd	2,029,784
3,592,000	China CITIC Bank Corp Ltd Class H	2,301,384
14,766,000	China Construction Bank Corp Class H	10,915,353
Shares		Fair Value
Financial — (continued)
931,200	China International Capital Corp Ltd Class H(c)	$ 1,032,074
2,226,500	China Merchants Bank Co Ltd Class H	10,117,536
390,200	China Pacific Insurance Group Co Ltd Class H	949,554
190,500	China Resources Land Ltd	648,907
4,975,300	CIMB Group Holdings Bhd(b)	7,168,191
34,492	Co for Cooperative Insurance	1,329,147
2,375,557	Commercial International Bank Egypt SAE GDR	3,302,024
90,591	Computer Age Management Services Ltd	3,918,717
47,038	Credicorp Ltd	7,588,640
38,491	DB Insurance Co Ltd	3,189,092
589,640	Emaar Development PJSC	1,284,269
1,430,465	Emaar Properties PJSC	3,193,524
166,926	FirstRand Ltd	707,969
154,417	Five-Star Business Finance Ltd(b)	1,468,159
466,400	Gentera SAB de CV	577,933
132,975	Godrej Properties Ltd(b)	5,103,368
109,590	Hana Financial Group Inc	4,819,770
33,907	HDFC Bank Ltd	684,725
39,273	Hyundai Marine & Fire Insurance Co Ltd	981,442
1,096,651	ICICI Bank Ltd	15,784,539
120,439	Indian Bank	787,189
1,838,000	Industrial & Commercial Bank of China Ltd Class H	1,092,470
470,600	Itau Unibanco Holding SA	2,722,528
69,342	JB Financial Group Co Ltd	736,551
846,777	Jio Financial Services Ltd(b)	3,627,061
228,353	JSE Ltd	1,364,941
519,535	Karur Vysya Bank Ltd	1,283,566
200,198	KB Financial Group Inc	11,387,286
303,941	KE Holdings Inc ADR	4,300,765
6,979	KIWOOM Securities Co Ltd	635,103
6,873,422	Krung Thai Bank PCL NVDR	2,622,208
487,272	LIC Housing Finance Ltd	4,646,120
352,223	Life Insurance Corp of India	4,171,480
678,557	Manappuram Finance Ltd	1,686,847
988,580	Metropolitan Bank & Trust Co	1,141,060
274,080	Mirae Asset Securities Co Ltd	1,449,743
314,413	Motilal Oswal Financial Services Ltd	2,312,737
778,074	National Bank of Greece SA(b)	6,486,242
126,976	Nova Ljubljanska Banka dd GDR	3,360,755
269,094	NU Holdings Ltd Class A(b)	3,468,622
55,582	Odontoprev SA	113,747
3,051,347	Old Mutual Ltd	2,077,977
91,471	OTP Bank Nyrt	4,537,201
39,174,200	Pakuwon Jati Tbk PT	874,279
2,932,000	People's Insurance Co Group of China Ltd Class H	1,004,630
1,964,000	PICC Property & Casualty Co Ltd Class H	2,434,887

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER EMERGING MARKETS EQUITY FUND
Schedule of Investments
As of June 28, 2024 (Unaudited)
Shares		Fair Value
Financial — (continued)
913,000	Ping An Insurance Group Co of China Ltd Class H	$ 4,136,417
653,722	Piraeus Financial Holdings SA(b)	2,378,926
81,664	Piramal Enterprises Ltd	905,380
41,764	Powszechna Kasa Oszczednosci Bank Polski SA	651,532
818,572	Prologis Property Mexico SA de CV REIT	2,668,469
74,253	Qifu Technology Inc	1,465,012
601,000	Run Long Construction Co Ltd	2,080,025
6,041	Samsung Fire & Marine Insurance Co Ltd	1,699,261
13,484	Samsung Life Insurance Co Ltd	862,445
136,907	Saudi Awwal Bank	1,413,478
115,938	Saudi National Bank	1,143,642
179,232	SBI Life Insurance Co Ltd(c)	3,204,146
54,678	Shriram Finance Ltd(b)	1,904,497
2,280,000	SP Setia Bhd Group	665,366
119,113	Standard Bank Group Ltd	1,386,937
973,865	State Bank of India	9,893,822
602,109	Turkiye Garanti Bankasi AS	2,072,502
1,654,439	Union Bank of India Ltd	2,703,388
476,041	Woori Financial Group Inc	5,079,288
		275,716,727
Industrial — 7.57%
12,812	ABB India Ltd	1,303,949
929,766	ADNOC Logistics & Services	1,060,637
58,000	Airoha Technology Corp	1,317,128
32,732	Amber Enterprises India Ltd(b)	1,768,593
267,300	Beijing New Building Materials PLC Class A	1,089,957
262,300	Beijing Oriental Yuhong Waterproof Technology Co Ltd Class A	445,142
4,779	Budimex SA(a)	826,880
285,000	BYD Electronic International Co Ltd	1,418,383
3,637,800	Cemex SAB de CV	2,326,442
11,894,000	China Tower Corp Ltd Class H(c)	1,537,315
189,000	Chroma ATE Inc	1,847,979
26,019,119	Cia Sud Americana de Vapores SA	1,652,306
11,234	Danaos Corp	1,037,572
1,173,000	Delta Electronics Inc	13,990,966
72,252	Doosan Bobcat Inc	2,674,931
236,000	E Ink Holdings Inc	1,827,321
97,848	GCC SAB de CV	922,376
6,504	Hanwha Aerospace Co Ltd	1,172,985
10,530	HD Hyundai Electric Co Ltd	2,353,132
1,114	HD Hyundai Marine Solution Co Ltd(b)	105,209
83,501	Hindustan Aeronautics Ltd	5,266,517
Shares		Fair Value
Industrial — (continued)
1,380,000	Hon Hai Precision Industry Co Ltd	$ 9,085,815
71,882	Hyundai Rotem Co Ltd	2,125,421
1,837,600	JD Logistics Inc(b)(c)	1,965,939
69,000	Jentech Precision Industrial Co Ltd	2,545,572
191,540	Klabin SA	734,281
58,079	Larsen & Toubro Ltd	2,467,057
31,000	Lotes Co Ltd	1,553,886
1,403,400	MISC Bhd	2,530,281
873,700	Nanofilm Technologies International Ltd(a)	477,687
465,000	NARI Technology Co Ltd Class A	1,593,947
296,900	Ningbo Boway Alloy Material Co Ltd	619,935
55,535	Riyadh Cables Group Co	1,491,687
504,600	Rumo SA	1,864,008
72,489	Samsung Engineering Co Ltd(b)	1,263,408
198,500	Shenzhen Sinexcel Electric Co Ltd Class A	572,056
209,000	Silergy Corp	2,964,522
203,000	Sunonwealth Electric Machine Industry Co Ltd	716,981
188,400	Suzhou Secote Precision Electronic Co Ltd(b)	1,971,364
1,818,000	Tian Di Science & Technology Co Ltd	1,723,712
49,030	Tsakos Energy Navigation Ltd	1,435,598
409,000	Unimicron Technology Corp	2,262,846
476,546	ZBOM Home Collection Co Ltd Class A	855,990
110,109	ZTO Express Cayman Inc ADR	2,284,762
		91,052,475
Technology — 23.17%
113,000	Asia Vital Components Co Ltd	2,646,019
13,000	ASMedia Technology Inc	893,385
102,000	Asustek Computer Inc	1,561,200
521,000	Chicony Electronics Co Ltd	2,741,098
51,714	Coforge Ltd	3,375,459
408,000	Elan Microelectronics Corp	1,934,826
1,491	Elm Co	340,740
16,000	Global Unichip Corp	788,661
258,310	HCL Technologies Ltd	4,509,787
257,396	Infosys Ltd	4,830,468
146,000	International Games System Co Ltd	6,081,820
321,000	ITE Technology Inc	1,681,645
560,000	Kingdee International Software Group Co Ltd(b)	523,656
654,800	Kingnet Network Co Ltd Class A	859,565
495,000	MediaTek Inc	21,318,860
295,000	NetEase Inc	5,633,298

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER EMERGING MARKETS EQUITY FUND
Schedule of Investments
As of June 28, 2024 (Unaudited)
Shares		Fair Value
Technology — (continued)
68,685	Netweb Technologies India Ltd(b)	$ 2,129,485
188,000	Novatek Microelectronics Corp	3,506,162
137,000	Powertech Technology Inc	792,167
155,000	Quanta Computer Inc	1,481,746
320,000	Realtek Semiconductor Corp	5,369,996
976,396	Samsung Electronics Co Ltd	57,464,615
55,321	SK Hynix Inc(b)	9,388,448
3,860,000	Taiwan Semiconductor Manufacturing Co Ltd	114,362,631
198,452	Tata Consultancy Services Ltd	9,270,341
442,400	TOTVS SA	2,409,810
1,912,000	United Microelectronics Corp(b)	3,306,874
173,935	Will Semiconductor Co Ltd Shanghai Class A	2,374,542
270,000	Wistron Corp	876,306
38,000	Wiwynn Corp	3,077,523
58,611	WNS Holdings Ltd(b)	3,077,077
		278,608,210
Utilities — 1.68%
28,629	ACWA Power Co	2,702,951
201,695	Adani Power Ltd(b)	1,734,086
2,930,000	China Longyuan Power Group Corp Ltd Class H	2,630,241
614,000	China Resources Power Holdings Co Ltd	1,881,211
591,798	China Yangtze Power Co Ltd Class A	2,355,448
646,100	Cia De Sanena Do Parana	3,169,185
16,663,638	Enel Chile SA	940,268
96,100	Energisa SA	786,149
365,491	ENN Natural Gas Co Ltd Class A	1,045,387
44,977	Metlen Energy & Metals SA	1,679,083
Shares		Fair Value
Utilities — (continued)
49,637	Societatea De Producere A Energiei Electrice in Hidrocentrale Hidroelectrica SA	$ 1,330,609
		20,254,618
TOTAL COMMON STOCK — 97.19% (Cost $1,046,865,631)		$1,168,766,809
EXCHANGE TRADED FUNDS
295,126	iShares ESG Aware MSCI EM ETF(a)	9,895,575

TOTAL EXCHANGE TRADED FUNDS — 0.82% (Cost $9,731,460)		$9,895,575
GOVERNMENT MONEY MARKET MUTUAL FUNDS
11,678,852	Dreyfus Institutional Preferred Government Money Market Fund Institutional Class(d), 5.26%(e)	11,678,852
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 0.97% (Cost $11,678,852)		$11,678,852
TOTAL INVESTMENTS — 98.98% (Cost $1,068,275,943)		$1,190,341,236
OTHER ASSETS & LIABILITIES, NET — 1.02%		$12,268,376
TOTAL NET ASSETS — 100.00%		$1,202,609,612

(a)	All or a portion of the security is on loan as of June 28, 2024.
(b)	Non-income producing security.
(c)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(d)	Collateral received for securities on loan.
(e)	Rate shown is the 7-day yield as of June 28, 2024.
ADR	American Depositary Receipt
ETF	Exchange Traded Fund
GDR	Global Depositary Receipt
NVDR	Non-Voting Depository Receipt
REIT	Real Estate Investment Trust
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER EMERGING MARKETS EQUITY FUND
Schedule of Investments
As of June 28, 2024 (Unaudited)
Summary of Investments by Country as of June 28, 2024.
Country	Fair Value	Percentage of Fund Investments
China	$283,477,963	23.81%
Taiwan	225,941,576	18.98
India	219,309,605	18.42
South Korea	149,093,459	12.53
Brazil	39,459,139	3.31
Saudi Arabia	31,319,296	2.63
Mexico	29,316,043	2.46
Indonesia	25,135,721	2.11
United States	24,601,579	2.07
South Africa	20,167,297	1.69
Thailand	17,421,481	1.46
Poland	16,624,593	1.40
Greece	15,313,168	1.29
Philippines	13,215,960	1.11
Malaysia	12,841,922	1.08
United Arab Emirates	11,082,381	0.93
Ireland	9,959,418	0.84
Peru	7,588,641	0.64
Hong Kong	6,589,318	0.55
Hungary	5,404,525	0.45
Turkey	5,346,681	0.45
Uruguay	5,092,897	0.43
Slovenia	3,360,755	0.28
Egypt	3,302,024	0.28
Colombia	2,948,458	0.25
Chile	2,592,575	0.22
Qatar	1,607,899	0.14
Romania	1,330,609	0.11
Singapore	477,687	0.04
Kuwait	418,566	0.04
Total	$1,190,341,236	100.00%
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL GROWTH FUND
Schedule of Investments
As of June 28, 2024 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 3.92%
44,398	Air Liquide SA	$ 7,662,539
10,000	DSM-Firmenich AG	1,126,052
12,344	Linde PLC	5,416,670
145,900	Shin-Etsu Chemical Co Ltd	5,672,832
		19,878,093
Communications — 5.91%
39,878	Delivery Hero SE(a)(b)	947,286
5,972	MercadoLibre Inc(b)	9,814,385
35,000	Nice Ltd Sponsored ADR(b)	6,018,951
40,000	Scout24 SE(a)	3,056,152
105,000	Shopify Inc Class A(b)	6,935,250
66,700	Tencent Holdings Ltd	3,164,270
		29,936,294
Consumer, Cyclical — 16.18%
95,000	Amadeus IT Group SA	6,321,723
44,836	Cie Financiere Richemont SA	7,007,103
75,000	CTS Eventim AG & Co KGaA	6,243,707
182,900	Denso Corp	2,854,894
13,521	Ferguson PLC	2,592,289
120,832	Industria de Diseno Textil SA	5,996,095
73,969	InterContinental Hotels Group PLC	7,770,496
12,372	LVMH Moet Hennessy Louis Vuitton SE	9,499,115
10,926	Next PLC	1,246,573
200,000	Puma SE	9,186,009
500,000	RS Group PLC	4,415,533
22,178	Ryanair Holdings PLC Sponsored ADR	2,582,406
23,800	Shimano Inc	3,678,144
85,900	Sony Group Corp	7,320,499
128,310	Volvo AB Class B	3,296,853
64,427	Yum China Holdings Inc	1,986,929
		81,998,368
Consumer, Non-Cyclical — 24.52%
1,052	Adyen NV(a)(b)	1,249,436
70,000	Alcon Inc	6,222,434
4,911	Argenx SE(b)	2,130,828
22,624	AstraZeneca PLC	3,520,458
18,000	Cochlear Ltd	3,973,307
21,088	Coloplast A/S Class B	2,535,056
32,000	CSL Ltd	6,275,095
272,100	Daiichi Sankyo Co Ltd	9,456,494
38,188	Diageo PLC	1,198,629
350,000	Evotec SE(b)(c)	3,355,111
150,000	Experian PLC	6,966,598
20,000	Genmab A/S(b)	5,011,869
48,721	Heineken NV(c)	4,713,565
4,273	L'Oreal SA	1,880,828
103,394	Nestle SA	10,553,869
122,098	Novo Nordisk A/S Class B	17,470,376
164,200	Recruit Holdings Co Ltd	8,835,138
190,436	RELX PLC	8,723,132
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
27,468	Sanofi SA	$ 2,649,100
12,852	Straumann Holding AG	1,586,433
25,000,000	Sumber Alfaria Trijaya Tbk PT	4,198,494
15,000	Tecan Group AG	5,022,257
190,900	Terumo Corp	3,166,116
21,647	Wolters Kluwer NV	3,574,749
		124,269,372
Financial — 10.18%
200,304	3i Group PLC	7,717,348
89,829	Allfunds Group PLC	500,692
194,110	DBS Group Holdings Ltd	5,112,625
14,185	Deutsche Boerse AG	2,899,367
101,143	Goodman Group REIT	2,333,352
240,000	Intermediate Capital Group PLC	6,575,772
50,647	London Stock Exchange Group PLC	6,004,336
40,000	Macquarie Group Ltd	5,442,840
7,519	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	3,759,166
250,967	QBE Insurance Group Ltd	2,897,059
133,200	Rakuten Bank Ltd(b)	2,428,214
158,100	Tokio Marine Holdings Inc	5,941,249
		51,612,020
Industrial — 18.60%
39,471	Airbus SE	5,417,267
394,486	Atlas Copco AB Class A	7,406,970
29,700	Daikin Industries Ltd	4,134,707
50,000	DSV A/S	7,674,907
77,068	Ferrovial SE	2,993,929
302,500	Hitachi Ltd	6,811,189
51,100	Hoya Corp	5,975,601
2,100	Interroll Holding AG	6,190,446
16,700	Keyence Corp	7,309,227
31,702	Legrand SA	3,146,589
25,000	MTU Aero Engines AG	6,373,836
44,699	Safran SA	9,420,913
8,446	Schneider Electric SE	2,024,893
310,000	SIG Group AG	5,696,510
25,000	Sika AG	7,136,494
6,500	VAT Group AG(a)	3,670,270
27,685	Vinci SA	2,918,122
		94,301,870
Technology — 18.23%
42,100	Advantest Corp	1,706,143
24,360	ASML Holding NV	24,826,903
30,000	CyberArk Software Ltd(b)	8,202,600
106,692	Dassault Systemes SE	4,011,725
16,500	Disco Corp	6,284,845
350,000	Keywords Studios PLC	10,220,205
75,000	Kinaxis Inc(b)	8,648,807
30,000	Monday.com Ltd(b)	7,222,800
7,000	Nova Ltd(b)	1,641,710

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL GROWTH FUND
Schedule of Investments
As of June 28, 2024 (Unaudited)
Shares		Fair Value
Technology — (continued)
135,200	Otsuka Corp	$ 2,607,754
162,682	Sage Group PLC	2,227,761
24,402	Samsung Electronics Co Ltd	1,436,150
39,942	SAP SE	8,023,376
30,739	Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	5,342,746
		92,403,525
Utilities — 0.60%
134,015	SSE PLC	3,025,682
TOTAL COMMON STOCK — 98.14% (Cost $415,798,607)		$497,425,224
Shares		Fair Value
GOVERNMENT MONEY MARKET MUTUAL FUNDS
3,387,401	Dreyfus Institutional Preferred Government Money Market Fund Institutional Class(d), 5.26%(e)	$ 3,387,401
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 0.67% (Cost $3,387,401)		$3,387,401
TOTAL INVESTMENTS — 98.81% (Cost $419,186,008)		$500,812,625
OTHER ASSETS & LIABILITIES, NET — 1.19%		$6,048,466
TOTAL NET ASSETS — 100.00%		$506,861,091

(a)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(b)	Non-income producing security.
(c)	All or a portion of the security is on loan as of June 28, 2024.
(d)	Collateral received for securities on loan.
(e)	Rate shown is the 7-day yield as of June 28, 2024.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
Summary of Investments by Country as of June 28, 2024.
Country	Fair Value	Percentage of Fund Investments
Japan	$84,183,045	16.81%
United Kingdom	55,518,701	11.08
Switzerland	54,211,869	10.82
France	48,631,092	9.71
Germany	43,844,009	8.75
Netherlands	39,489,410	7.88
Denmark	32,692,208	6.53
Israel	23,086,061	4.61
Australia	20,921,652	4.18
Ireland	19,769,210	3.95
Canada	15,584,057	3.11
Spain	12,317,818	2.46
Sweden	10,703,823	2.14
Uruguay	9,814,385	1.96
United States	8,804,072	1.76
Taiwan	5,342,745	1.07
China	5,151,199	1.03
Singapore	5,112,625	1.02
Indonesia	4,198,494	0.84
South Korea	1,436,150	0.29
Total	$500,812,625	100.00%
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL INDEX FUND
Schedule of Investments
As of June 28, 2024 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 5.73%
71,351	Air Liquide SA	$ 12,314,186
21,150	Akzo Nobel NV	1,289,078
155,359	Anglo American PLC	4,908,421
47,810	Antofagasta PLC	1,269,993
62,758	ArcelorMittal SA	1,437,740
6,437	Arkema SA	560,942
161,300	Asahi Kasei Corp	1,035,724
110,834	BASF SE	5,358,003
632,482	BHP Group Ltd	18,077,521
49,087	BlueScope Steel Ltd	666,336
36,268	Boliden AB	1,166,409
15,736	Brenntag SE	1,061,550
22,949	Clariant AG	361,529
25,024	Covestro AG(a)(b)	1,466,829
15,588	Croda International PLC	775,289
23,416	DSM-Firmenich AG	2,636,763
755	EMS-Chemie Holding AG(b)	617,828
20,255	Endeavour Mining PLC	430,789
31,817	Evonik Industries AG	649,219
204,396	Fortescue Ltd	2,909,867
1,129	Givaudan SA	5,347,642
1,296,836	Glencore PLC	7,378,505
9,885	Holmen AB Class B(c)	388,948
84,701	ICL Group Ltd	364,237
75,800	JFE Holdings Inc	1,093,993
22,769	Mineral Resources Ltd	814,573
168,600	Mitsubishi Chemical Group Corp	939,404
25,300	Mitsui Chemicals Inc	700,593
56,543	Mondi PLC	1,085,001
109,400	Nippon Paint Holdings Co Ltd	715,146
18,800	Nippon Sanso Holdings Corp	558,306
109,774	Nippon Steel Corp	2,327,037
13,200	Nissan Chemical Corp	419,558
17,500	Nitto Denko Corp	1,388,045
167,932	Norsk Hydro ASA	1,046,969
139,260	Northern Star Resources Ltd	1,209,341
46,483	Novonesis / Novozymes Class B	2,839,853
10,581	OCI NV	258,423
356,771	Pilbara Minerals Ltd(c)	725,953
46,700	Rio Tinto Ltd	3,699,183
141,279	Rio Tinto PLC	9,268,665
223,100	Shin-Etsu Chemical Co Ltd	8,674,494
33,624	Smurfit Kappa Group PLC(c)	1,499,721
580,392	South32 Ltd	1,408,083
31,700	Sumitomo Metal Mining Co Ltd	963,156
9,929	Syensqo SA	886,244
17,916	Symrise AG	2,192,150
191,400	Toray Industries Inc	907,761
21,983	Umicore SA	330,818
63,309	UPM-Kymmene OYJ	2,223,575
12,021	voestalpine AG	324,986
24,574	Yara International ASA	708,173
		121,682,552
Shares		Fair Value
Communications — 4.07%
117,996	Auto Trader Group PLC(a)	$ 1,187,349
77,442	Bollore SE(b)	454,656
855,946	BT Group PLC(c)	1,516,919
46,502	CAR Group Ltd	1,088,709
18,996	Delivery Hero SE(a)(b)	451,243
29,500	Dentsu Group Inc(c)	746,954
399,691	Deutsche Telekom AG	10,046,438
19,194	Elisa OYJ(b)	878,756
256,163	Grab Holdings Ltd Class A(b)	909,379
2,200	Hikari Tsushin Inc	412,105
388,900	HKT Trust & HKT Ltd	436,208
170,412	Informa PLC	1,838,639
186,600	KDDI Corp	4,943,316
487,610	Koninklijke KPN NV	1,868,881
365,100	LY Corp	881,596
46,400	M3 Inc	443,956
25,900	MonotaRO Co Ltd	303,330
7,744	Nice Ltd(b)	1,332,252
3,725,300	Nippon Telegraph & Telephone Corp	3,522,657
682,507	Nokia OYJ	2,597,667
233,600	Orange SA	2,343,128
85,604	Pearson PLC	1,068,733
175,524	Prosus NV	6,241,371
28,323	Publicis Groupe SA	3,008,443
201,200	Rakuten Group Inc(b)	1,042,304
8,167	Scout24 SE(a)	623,990
45,600	Sea Ltd ADR(b)	3,256,752
38,485	SEEK Ltd	546,238
998,900	Singapore Telecommunications Ltd	2,021,346
353,200	SoftBank Corp	4,319,643
129,600	SoftBank Group Corp	8,336,032
193,660	Spark New Zealand Ltd	490,705
3,146	Swisscom AG	1,769,045
77,372	Tele2 AB Class B(c)	781,023
1,098,559	Telecom Italia SpA(b)	262,752
350,528	Telefonaktiebolaget LM Ericsson Class B	2,175,804
573,318	Telefonica SA(c)	2,428,712
83,315	Telenor ASA	949,652
256,309	Telia Co AB	687,187
542,222	Telstra Group Ltd	1,309,039
18,100	Trend Micro Inc	737,771
88,737	Vivendi SE	927,446
2,923,158	Vodafone Group PLC	2,585,772
7,539	Wix.com Ltd(b)	1,199,229
136,204	WPP PLC	1,246,827
15,400	ZOZO Inc	385,025
		86,604,979
Consumer, Cyclical — 13.44%
23,907	Accor SA	978,251
19,887	adidas AG	4,748,353
15,800	Aisin Corp	516,167
54,472	Amadeus IT Group SA	3,624,809
16,200	ANA Holdings Inc	299,428
70,382	Aristocrat Leisure Ltd	2,330,731

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL INDEX FUND
Schedule of Investments
As of June 28, 2024 (Unaudited)
Shares		Fair Value
Consumer, Cyclical — (continued)
79,200	Asics Corp	$ 1,221,119
44,223	Associated British Foods PLC	1,380,249
14,992	Avolta AG	582,844
74,800	Bandai Namco Holdings Inc	1,465,434
136,598	Barratt Developments PLC	811,098
40,514	Bayerische Motoren Werke AG	3,832,278
14,511	Berkeley Group Holdings PLC	838,435
69,500	Bridgestone Corp(c)	2,742,429
41,524	Bunzl PLC	1,576,612
41,468	Burberry Group PLC	460,398
66,440	Cie Financiere Richemont SA	10,383,440
82,809	Cie Generale des Etablissements Michelin SCA	3,200,661
215,221	Compass Group PLC	5,860,599
12,079	Continental AG	684,121
7,690	CTS Eventim AG & Co KGaA	640,188
65,912	Daimler Truck Holding AG	2,628,779
77,500	Daiwa House Industry Co Ltd	1,973,141
229,100	Denso Corp	3,576,031
65,140	Deutsche Lufthansa AG	399,549
3,146	D'ieteren Group	666,170
86,769	Entain PLC	687,830
22,990	Evolution AB(a)	2,393,015
21,700	Fast Retailing Co Ltd	5,488,824
15,642	Ferrari NV	6,383,371
22,439	Flutter Entertainment PLC(b)	4,080,188
278,000	Galaxy Entertainment Group Ltd	1,293,793
929,073	Genting Singapore Ltd	590,558
82,247	H & M Hennes & Mauritz AB Class B(c)	1,302,802
3,914	Hermes International SCA	9,039,875
561,500	Honda Motor Co Ltd	6,036,121
11,800	Hoshizaki Corp	375,331
7,586	IMCD NV	1,045,711
133,303	Industria de Diseno Textil SA	6,614,948
20,127	InterContinental Hotels Group PLC	2,114,356
77,600	Isuzu Motors Ltd	1,031,650
149,000	ITOCHU Corp(c)	7,324,573
15,800	Japan Airlines Co Ltd	249,640
283,518	JD Sports Fashion PLC	425,562
9,265	Kering SA	3,370,099
262,738	Kingfisher PLC	823,527
21,600	Koito Manufacturing Co Ltd	297,784
16,398	La Francaise des Jeux SAEM(a)	558,517
302,159	Lottery Corp Ltd	1,018,408
34,388	LVMH Moet Hennessy Louis Vuitton SE	26,402,811
177,800	Marubeni Corp	3,296,870
36,900	MatsukiyoCocokara & Co	529,898
61,000	Mazda Motor Corp	588,102
9,700	McDonald's Holdings Co Japan Ltd	382,812
Shares		Fair Value
Consumer, Cyclical — (continued)
99,856	Mercedes-Benz Group AG	$ 6,911,189
416,900	Mitsubishi Corp	8,195,376
322,400	Mitsui & Co Ltd	7,352,855
28,223	Moncler SpA	1,731,310
14,976	Next PLC	1,708,647
130,500	Nintendo Co Ltd	6,968,907
298,300	Nissan Motor Co Ltd	1,012,718
10,100	Nitori Holdings Co Ltd	1,069,257
135,000	Oriental Land Co Ltd	3,772,457
47,600	Pan Pacific International Holdings Corp	1,113,452
282,200	Panasonic Holdings Corp	2,319,825
10,510	Pandora A/S	1,581,892
34,432	Persimmon PLC	584,068
15,175	Puma SE	696,988
94,481	Qantas Airways Ltd(b)	367,692
570	Rational AG	472,599
24,998	Reece Ltd	417,469
23,962	Renault SA	1,228,886
25,952	Rexel SA	671,341
333,200	Sands China Ltd(b)	692,824
2,611	SEB SA	267,977
41,400	Sekisui Chemical Co Ltd	574,740
72,000	Sekisui House Ltd	1,600,214
26,897	Seven Group Holdings Ltd	671,944
9,400	Shimano Inc	1,452,712
199,700	Singapore Airlines Ltd	1,014,670
12,152	Sodexo SA	1,094,664
156,000	Sony Group Corp	13,294,504
270,626	Stellantis NV	5,327,245
73,900	Subaru Corp	1,571,510
126,700	Sumitomo Corp	3,182,951
90,100	Sumitomo Electric Industries Ltd	1,408,670
190,700	Suzuki Motor Corp	2,201,558
13,715	Swatch Group AG	1,080,713
499,697	Taylor Wimpey PLC	894,500
12,300	Toho Co Ltd	359,825
42,000	Tokyo Gas Co Ltd	904,175
17,900	Toyota Industries Corp	1,522,671
1,321,475	Toyota Motor Corp	27,113,333
78,300	Toyota Tsusho Corp	1,530,227
100,154	Universal Music Group NV	2,979,409
3,322	Volkswagen AG	398,055
27,761	Volvo AB Class A	725,762
196,672	Volvo AB Class B	5,053,376
111,155	Volvo Car AB Class B(b)(c)	343,691
140,003	Wesfarmers Ltd	6,062,324
21,765	Whitbread PLC	816,552
115,700	Yamaha Motor Co Ltd(c)	1,075,640
24,355	Zalando SE(a)(b)	571,724
10,100	Zensho Holdings Co Ltd	385,060
		285,518,438
Consumer, Non-Cyclical — 23.63%
22,833	Adecco Group AG	757,482
2,758	Adyen NV(a)(b)	3,275,611
79,200	Aeon Co Ltd	1,695,117

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL INDEX FUND
Schedule of Investments
As of June 28, 2024 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
58,300	Ajinomoto Co Inc	$ 2,051,882
62,155	Alcon Inc	5,525,077
18,847	Amplifon SpA(c)	670,198
111,945	Anheuser-Busch InBev SA(c)	6,499,054
7,374	Argenx SE(b)	3,199,497
62,300	Asahi Group Holdings Ltd(c)	2,204,461
54,926	Ashtead Group PLC	3,660,718
235,600	Astellas Pharma Inc	2,324,370
192,900	AstraZeneca PLC	30,016,631
3,549	Bachem Holding AG(c)	324,298
499	Barry Callebaut AG	813,476
123,507	Bayer AG	3,481,418
12,192	Beiersdorf AG	1,784,494
4,567	BioMerieux	434,271
168,633	Brambles Ltd	1,627,292
249,532	British American Tobacco PLC	7,662,357
37,643	Bureau Veritas SA	1,046,065
4,412	Carl Zeiss Meditec AG	310,181
12,081	Carlsberg A/S Class B	1,450,373
65,363	Carrefour SA	926,211
131	Chocoladefabriken Lindt & Spruengli AG	2,980,471
83,600	Chugai Pharmaceutical Co Ltd	2,976,858
330,424	CK Hutchison Holdings Ltd	1,576,148
24,774	Coca-Cola Europacific Partners PLC	1,812,423
29,310	Coca-Cola HBC AG	996,799
8,100	Cochlear Ltd	1,787,989
163,294	Coles Group Ltd	1,849,888
16,418	Coloplast A/S Class B	1,973,660
59,592	CSL Ltd	11,685,795
23,600	Dai Nippon Printing Co Ltd	796,278
230,000	Daiichi Sankyo Co Ltd	7,993,361
80,979	Danone SA	4,959,949
76,249	Davide Campari-Milano NV(c)	721,908
10,738	Demant A/S(b)	465,070
276,185	Diageo PLC	8,668,777
2,487	DiaSorin SpA	247,407
30,948	Edenred SE	1,312,561
32,200	Eisai Co Ltd	1,325,470
214,950	Endeavour Group Ltd	720,797
37,266	EssilorLuxottica SA	8,007,857
72,436	Essity AB Class B	1,851,814
18,118	Eurofins Scientific SE	907,149
112,554	Experian PLC	5,227,456
74,283	Fisher & Paykel Healthcare Corp Ltd	1,359,617
26,383	Fresenius Medical Care AG	1,008,274
51,456	Fresenius SE & Co KGaA(b)	1,537,212
137,400	FUJIFILM Holdings Corp	3,222,951
8,441	Genmab A/S(b)	2,115,259
23,751	Getinge AB Class B	403,433
30,587	Grifols SA(b)(c)	258,675
516,455	GSK PLC	9,930,319
859,309	Haleon PLC	3,495,187
16,610	Heineken Holding NV	1,309,196
34,808	Heineken NV	3,367,537
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
13,691	Henkel AG & Co KGaA	$ 1,077,169
18,185	Hikma Pharmaceuticals PLC	433,045
101,103	Imperial Brands PLC	2,585,818
20,907	Intertek Group PLC	1,263,298
5,705	Ipsen SA	700,910
180,360	J Sainsbury PLC	580,636
150,500	Japan Tobacco Inc(c)	4,075,457
12,842	JDE Peet's NV	256,137
40,089	Jeronimo Martins SGPS SA	783,499
59,500	Kao Corp(c)	2,408,975
19,478	Kerry Group PLC Class A	1,578,481
29,371	Kesko OYJ Class B	516,696
87,000	Kikkoman Corp	1,011,117
98,400	Kirin Holdings Co Ltd(c)	1,271,092
16,500	Kobe Bussan Co Ltd	367,553
117,067	Koninklijke Ahold Delhaize NV	3,444,943
105,246	Koninklijke Philips NV(b)	2,646,784
39,900	Kyowa Kirin Co Ltd(c)	683,911
25,355	Lifco AB Class B	695,926
9,201	Lonza Group AG	5,009,070
30,150	L'Oreal SA	13,270,997
43	Lotus Bakeries NV	443,470
33,300	MEIJI Holdings Co Ltd	720,217
16,269	Merck KGaA	2,690,493
51,894	Mowi ASA	862,497
331,802	Nestle SA	33,868,453
63,457	Nexi SpA(a)(b)	386,834
26,700	Nissin Foods Holdings Co Ltd	678,868
7,190	NMC Health PLC(b)(d)	454
244,797	Novartis AG	26,063,945
406,290	Novo Nordisk A/S Class B	58,133,953
154,300	Olympus Corp	2,490,761
40,700	Ono Pharmaceutical Co Ltd	556,097
11,913	Orion OYJ Class B	508,084
108,824	Orkla ASA	882,472
54,100	Otsuka Holdings Co Ltd	2,285,549
25,705	Pernod Ricard SA	3,507,182
27,823	QIAGEN NV(c)	1,149,593
19,680	Ramsay Health Care Ltd	621,338
11,874	Randstad NV	539,110
90,252	Reckitt Benckiser Group PLC	4,881,405
15,078	Recordati Industria Chimica e Farmaceutica SpA	784,777
183,900	Recruit Holdings Co Ltd	9,895,139
232,896	RELX PLC	10,668,059
2,408	Remy Cointreau SA	202,329
301,339	Rentokil Initial PLC	1,749,670
91,468	Roche Holding AG	25,459,882
7,978	Salmar ASA	418,404
50,387	Sandoz Group AG	1,826,430
142,776	Sanofi SA	13,769,766
3,633	Sartorius Stedim Biotech	600,395
25,300	Secom Co Ltd	1,498,368
53,632	Securitas AB Class B(c)	531,618
287,600	Seven & i Holdings Co Ltd	3,514,521
18,340	SGS SA	1,635,045
32,700	Shionogi & Co Ltd	1,273,617

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL INDEX FUND
Schedule of Investments
As of June 28, 2024 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
50,100	Shiseido Co Ltd	$ 1,427,809
33,901	Siemens Healthineers AG(a)	1,952,328
110,735	Smith & Nephew PLC	1,371,978
57,812	Sonic Healthcare Ltd	1,009,609
6,305	Sonova Holding AG	1,942,360
13,265	Straumann Holding AG	1,637,413
14,900	Suntory Beverage & Food Ltd(c)	529,192
27,834	Swedish Orphan Biovitrum AB(b)	744,761
65,100	Sysmex Corp	1,050,841
199,452	Takeda Pharmaceutical Co Ltd	5,173,436
165,300	Terumo Corp	2,741,534
873,736	Tesco PLC	3,373,926
136,375	Teva Pharmaceutical Industries Ltd Sponsored ADR(b)	2,216,094
26,400	TOPPAN Holdings Inc	732,349
376,314	Transurban Group	3,103,670
100,969	Treasury Wine Estates Ltd	835,452
15,316	UCB SA	2,274,226
50,200	Unicharm Corp	1,613,189
311,998	Unilever PLC	17,120,732
914,645	WH Group Ltd(a)	602,025
207,700	Wilmar International Ltd	473,611
85,585	Wise PLC Class A(b)	733,491
30,673	Wolters Kluwer NV	5,065,288
148,891	Woolworths Group Ltd	3,342,890
37,800	Yakult Honsha Co Ltd	677,241
		502,099,833
Diversified — 0.04%
22,079	Jardine Matheson Holdings Ltd	783,804
Energy — 4.19%
40,370	Aker BP ASA	1,031,562
25,550	Ampol Ltd	549,540
167,522	APA Group	890,456
2,079,949	BP PLC	12,521,539
13,084	DCC PLC(b)	912,329
390,050	ENEOS Holdings Inc	2,010,104
264,407	Eni SpA	4,059,878
110,520	Equinor ASA	3,165,715
62,234	Galp Energia SGPS SA	1,314,438
134,380	Idemitsu Kosan Co Ltd	873,411
116,500	Inpex Corp(c)	1,710,859
52,278	Neste OYJ	932,874
19,970	OMV AG	868,041
149,909	Repsol SA	2,377,343
385,768	Santos Ltd	1,957,160
797,632	Shell PLC	28,604,299
268,099	TotalEnergies SE	17,950,245
123,547	Vestas Wind Systems A/S(b)	2,864,803
235,358	Woodside Energy Group Ltd	4,432,012
		89,026,608
Shares		Fair Value
Financial — 21.21%
120,562	3i Group PLC	$ 4,645,034
62,944	ABN AMRO Bank NV(a)	1,033,772
33,534	Admiral Group PLC	1,107,704
178,637	Aegon Ltd	1,104,499
25,978	AerCap Holdings NV	2,421,150
21,854	Ageas SA	997,128
1,409,600	AIA Group Ltd	9,537,001
210,639	AIB Group PLC	1,112,404
49,033	Allianz SE	13,617,984
6,942	Amundi SA(a)	448,988
374,683	ANZ Group Holdings Ltd	7,039,412
20,881	ASR Nederland NV(c)	994,117
26,163	ASX Ltd	1,043,922
327,592	Aviva PLC	1,972,765
225,377	AXA SA	7,385,884
4,568	Azrieli Group Ltd	266,887
6,188	Baloise Holding AG	1,090,964
731,083	Banco Bilbao Vizcaya Argentaria SA	7,338,971
165,135	Banco BPM SpA	1,062,776
671,881	Banco de Sabadell SA	1,297,166
2,001,074	Banco Santander SA	9,310,535
160,083	Bank Hapoalim BM	1,413,789
192,002	Bank Leumi Le-Israel BM	1,565,122
133,078	Bank of Ireland Group PLC	1,390,194
3,538	Banque Cantonale Vaudoise	375,391
1,856,093	Barclays PLC	4,903,377
127,538	BNP Paribas SA	8,156,327
472,000	BOC Hong Kong Holdings Ltd	1,456,448
481,700	CaixaBank SA	2,558,089
486,740	CapitaLand Ascendas REIT	917,079
729,004	CapitaLand Integrated Commercial Trust REIT(b)	1,061,393
281,257	Capitaland Investment Ltd	550,060
81,000	Chiba Bank Ltd	726,026
263,924	CK Asset Holdings Ltd	988,677
128,251	Commerzbank AG	1,945,343
209,185	Commonwealth Bank of Australia	17,720,297
72,510	Computershare Ltd	1,268,184
151,900	Concordia Financial Group Ltd	899,776
6,250	Covivio SA REIT	298,864
126,794	Credit Agricole SA	1,731,324
117,600	Dai-ichi Life Holdings Inc	3,149,311
6,600	Daito Trust Construction Co Ltd	683,175
167,400	Daiwa Securities Group Inc	1,285,181
88,200	Danske Bank A/S	2,630,656
243,933	DBS Group Holdings Ltd	6,424,903
242,730	Deutsche Bank AG	3,879,449
23,148	Deutsche Boerse AG	4,731,374
147,775	Dexus REIT	637,483
109,955	DNB Bank ASA	2,157,414
44,549	EQT AB	1,306,060
41,283	Erste Group Bank AG	1,954,137
4,407	Eurazeo SE	351,408
11,424	Euronext NV(a)	1,058,666

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL INDEX FUND
Schedule of Investments
As of June 28, 2024 (Unaudited)
Shares		Fair Value
Financial — (continued)
11,830	EXOR NV	$ 1,235,727
95,402	Fastighets AB Balder Class B(b)(c)	654,904
79,605	FinecoBank Banca Fineco SpA(c)	1,182,871
5,800	Futu Holdings Ltd ADR(b)	380,509
4,929	Gecina SA REIT	455,002
124,623	Generali	3,102,363
20,580	Gjensidige Forsikring ASA(b)	367,292
211,578	Goodman Group REIT	4,881,068
263,260	GPT Group REIT	701,896
10,124	Groupe Bruxelles Lambert NV	720,844
98,500	Hang Seng Bank Ltd	1,266,351
7,261	Hannover Rueck SE	1,838,038
40,385	Hargreaves Lansdown PLC	575,409
3,984	Helvetia Holding AG	538,476
157,830	Henderson Land Development Co Ltd	423,170
148,112	Hong Kong Exchanges & Clearing Ltd	4,740,051
116,300	Hongkong Land Holdings Ltd	374,693
2,341,217	HSBC Holdings PLC	20,206,371
39,700	Hulic Co Ltd(c)	352,866
19,677	Industrivarden AB Class A	670,278
16,841	Industrivarden AB Class C	568,669
414,116	ING Groep NV	7,115,618
312,014	Insurance Australia Group Ltd	1,479,112
1,823,776	Intesa Sanpaolo SpA	6,777,910
217,231	Investor AB Class B	5,952,795
167,557	Israel Discount Bank Ltd Class A	836,191
61,500	Japan Exchange Group Inc	1,442,382
174,700	Japan Post Bank Co Ltd	1,658,772
265,000	Japan Post Holdings Co Ltd	2,634,028
20,600	Japan Post Insurance Co Ltd	400,631
140	Japan Real Estate Investment Corp REIT	442,512
25,875	Julius Baer Group Ltd	1,447,246
30,057	KBC Group NV	2,117,891
30,640	Klepierre SA REIT	818,026
8,633	L E Lundbergforetagen AB Class B	426,959
76,773	Land Securities Group PLC REIT	599,385
10,126	LEG Immobilien SE	827,255
766,823	Legal & General Group PLC	2,194,872
319,044	Link REIT(c)	1,238,964
7,795,576	Lloyds Banking Group PLC	5,374,747
56,380	London Stock Exchange Group PLC	6,683,999
244,408	M&G PLC	628,018
45,732	Macquarie Group Ltd	6,222,798
383,477	Medibank Pvt Ltd	950,375
58,486	Mediobanca Banca di Credito Finanziario SpA(b)	856,121
422,742	Mirvac Group REIT	525,966
142,700	Mitsubishi Estate Co Ltd	2,246,586
86,500	Mitsubishi HC Capital Inc	572,326
Shares		Fair Value
Financial — (continued)
1,392,500	Mitsubishi UFJ Financial Group Inc	$ 15,027,899
326,000	Mitsui Fudosan Co Ltd	3,000,477
22,093	Mizrahi Tefahot Bank Ltd	749,206
301,910	Mizuho Financial Group Inc	6,354,419
160,800	MS&AD Insurance Group Holdings Inc	3,590,024
16,901	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	8,449,749
384,428	National Australia Bank Ltd	9,270,549
808,483	NatWest Group PLC	3,179,617
214	Nippon Building Fund Inc REIT(c)	750,674
246	Nippon Prologis Inc REIT	383,967
35,210	NN Group NV(c)	1,636,506
356,500	Nomura Holdings Inc	2,059,263
11,400	Nomura Real Estate Holdings Inc	286,977
511	Nomura Real Estate Master Fund Inc REIT	453,925
394,903	Nordea Bank Abp	4,707,650
144,100	ORIX Corp	3,193,816
424,985	Oversea-Chinese Banking Corp Ltd	4,513,081
2,876	Partners Group Holding AG	3,682,880
81,981	Phoenix Group Holdings PLC	539,157
337,355	Prudential PLC	3,057,940
195,001	QBE Insurance Group Ltd	2,251,011
7,397	REA Group Ltd(c)	965,858
255,700	Resona Holdings Inc	1,700,953
29,400	Sagax AB Class B	753,407
54,049	Sampo OYJ Class A	2,330,824
34,340	SBI Holdings Inc	871,567
680,507	Scentre Group REIT	1,410,483
88,748	Schroders PLC	405,933
164,649	Segro PLC REIT	1,862,440
51,200	Shizuoka Financial Group Inc	494,941
117,100	Singapore Exchange Ltd	816,587
419,178	Sino Land Co Ltd	431,377
198,759	Skandinaviska Enskilda Banken AB Class A	2,938,587
92,491	Societe Generale SA	2,174,564
1,613	Sofina SA	367,043
115,150	Sompo Holdings Inc	2,466,939
285,800	Standard Chartered PLC	2,579,889
327,261	Stockland REIT	906,436
156,900	Sumitomo Mitsui Financial Group Inc	10,531,903
79,772	Sumitomo Mitsui Trust Holdings Inc	1,833,256
36,000	Sumitomo Realty & Development Co Ltd	1,062,283
176,500	Sun Hung Kai Properties Ltd	1,529,292
155,813	Suncorp Group Ltd	1,801,817
179,946	Svenska Handelsbanken AB Class A	1,719,589
100,165	Swedbank AB Class A	2,063,224
46,000	Swire Pacific Ltd Class A	406,116

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL INDEX FUND
Schedule of Investments
As of June 28, 2024 (Unaudited)
Shares		Fair Value
Financial — (continued)
134,400	Swire Properties Ltd	$ 214,120
3,727	Swiss Life Holding AG	2,735,367
10,294	Swiss Prime Site AG	974,791
37,604	Swiss Re AG	4,662,031
54,600	T&D Holdings Inc	953,702
6,820	Talanx AG	543,484
232,600	Tokio Marine Holdings Inc	8,740,889
46,396	Tryg A/S	1,013,689
413,439	UBS Group AG	12,142,772
14,704	Unibail-Rodamco-Westfield REIT	1,162,014
192,070	UniCredit SpA(c)	7,107,750
152,406	United Overseas Bank Ltd	3,515,447
419,229	Vicinity Ltd REIT	515,476
91,822	Vonovia SE	2,613,109
25,497	Warehouses De Pauw CVA REIT	688,640
25,461	Washington H Soul Pattinson & Co Ltd	555,476
433,673	Westpac Banking Corp	7,852,559
106,000	Wharf Holdings Ltd	297,848
193,300	Wharf Real Estate Investment Co Ltd	512,330
18,062	Zurich Insurance Group AG	9,621,555
		450,699,517
Industrial — 13.78%
197,348	ABB Ltd	10,943,128
2,536	Acciona SA(c)	300,125
28,304	ACS Actividades de Construccion y Servicios SA	1,222,509
9,244	Aena SME SA(a)	1,871,885
4,717	Aeroports de Paris SA	574,535
22,400	AGC Inc(c)	728,866
73,397	Airbus SE	10,073,501
36,024	Alfa Laval AB	1,577,551
36,804	Alstom SA(c)	620,693
319	AP Moller - Maersk A/S Class A	541,285
510	AP Moller - Maersk A/S Class B	884,517
120,992	Assa Abloy AB Class B	3,426,560
334,891	Atlas Copco AB Class A	6,287,999
191,657	Atlas Copco AB Class B	3,094,743
167,590	Auckland International Airport Ltd(c)	778,862
188,256	Aurizon Holdings Ltd	457,319
375,409	BAE Systems PLC	6,250,657
41,528	Beijer Ref AB	640,974
25,707	Bouygues SA	826,336
24,000	Brother Industries Ltd	423,941
62,024	Cellnex Telecom SA(a)	2,017,299
93,500	Central Japan Railway Co	2,026,812
56,786	Cie de Saint-Gobain SA(b)	4,416,485
65,000	CK Infrastructure Holdings Ltd	367,074
42,400	Daifuku Co Ltd	796,354
32,300	Daikin Industries Ltd	4,496,667
Shares		Fair Value
Industrial — (continued)
2,222	Dassault Aviation SA	$ 402,376
125,248	Deutsche Post AG	5,085,938
22,318	DSV A/S	3,425,771
107,500	East Japan Railway Co	1,789,838
9,921	Eiffage SA	911,804
2,807	Elbit Systems Ltd	488,451
80,400	Epiroc AB Class A	1,611,003
53,368	Epiroc AB Class B	979,613
115,800	FANUC Corp	3,179,026
66,697	Ferrovial SE(c)	2,591,057
16,900	Fuji Electric Co Ltd	965,676
21,135	GEA Group AG	878,655
4,262	Geberit AG	2,510,540
49,166	Getlink SE	814,061
49,222	Halma PLC	1,677,132
31,700	Hankyu Hanshin Holdings Inc	845,608
17,497	Heidelberg Materials AG	1,808,738
254,195	Hexagon AB Class B	2,880,341
11,600	Hitachi Construction Machinery Co Ltd	311,055
573,500	Hitachi Ltd	12,913,114
65,159	Holcim AG	5,759,539
43,100	Hoya Corp	5,040,086
39,571	Husqvarna AB Class B	316,439
12,100	Ibiden Co Ltd	495,281
37,290	Indutrade AB	957,782
36,913	Infrastrutture Wireless Italiane SpA(a)	384,474
24,733	InPost SA(b)	435,191
15,374	Investment AB Latour Class B	415,275
53,654	James Hardie Industries PLC(b)	1,679,238
55,300	Kajima Corp	959,233
44,700	Kawasaki Kisen Kaisha Ltd(c)	651,855
19,200	Keisei Electric Railway Co Ltd	620,894
195,400	Keppel Ltd	928,836
24,060	Keyence Corp	10,530,539
18,893	Kingspan Group PLC	1,605,673
19,500	Kintetsu Group Holdings Co Ltd	425,325
10,450	Knorr-Bremse AG	798,745
112,700	Komatsu Ltd	3,291,916
40,506	Kone OYJ Class B	2,008,344
11,927	Kongsberg Gruppen ASA	971,254
120,400	Kubota Corp	1,691,979
6,467	Kuehne + Nagel International AG	1,861,087
152,400	Kyocera Corp	1,757,755
32,366	Legrand SA	3,212,495
51,817	Leonardo SpA	1,200,539
31,000	Makita Corp	848,717
167,532	Melrose Industries PLC	1,166,341
86,540	Metso OYJ	919,781
49,300	MINEBEA MITSUMI Inc	1,015,621
242,900	Mitsubishi Electric Corp	3,892,502

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL INDEX FUND
Schedule of Investments
As of June 28, 2024 (Unaudited)
Shares		Fair Value
Industrial — (continued)
387,700	Mitsubishi Heavy Industries Ltd	$ 4,173,621
44,000	Mitsui OSK Lines Ltd(c)	1,322,933
222,702	MTR Corp Ltd	702,943
6,668	MTU Aero Engines AG	1,700,029
216,500	Murata Manufacturing Co Ltd	4,483,364
204,720	Nibe Industrier AB Class B(c)	863,416
53,700	Nidec Corp	2,416,474
7,600	Nippon Express Holdings Inc(c)	351,732
59,300	Nippon Yusen KK(c)	1,730,191
86,400	Obayashi Corp	1,032,514
24,100	Omron Corp	834,538
65,509	Orica Ltd	777,975
56,701	Poste Italiane SpA(a)(c)	721,495
32,031	Prysmian SpA	1,977,498
5,377	Rheinmetall AG	2,740,204
991	ROCKWOOL A/S Class B	401,731
1,064,595	Rolls-Royce Holdings PLC(b)	6,112,861
42,524	Saab AB Class B	1,021,633
42,312	Safran SA	8,917,614
134,275	Sandvik AB	2,698,164
8,524	Schindler Holding AG	2,133,353
68,125	Schneider Electric SE	16,332,681
10,500	SCREEN Holdings Co Ltd	951,918
34,800	SG Holdings Co Ltd	321,808
31,600	Shimadzu Corp	792,022
95,029	Siemens AG	17,687,321
74,230	Siemens Energy AG(b)	1,935,518
41,728	SIG Group AG	766,787
19,009	Sika AG	5,426,305
172,200	Singapore Technologies Engineering Ltd	548,344
139,000	SITC International Holdings Co Ltd	376,911
37,392	Skanska AB Class B	674,565
45,440	SKF AB Class B	913,219
7,200	SMC Corp	3,430,491
45,926	Smiths Group PLC	987,588
9,874	Spirax Group PLC	1,057,662
76,428	Stora Enso OYJ Class R	1,043,662
78,688	Svenska Cellulosa AB SCA Class B	1,158,035
18,700	Taisei Corp	695,691
50,300	TDK Corp	3,093,040
176,500	Techtronic Industries Co Ltd	2,012,081
61,340	Tenaris SA	943,553
11,347	Thales SA	1,815,160
69,700	Tokyu Corp	769,645
20,600	TOTO Ltd	485,322
26,588	Trelleborg AB Class B	1,034,704
3,313	VAT Group AG(a)	1,870,709
62,527	Vinci SA	6,590,623
61,666	Wartsila OYJ Abp	1,195,475
57,400	West Japan Railway Co	1,071,055
28,600	Yamato Holdings Co Ltd	315,169
32,200	Yaskawa Electric Corp	1,161,100
24,900	Yokogawa Electric Corp	604,724
		292,736,381
Shares		Fair Value
Technology — 7.54%
98,100	Advantest Corp	$ 3,975,596
5,950	ASM International NV	4,548,038
49,840	ASML Holding NV	50,795,272
9,335	BE Semiconductor Industries NV	1,559,425
8,671	Bechtle AG	407,873
121,400	Canon Inc(c)	3,293,298
37,200	Capcom Co Ltd	703,708
19,563	Capgemini SE	3,885,948
11,123	Check Point Software Technologies Ltd(b)	1,835,295
5,203	CyberArk Software Ltd(b)	1,422,604
83,601	Dassault Systemes SE	3,143,481
11,200	Disco Corp	4,266,076
214,500	Fujitsu Ltd	3,364,107
9,408	Global-e Online Ltd(b)	341,228
20,500	Hamamatsu Photonics KK	550,705
161,747	Infineon Technologies AG	5,936,166
13,900	Konami Group Corp	1,005,032
9,900	Lasertec Corp	2,222,356
20,126	Logitech International SA	1,936,943
4,576	Monday.com Ltd(b)	1,101,718
31,600	NEC Corp	2,605,628
8,357	Nemetschek SE	815,868
48,200	Nexon Co Ltd(c)	896,725
50,169	Nomura Research Institute Ltd	1,417,963
78,900	NTT Data Group Corp	1,165,593
8,900	Obic Co Ltd	1,148,387
4,000	Oracle Corp Japan	276,018
24,200	Otsuka Corp	466,773
7,034	Pro Medicus Ltd	668,034
182,000	Renesas Electronics Corp	3,451,566
58,900	Ricoh Co Ltd	504,838
37,400	Rohm Co Ltd	499,951
122,640	Sage Group PLC	1,679,428
130,042	SAP SE	26,122,274
16,200	SCSK Corp	324,106
31,400	Seiko Epson Corp	490,879
85,166	STMicroelectronics NV(c)	3,335,777
38,400	SUMCO Corp	555,488
6,506	Teleperformance SE	687,351
6,952	Temenos AG	479,070
32,500	TIS Inc	631,411
58,500	Tokyo Electron Ltd	12,805,675
20,659	WiseTech Global Ltd	1,373,383
18,253	Xero Ltd(b)	1,650,733
		160,347,788
Utilities — 2.94%
2,192	BKW AG	349,880
717,873	Centrica PLC	1,223,153
82,700	Chubu Electric Power Co Inc	976,962
201,500	CLP Holdings Ltd	1,629,756
285,342	E.ON SE	3,750,162
386,724	EDP - Energias de Portugal SA	1,449,944
34,172	EDP Renovaveis SA(c)	477,494

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL INDEX FUND
Schedule of Investments
As of June 28, 2024 (Unaudited)
Shares		Fair Value
Utilities — (continued)
3,053	Elia Group SA	$ 285,140
44,037	Endesa SA(c)	827,410
988,585	Enel SpA	6,859,590
229,638	Engie SA	3,288,498
61,303	Fortum OYJ(b)	897,448
1,425,229	Hong Kong & China Gas Co Ltd	1,083,090
719,632	Iberdrola SA(b)	9,337,171
93,800	Kansai Electric Power Co Inc	1,575,072
78,004	Mercury NZ Ltd	311,917
190,448	Meridian Energy Ltd	729,650
597,805	National Grid PLC	6,673,633
216,263	Origin Energy Ltd	1,564,650
23,202	Orsted A/S(a)(b)	1,232,524
49,300	Osaka Gas Co Ltd	1,089,546
183,500	Power Assets Holdings Ltd	991,720
54,094	Redeia Corp SA(c)	945,911
77,669	RWE AG	2,664,463
99,300	Sembcorp Industries Ltd	350,985
34,756	Severn Trent PLC	1,045,688
259,028	Snam SpA(c)	1,143,871
134,055	SSE PLC	3,026,585
179,193	Terna - Rete Elettrica Nazionale	1,381,333
194,500	Tokyo Electric Power Co Holdings Inc(b)	1,047,379
89,005	United Utilities Group PLC	1,105,446
85,301	Veolia Environnement SA	2,555,010
7,347	Verbund AG	581,312
		62,452,393
TOTAL COMMON STOCK — 96.57% (Cost $1,769,096,674)		$2,051,952,293
PREFERRED STOCK
Consumer, Cyclical — 0.27%
7,888	Bayerische Motoren Werke AG	696,513
14,591	Dr Ing hc F Porsche AG	1,085,475
20,777	Porsche Automobil Holding SE	937,705
26,649	Volkswagen AG	3,009,043
		5,728,736
Consumer, Non-Cyclical — 0.10%
23,087	Henkel AG & Co KGaA	2,055,594
Shares		Fair Value
Industrial — 0.04%
3,372	Sartorius AG	$ 789,339
TOTAL PREFERRED STOCK — 0.41% (Cost $10,633,660)		$8,573,669
RIGHTS
Industrial — 0.00%(e)
13,981	ACS Actividades de Construccion y Servicios SA(b)(d)	18,713
TOTAL RIGHTS — 0.00%(e) (Cost $20,502)		$18,713
GOVERNMENT MONEY MARKET MUTUAL FUNDS
54,876,125	Dreyfus Institutional Preferred Government Money Market Fund Institutional Class(f), 5.26%(g)	54,876,125
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 2.58% (Cost $54,876,125)		$54,876,125
Principal Amount
SHORT TERM INVESTMENTS
U.S. Treasury Bonds and Notes — 2.06%
$44,224,100	U.S. Treasury Bills(h) 5.29%, 08/20/2024	43,889,504
TOTAL SHORT TERM INVESTMENTS — 2.06% (Cost $43,889,504)		$43,889,504
TOTAL INVESTMENTS — 101.62% (Cost $1,878,516,465)		$2,159,310,304
OTHER ASSETS & LIABILITIES, NET — (1.62)%		$(34,515,521)
TOTAL NET ASSETS — 100.00%		$2,124,794,783

(a)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(b)	Non-income producing security.
(c)	All or a portion of the security is on loan as of June 28, 2024.
(d)	Security is fair valued using significant unobservable inputs.
(e)	Represents less than 0.005% of net assets.
(f)	Collateral received for securities on loan.
(g)	Rate shown is the 7-day yield as of June 28, 2024.
(h)	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL INDEX FUND
Schedule of Investments
As of June 28, 2024 (Unaudited)
As of June 28, 2024 the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts	Notional Amount (000)		Expiration Date	Fair Value and Net Unrealized Appreciation
Long
MSCI EAFE Index Futures	553	USD	64,789	Sep 2024	$278,760
				Net Appreciation	$278,760
As of June 28, 2024 the Fund held the following over-the-counter ("OTC") forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
CGM	USD	193,574	EUR	180,028	07/01/2024	$744
CGM	USD	17,435	GBP	13,690	07/05/2024	128
CGM	USD	22,251	GBP	17,471	07/18/2024	163
CGM	USD	3,737	JPY	581,400	08/07/2024	101
CGM	USD	6,856	JPY	1,065,363	08/15/2024	184
MEL	USD	169,415	AUD	256,432	07/01/2024	(1,663)
MEL	USD	109,605	AUD	165,751	07/02/2024	(979)
MEL	USD	180,458	AUD	271,573	07/03/2024	(731)
MEL	USD	68,179	AUD	102,357	08/13/2024	(186)
MEL	USD	17,974	AUD	26,976	08/26/2024	(49)
MEL	USD	32,194	AUD	48,313	08/29/2024	(88)
MEL	USD	48,664	AUD	73,028	08/30/2024	(133)
MEL	USD	28,005	AUD	42,006	09/18/2024	(75)
MEL	USD	3,538,243	CHF	3,170,000	07/10/2024	4,598
MEL	USD	55,690	EUR	52,156	07/01/2024	(175)
MEL	USD	87,727	EUR	81,852	07/03/2024	46
MEL	USD	26,247	EUR	24,294	07/08/2024	216
MEL	USD	1,600,413	EUR	1,470,000	07/10/2024	25,197
MEL	USD	143,327	EUR	131,542	08/02/2024	2,210
MEL	USD	26,248	GBP	20,803	07/02/2024	(49)
MEL	USD	54,135	GBP	42,387	07/05/2024	551
MEL	USD	118,321	GBP	93,570	07/11/2024	30
MEL	USD	65,293	GBP	51,155	07/12/2024	623
MEL	USD	31,062	GBP	24,363	07/17/2024	261
MEL	USD	231,362	GBP	181,054	07/19/2024	2,463
MEL	USD	70,908	GBP	55,670	07/26/2024	524
MEL	USD	37,593	GBP	29,540	08/01/2024	243
MEL	USD	208,143	GBP	164,629	08/02/2024	(12)
MEL	USD	20,361	HKD	158,760	07/05/2024	26
MEL	USD	25,412	HKD	198,204	07/16/2024	15
MEL	USD	54,231	HKD	422,956	08/13/2024	(7)
MEL	USD	768,918	JPY	114,676,363	07/01/2024	55,821
MEL	USD	9,241	JPY	1,421,200	07/16/2024	383
MEL	USD	20,283	JPY	3,017,160	07/19/2024	1,468
MEL	USD	48,701	JPY	7,739,250	08/26/2024	147
MEL	USD	18,344	JPY	2,913,460	08/30/2024	55
MEL	USD	208,873	JPY	33,152,975	09/03/2024	634
MEL	USD	36,004	JPY	5,713,785	09/04/2024	110
MEL	USD	26,876	JPY	4,264,620	09/05/2024	82
MEL	USD	4,391	JPY	696,575	09/06/2024	13
MEL	USD	43,466	JPY	6,892,820	09/09/2024	133
MEL	USD	4,106	JPY	650,930	09/11/2024	13
MEL	USD	13,882	JPY	2,200,331	09/12/2024	43
MEL	USD	14,356	JPY	2,273,750	09/17/2024	45
MEL	USD	6,278	JPY	992,970	09/27/2024	20
MEL	USD	4,095	JPY	647,360	09/30/2024	13
MEL	USD	10,684	NZD	17,456	07/10/2024	52
					Net Appreciation	$93,208
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL INDEX FUND
Schedule of Investments
As of June 28, 2024 (Unaudited)
Abbreviations
CGM	Citigroup Global Markets
MEL	Mellon Capital
Currency Abbreviations
AUD	Australian Dollar
CHF	Swiss Franc
EUR	Euro Dollar
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
NZD	New Zealand Dollar
USD	U.S. Dollar
Summary of Investments by Country as of June 28, 2024.
Country	Fair Value	Percentage of Fund Investments
Japan	$470,336,148	21.78%
United Kingdom	285,060,991	13.20
France	225,161,676	10.43
Switzerland	213,643,101	9.89
Germany	177,026,224	8.20
Australia	150,578,839	6.97
Netherlands	116,936,511	5.42
United States	98,765,629	4.57
Denmark	81,555,037	3.78
Sweden	66,852,058	3.10
Spain	52,827,764	2.45
Italy	49,007,027	2.27
Hong Kong	38,710,438	1.79
Singapore	27,893,029	1.29
Ireland	21,506,834	1.00
Finland	20,760,835	0.96
Belgium	16,276,667	0.75
Israel	15,132,302	0.70
Norway	12,561,404	0.58
New Zealand	5,321,484	0.25
Austria	3,728,475	0.17
Portugal	3,547,881	0.17
Luxembourg	3,288,443	0.15
Chile	1,269,993	0.06
Macau	692,824	0.03
Poland	435,191	0.02
Jordan	433,045	0.02
United Arab Emirates	454	0.00
Total	$2,159,310,304	100.00%
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL VALUE FUND
Schedule of Investments
As of June 28, 2024 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 6.65%
79,541	Agnico Eagle Mines Ltd	$ 5,202,528
79,300	Anglo American PLC	2,505,409
11,500	Arkema SA	1,002,149
249,300	BlueScope Steel Ltd	3,384,149
42,600	Boliden AB	1,370,051
38,862	Croda International PLC	1,932,851
142,685	Franco-Nevada Corp	16,917,150
1,369,064	Glencore PLC	7,789,454
242,600	ICL Group Ltd	1,043,245
75,800	Kaneka Corp	1,996,207
710,000	Kingboard Holdings Ltd	1,669,578
347,200	Mitsubishi Chemical Group Corp	1,934,525
114,700	Mitsubishi Gas Chemical Co Inc	2,200,241
75,100	Mitsui Chemicals Inc	2,079,626
47,700	Nippon Soda Co Ltd	1,566,425
31,100	Nitto Denko Corp	2,466,755
63,204	Novonesis / Novozymes Class B	3,861,414
81,400	Rio Tinto Ltd	6,447,827
42,336	Symrise AG	5,180,112
115,600	Tokuyama Corp	2,129,538
118,202	Wheaton Precious Metals Corp	6,197,602
58,600	Yara International ASA	1,688,733
		80,565,569
Communications — 2.49%
1,430,200	Airtel Africa PLC(a)	2,161,886
2,511,000	BT Group PLC(b)	4,450,029
341,200	M3 Inc	3,264,608
20,487	Nice Ltd Sponsored ADR(c)	3,523,149
1,726,600	Nippon Telegraph & Telephone Corp	1,632,679
795,200	Nokia OYJ	3,026,584
235,861	Ocado Group PLC(b)(c)	856,404
192,200	Orange SA	1,927,865
224,800	ProSiebenSat.1 Media SE(b)	1,589,040
395,700	Telefonaktiebolaget LM Ericsson Class B	2,456,196
342,000	Telefonica SA(b)	1,448,795
298,600	Television Francaise 1 SA	2,331,538
69,200	United Internet AG	1,494,933
		30,163,706
Consumer, Cyclical — 11.49%
16,766	adidas AG	4,003,162
113,871	Amadeus IT Group SA	7,577,483
121,685	Associated British Foods PLC	3,797,924
68,500	Bayerische Motoren Werke AG	6,479,515
214,000	Betsson AB Class B	2,501,809
22,605	Cie Financiere Richemont SA	3,532,776
Shares		Fair Value
Consumer, Cyclical — (continued)
90,400	Cie Generale des Etablissements Michelin SCA	$ 3,494,062
360,400	Citizen Watch Co Ltd	2,415,520
52,100	Daimler Truck Holding AG	2,077,912
74,800	Daiwa House Industry Co Ltd	1,904,399
98,500	Daiwabo Holdings Co Ltd	1,769,172
300	EDION Corp	3,035
862,700	Harvey Norman Holdings Ltd(b)	2,388,228
495,900	Honda Motor Co Ltd	5,330,921
440,100	International Consolidated Airlines Group SA(c)	762,235
198,100	Isuzu Motors Ltd	2,633,633
48,400	ITOCHU Corp(b)	2,379,257
99,382	Iveco Group NV	1,112,867
152,400	Jardine Cycle & Carriage Ltd	2,981,606
1,038,600	Kingfisher PLC	3,255,390
73,400	Kohnan Shoji Co Ltd	1,907,805
226,400	K's Holdings Corp	2,132,983
3,400	LVMH Moet Hennessy Louis Vuitton SE	2,610,491
120,200	Marubeni Corp	2,228,818
93,100	Mercedes-Benz Group AG	6,443,596
84,000	Mitsui & Co Ltd	1,915,756
38,600	Mitsui-Soko Holdings Co Ltd	1,150,951
181,700	Okamura Corp	2,547,913
415,400	Pets at Home Group PLC	1,550,110
603,400	Pirelli & C SpA(a)	3,585,660
580,300	Qantas Airways Ltd(c)	2,258,362
142,200	Rexel SA	3,678,510
41,599	Ryanair Holdings PLC Sponsored ADR	4,843,788
121,900	Sankyo Co Ltd	1,325,508
124,400	Sojitz Corp	3,038,753
166,012	Stellantis NV	3,267,929
158,100	Subaru Corp	3,362,054
119,900	Sumitomo Corp	3,012,121
96,000	Sumitomo Forestry Co Ltd(b)	3,077,521
202,900	Super Retail Group Ltd	1,869,546
14,500	Swatch Group AG	2,970,722
112,500	Tokmanni Group Corp	1,577,638
153,500	Toyota Boshoku Corp	2,038,729
312,100	Volvo AB Class B	8,019,233
303,600	Yamaha Motor Co Ltd(b)	2,822,510
108,600	Yokohama Rubber Co Ltd(b)	2,415,556
627,500	Yue Yuen Industrial Holdings Ltd	1,208,897
79,094	Zalando SE(a)(c)	1,856,702
		139,119,068
Consumer, Non-Cyclical — 19.11%
47,500	Adecco Group AG	1,575,806
60,556	Agilent Technologies Inc	7,849,874
52,700	Arcs Co Ltd	954,933
112,618	Bayer AG	3,174,479
34,364	Beiersdorf AG	5,029,720
93,700	British American Tobacco PLC	2,877,238

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL VALUE FUND
Schedule of Investments
As of June 28, 2024 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
77,303	Bruker Corp	$ 4,932,704
212,700	Carrefour SA	3,014,015
160	Chocoladefabriken Lindt & Spruengli AG	1,868,930
357,000	CK Hutchison Holdings Ltd	1,702,918
156,800	Coca-Cola HBC AG	5,332,586
298,409	Diageo PLC	9,366,334
318,400	Elders Ltd	1,726,963
39,944	EssilorLuxottica SA	8,583,316
195,498	Experian PLC	9,079,706
84,400	Ezaki Glico Co Ltd(b)	2,195,134
42,800	Fresenius SE & Co KGaA(c)	1,278,620
524,100	GSK PLC	10,077,316
2,341,597	Haleon PLC	9,524,304
206,700	Imperial Brands PLC	5,286,576
205,760	Inghams Group Ltd	495,858
80,533	Intertek Group PLC	4,866,179
21,100	Ipsen SA	2,592,322
57,160	Itoham Yonekyu Holdings Inc	1,530,835
634,700	J Sainsbury PLC	2,043,300
169,000	Koninklijke Ahold Delhaize NV	4,973,181
13,400	Kose Corp(b)	850,688
176,000	Lion Corp(b)	1,371,785
58,700	Megmilk Snow Brand Co Ltd	950,117
716,900	Metcash Ltd	1,687,018
101,500	Mowi ASA	1,686,968
148,700	Novartis AG	15,832,337
221,900	Olympus Corp	3,581,983
218,400	Ono Pharmaceutical Co Ltd(b)	2,984,069
65,200	Otsuka Holdings Co Ltd	2,754,488
63,649	Pernod Ricard SA	8,684,249
6,420	Randstad NV	291,484
59,695	Roche Holding AG	16,539,027
329,300	Rohto Pharmaceutical Co Ltd	6,894,077
43,880	Sandoz Group AG	1,590,564
52,200	Sanofi SA	5,034,332
159,100	Santen Pharmaceutical Co Ltd	1,627,671
124,000	Scandinavian Tobacco Group A/S(a)	1,750,341
225,300	Securitas AB Class B	2,233,247
54,280	SGS SA	4,839,163
61,300	Shionogi & Co Ltd	2,387,545
27,900	Societe BIC SA	1,643,987
1,981,700	Sonae SGPS SA(c)	1,854,842
92,100	Suedzucker AG	1,341,430
1,283,400	Tesco PLC	4,955,840
144,700	Teva Pharmaceutical Industries Ltd(c)	2,354,220
136,900	Toyo Suisan Kaisha Ltd	8,154,073
2,244,000	United Laboratories International Holdings Ltd	2,373,788
5,235,500	WH Group Ltd(a)	3,446,040
59,403	Wolters Kluwer NV	9,809,712
		231,438,232
Shares		Fair Value
Energy — 6.61%
228,913	Aker BP ASA	$ 5,849,340
1,107,300	Beach Energy Ltd	1,094,816
715,500	BP PLC	4,307,395
173,600	Eni SpA	2,665,568
182,249	Galp Energia SGPS SA	3,849,262
692,100	New Hope Corp Ltd	2,241,636
45,500	OMV AG	1,977,762
231,846	Petroleo Brasileiro SA Sponsored ADR	3,162,380
357,500	Repsol SA	5,669,479
310,200	Shell PLC	11,124,244
433,025	TotalEnergies SE	28,992,667
487,175	Woodside Energy Group Ltd	9,173,963
		80,108,512
Financial — 22.98%
134,000	3i Group PLC	5,162,776
220,600	ABN AMRO Bank NV(a)	3,623,064
457,600	Aegon Ltd(b)	2,829,307
2,557,829	AIB Group PLC	13,508,134
10,500	Allianz SE	2,916,176
134,826	ANZ Group Holdings Ltd	2,533,063
41,800	ASR Nederland NV(b)	1,990,042
359,400	Aviva PLC	2,164,313
140,600	AXA SA	4,607,637
382,100	Banco Bilbao Vizcaya Argentaria SA	3,835,709
2,364,554	Banco de Sabadell SA	4,565,123
893,000	Banco Santander SA	4,154,929
235,700	Bank Leumi Le-Israel BM	1,921,330
1,155,882	Bank of Ireland Group PLC	12,074,879
981,700	Barclays PLC	2,593,429
53,400	BAWAG Group AG(a)	3,375,690
64,700	BNP Paribas SA	4,137,703
2,365,544	CaixaBank SA	12,562,327
528,900	Chiba Bank Ltd	4,740,682
191,600	Credit Agricole SA	2,616,226
144,200	Danske Bank A/S	4,300,913
94,270	DBS Group Holdings Ltd	2,482,959
193,400	Deutsche Bank AG	3,091,028
59,521	Deutsche Boerse AG	12,165,894
113,800	DNB Bank ASA	2,232,856
82,400	Eurocommercial Properties NV REIT(c)	1,985,348
68,582	Euronext NV(a)	6,355,520
443,600	Gunma Bank Ltd	2,857,438
61,400	Hachijuni Bank Ltd	403,309
1,040,900	Helia Group Ltd	2,676,967
220,866	Hiscox Ltd	3,203,106
219,900	ING Groep NV	3,778,469
486,800	Japan Post Holdings Co Ltd	4,838,660
93,370	Julius Baer Group Ltd	5,222,391
26,285	Jyske Bank A/S	2,093,968
8,456	LEG Immobilien SE	690,823
9,902,242	Lloyds Banking Group PLC	6,827,212
38,362	London Stock Exchange Group PLC	4,547,917
645,280	Mebuki Financial Group Inc	2,530,414

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL VALUE FUND
Schedule of Investments
As of June 28, 2024 (Unaudited)
Shares		Fair Value
Financial — (continued)
155,300	Mediobanca Banca di Credito Finanziario SpA(c)	$ 2,273,289
301,900	Mitsubishi HC Capital Inc	1,997,518
177,100	Mitsubishi UFJ Financial Group Inc	1,911,268
153,100	Mizuho Financial Group Inc	3,222,356
239,512	National Bank of Greece SA(c)	1,996,639
5,201,298	NatWest Group PLC	20,455,761
77,200	NN Group NV	3,588,139
473,800	Nomura Holdings Inc	2,736,826
244,400	Nordea Bank Abp	2,913,499
62,800	North Pacific Bank Ltd	208,676
238,400	ORIX Corp	5,283,869
206,580	QBE Insurance Group Ltd	2,384,674
1,820,700	Resona Holdings Inc	12,111,559
2,857	Samsung Fire & Marine Insurance Co Ltd	803,640
76,400	Societe Generale SA	1,796,247
676,600	Stockland REIT	1,874,022
36,700	Sumitomo Mitsui Financial Group Inc	2,463,485
128,900	Swedbank AB Class A	2,655,115
54,800	Swiss Re AG	6,793,939
111,769	Sydbank AS	5,920,566
16,776	TAG Immobilien AG(c)	245,204
531,533	UBS Group AG	15,611,212
139,800	United Overseas Bank Ltd	3,224,672
95,125	Vonovia SE	2,707,107
18,834	Willis Towers Watson PLC	4,937,145
		278,314,158
Industrial — 16.78%
47,300	AGC Inc(b)	1,539,080
235,800	Alps Alpine Co Ltd	2,260,948
217,000	Amada Co Ltd	2,412,729
112,400	BAE Systems PLC	1,871,489
54,300	Bekaert SA	2,270,125
104,400	Bouygues SA	3,355,876
248,400	bpost SA(b)	804,723
162,500	Brother Industries Ltd	2,870,432
4,800	Bucher Industries AG	1,930,786
38,300	Cargotec OYJ Class B(c)	3,077,227
85,700	Cia de Distribucion Integral Logista Holdings SA	2,428,475
182,852	Cie de Saint-Gobain SA(c)	14,221,164
123,404	CRH PLC	9,252,832
48,600	D/S Norden A/S	2,118,679
76,200	Deutsche Post AG	3,094,249
25,700	Dfds A/S	726,178
219,746	Epiroc AB Class A	4,403,129
915,400	Firstgroup PLC	1,830,615
65,600	Fujikura Ltd	1,298,174
129,105	GEA Group AG	5,367,341
1,600	Hazama Ando Corp	11,616
51,000	Heidelberg Materials AG	5,272,084
39,279	Hirose Electric Co Ltd	4,355,531
96,500	Holcim AG	8,529,835
Shares		Fair Value
Industrial — (continued)
111,300	Hosiden Corp	$ 1,495,586
411,383	IMI PLC	9,136,176
97,100	Kamigumi Co Ltd	2,006,050
62,721	Knorr-Bremse AG	4,794,077
114,300	Komatsu Ltd	3,338,651
148,536	Legrand SA	14,742,975
96,100	Leonardo SpA	2,226,524
590,800	Mitsubishi Electric Corp	9,467,641
227,900	QinetiQ Group PLC	1,271,998
266,700	Rengo Co Ltd	1,730,593
4,000	ROCKWOOL A/S Class B	1,621,517
32,200	Sankyu Inc	1,102,984
16,373	Schindler Holding AG	4,108,046
81,820	Schneider Electric SE	19,615,999
44,600	Seino Holdings Co Ltd	603,858
294,800	Shimadzu Corp	7,388,868
92,300	Signify NV(a)	2,292,321
16,175	Sika AG	4,617,312
148,300	SKF AB Class B	2,980,423
29,909	Spirax Group PLC	3,203,728
82,200	Sumitomo Heavy Industries Ltd	2,145,219
221,215	Svenska Cellulosa AB SCA Class B(b)	3,255,576
91,100	Taisei Corp	3,389,168
41,500	Takeuchi Manufacturing Co Ltd	1,455,161
30,500	TKH Group NV	1,329,337
34,200	Tsubakimoto Chain Co	1,328,405
62,900	Verallia SA(a)	2,288,828
83,400	Wienerberger AG	2,764,699
89,900	Yokogawa Electric Corp	2,183,319
		203,188,356
Technology — 9.82%
41,808	Analog Devices Inc	9,543,094
5,677	ASML Holding NV	5,785,810
58,908	Cadence Design Systems Inc(c)	18,128,937
79,900	Canon Inc(b)	2,167,500
43,542	Capgemini SE	8,649,080
65,200	Computacenter PLC	2,354,292
81,071	Dassault Systemes SE	3,048,350
55,900	DTS Corp	1,467,480
72,600	Ferrotec Holdings Corp	1,253,933
180,100	Indra Sistemas SA(b)	3,698,323
63,400	Infineon Technologies AG	2,326,800
170,571	Nomura Research Institute Ltd	4,820,973
2,174,000	PAX Global Technology Ltd	1,631,394
248,844	Samsung Electronics Co Ltd	14,645,415
63,903	SAP SE	12,836,558
158,300	Seiko Epson Corp	2,474,716
99,700	STMicroelectronics NV(b)	3,905,044
116,498	Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	20,248,518
		118,986,217

See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL VALUE FUND
Schedule of Investments
As of June 28, 2024 (Unaudited)
Shares		Fair Value
Utilities — 0.92%
1,366,800	A2A SpA	$ 2,713,353
446,400	AGL Energy Ltd	3,216,521
421,000	Drax Group PLC	2,620,848
182,800	Engie SA	2,617,762
		11,168,484
TOTAL COMMON STOCK — 96.85% (Cost $1,035,974,911)		$1,173,052,302
PREFERRED STOCK
Consumer, Cyclical — 0.47%
423,994	Schaeffler AG	2,445,480
28,400	Volkswagen AG	3,206,755
TOTAL PREFERRED STOCK — 0.47% (Cost $10,417,816)		$5,652,235
Shares		Fair Value
GOVERNMENT MONEY MARKET MUTUAL FUNDS
39,554,417	Dreyfus Institutional Preferred Government Money Market Fund Institutional Class(d), 5.26%(e)	$ 39,554,417
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 3.27% (Cost $39,554,417)		$39,554,417
TOTAL INVESTMENTS — 100.59% (Cost $1,085,947,144)		$1,218,258,954
OTHER ASSETS & LIABILITIES, NET — (0.59)%		$(7,112,754)
TOTAL NET ASSETS — 100.00%		$1,211,146,200

(a)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(b)	All or a portion of the security is on loan as of June 28, 2024.
(c)	Non-income producing security.
(d)	Collateral received for securities on loan.
(e)	Rate shown is the 7-day yield as of June 28, 2024.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
Summary of Investments by Country as of June 28, 2024.
Country	Fair Value	Percentage of Fund Investments
Japan	$214,795,594	17.63%
France	155,287,349	12.75
United Kingdom	154,678,661	12.70
Switzerland	112,589,932	9.24
Germany	101,108,797	8.30
United States	80,009,027	6.57
Netherlands	51,899,663	4.26
Ireland	48,759,339	4.00
Spain	45,940,643	3.77
Australia	45,453,613	3.73
Sweden	29,874,780	2.45
Canada	28,317,280	2.32
Denmark	22,393,576	1.84
Taiwan	20,248,518	1.66
South Korea	15,449,055	1.27
Italy	14,577,261	1.20
Hong Kong	12,032,615	0.99
Norway	11,457,897	0.94
Finland	10,594,948	0.87
Israel	8,841,944	0.73
Singapore	8,689,238	0.71
Austria	8,118,150	0.67
Portugal	5,704,103	0.47
Bermuda	3,203,106	0.26
Brazil	3,162,379	0.26
Belgium	3,074,847	0.25
Greece	1,996,639	0.16
Total	$1,218,258,954	100.00%
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
Statement of Assets and Liabilities
As of June 28, 2024 (Unaudited)
	Empower Emerging Markets Equity Fund	Empower International Growth Fund	Empower International Index Fund
ASSETS:
Investments in securities, fair value(a)(b)	$1,190,341,236	$500,812,625	$2,159,310,304
Cash	14,813,902	8,841,110	7,202,444
Cash denominated in foreign currencies, fair value(c)	4,251,071	399,669	3,926,643
Cash pledged on futures contracts	-	-	2,124,960
Dividends receivable	5,080,383	2,340,912	9,987,647
Subscriptions receivable	605,237	354,665	2,445,503
Receivable for investments sold	2,213,973	3,340,247	-
Variation margin on futures contracts	-	-	57
Unrealized appreciation on forward foreign currency contracts	-	-	97,356
Total Assets	1,217,305,802	516,089,228	2,185,094,914
LIABILITIES:
Payable for director fees	20,942	20,942	20,942
Payable for investments purchased	842,195	5,231,487	3,156,857
Payable for other accrued fees	453,416	166,933	402,320
Payable for shareholder services fees	203,455	5,549	381,967
Payable to investment adviser	768,388	304,347	359,304
Payable upon return of securities loaned	11,678,852	3,387,401	54,876,125
Redemptions payable	728,942	111,478	1,098,468
Unrealized depreciation on forward foreign currency contracts	-	-	4,148
Total Liabilities	14,696,190	9,228,137	60,300,131
NET ASSETS	$1,202,609,612	$506,861,091	$2,124,794,783
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$13,024,813	$5,140,901	$17,433,860
Paid-in capital in excess of par	1,188,742,788	411,494,645	1,812,377,750
Undistributed/accumulated earnings	842,011	90,225,545	294,983,173
NET ASSETS	$1,202,609,612	$506,861,091	$2,124,794,783
NET ASSETS BY CLASS
Investor Class	$772,717,915	$20,644,795	$1,416,898,984
Institutional Class	$429,891,697	$486,216,296	$707,895,799
CAPITAL STOCK:
Authorized
Investor Class	235,000,000	20,000,000	385,000,000
Institutional Class	230,000,000	250,000,000	350,000,000
Issued and Outstanding
Investor Class	84,272,918	1,527,046	109,126,930
Institutional Class	45,975,211	49,881,968	65,211,669
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$9.17	$13.52	$12.98
Institutional Class	$9.35	$9.75	$10.86
(a) Cost of investments	$1,068,275,943	$419,186,008	$1,878,516,465
(b) Including fair value of securities on loan	$11,265,303	$3,380,008	$50,038,419
(c) Cost of cash denominated in foreign currencies	$4,261,305	$404,463	$3,949,437
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
Statement of Assets and Liabilities
As of June 28, 2024 (Unaudited)
Empower International Value Fund
ASSETS:
Investments in securities, fair value(a)(b)	$1,218,258,954
Cash	30,220,891
Cash denominated in foreign currencies, fair value(c)	8,925,125
Dividends receivable	6,868,032
Subscriptions receivable	2,219,533
Receivable for investments sold	676,397
Total Assets	1,267,168,932
LIABILITIES:
Payable for director fees	20,941
Payable for investments purchased	15,118,315
Payable for other accrued fees	352,594
Payable for shareholder services fees	59,471
Payable to investment adviser	613,507
Payable upon return of securities loaned	39,554,417
Redemptions payable	303,487
Total Liabilities	56,022,732
NET ASSETS	$1,211,146,200
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$13,003,090
Paid-in capital in excess of par	1,014,503,170
Undistributed/accumulated earnings	183,639,940
NET ASSETS	$1,211,146,200
NET ASSETS BY CLASS
Investor Class	$217,547,557
Institutional Class	$993,598,643
CAPITAL STOCK:
Authorized
Investor Class	350,000,000
Institutional Class	560,000,000
Issued and Outstanding
Investor Class	17,108,876
Institutional Class	112,922,024
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$12.72
Institutional Class	$8.80
(a) Cost of investments	$1,085,947,144
(b) Including fair value of securities on loan	$37,081,958
(c) Cost of cash denominated in foreign currencies	$8,980,071
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
Statement of Operations
For the period ended June 28, 2024 (Unaudited)
	Empower Emerging Markets Equity Fund	Empower International Growth Fund	Empower International Index Fund
INVESTMENT INCOME:
Interest	$114,809	$31,111	$555,764
Income from securities lending	39,296	18,182	128,791
Dividends	15,122,250	4,815,783	40,260,159
Foreign withholding tax	(1,623,549)	(230,227)	(4,073,800)
Total Income	13,652,806	4,634,849	36,870,914
EXPENSES:
Management fees	4,497,820	1,998,246	2,125,776
Shareholder services fees – Investor Class	960,380	33,984	2,131,523
Audit and tax fees	42,966	27,523	34,269
Custodian fees	234,169	61,073	179,303
Directors fees	18,522	18,522	18,522
Legal fees	5,224	5,224	5,224
Pricing fees	16,439	1,687	20,311
Registration fees	29,239	17,405	71,827
Shareholder report fees	26,500	245	43,322
Transfer agent fees	4,505	4,640	5,287
Other fees	16,076	15,912	16,913
Total Expenses	5,851,840	2,184,461	4,652,277
Less amount waived by investment adviser	479,757	78,313	-
Net Expenses	5,372,083	2,106,148	4,652,277
NET INVESTMENT INCOME	8,280,723	2,528,701	32,218,637
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on investments and foreign currency transactions	10,065,291	12,040,835	(5,994,104)
Net realized gain on futures contracts	-	-	1,821,806
Net realized gain on forward foreign currency contracts	6,583	-	319,009
Net Realized Gain (Loss)	10,071,874	12,040,835	(3,853,289)
Net change in unrealized appreciation on investments and foreign currency translations	77,800,152	15,236,182	69,266,234
Net change in unrealized depreciation on futures contracts	-	-	(1,449,161)
Net change in unrealized appreciation on forward foreign currency contracts	-	-	395,001
Net Change in Unrealized Appreciation	77,800,152	15,236,182	68,212,074
Net Realized and Unrealized Gain	87,872,026	27,277,017	64,358,785
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$96,152,749	$29,805,718	$96,577,422
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
Statement of Operations
For the period ended June 28, 2024 (Unaudited)
Empower International Value Fund
INVESTMENT INCOME:
Interest	$187,795
Income from securities lending	124,742
Dividends	30,884,463
Foreign withholding tax	(4,755,290)
Total Income	26,441,710
EXPENSES:
Management fees	4,135,376
Shareholder services fees – Investor Class	460,240
Audit and tax fees	35,149
Custodian fees	146,530
Directors fees	18,521
Legal fees	5,224
Pricing fees	7,827
Registration fees	52,939
Shareholder report fees	42,041
Transfer agent fees	8,056
Other fees	16,773
Total Expenses	4,928,676
Less amount waived by investment adviser	62,252
Net Expenses	4,866,424
NET INVESTMENT INCOME	21,575,286
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments and foreign currency transactions	40,136,986
Net Realized Gain	40,136,986
Net change in unrealized appreciation on investments and foreign currency translations	11,792,669
Net Change in Unrealized Appreciation	11,792,669
Net Realized and Unrealized Gain	51,929,655
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$73,504,941
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 28, 2024 and fiscal year ended December 31, 2023
Empower Emerging Markets Equity Fund	2024 (Unaudited)	2023
OPERATIONS:
Net investment income	$8,280,723	$8,274,499
Net realized gain (loss)	10,071,874	(57,053,740)
Net change in unrealized appreciation	77,800,152	120,560,541
Net Increase in Net Assets Resulting from Operations	96,152,749	71,781,300
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	-	(6,545,764)
Institutional Class	-	(6,514,135)
From Net Investment Income and Net Realized Gains	0	(13,059,899)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	340,603,141	319,990,833
Institutional Class	44,870,082	126,003,934
Shares issued in reinvestment of distributions
Investor Class	-	6,545,764
Institutional Class	-	6,514,135
Shares redeemed
Investor Class	(64,404,925)	(238,492,245)
Institutional Class	(82,316,797)	(70,437,383)
Net Increase in Net Assets Resulting from Capital Share Transactions	238,751,501	150,125,038
Total Increase in Net Assets	334,904,250	208,846,439
NET ASSETS:
Beginning of Period	867,705,362	658,858,923
End of Period	$1,202,609,612	$867,705,362
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	38,805,938	39,994,070
Institutional Class	5,108,872	15,438,927
Shares issued in reinvestment of distributions
Investor Class	-	798,525
Institutional Class	-	781,340
Shares redeemed
Investor Class	(7,381,551)	(29,871,761)
Institutional Class	(9,179,311)	(8,487,019)
Net Increase	27,353,948	18,654,082
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 28, 2024 and fiscal year ended December 31, 2023
Empower International Growth Fund	2024 (Unaudited)	2023
OPERATIONS:
Net investment income	$2,528,701	$2,766,051
Net realized gain	12,040,835	4,278,516
Net change in unrealized appreciation	15,236,182	65,546,303
Net Increase in Net Assets Resulting from Operations	29,805,718	72,590,870
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	-	-
Institutional Class	-	(3,471,235)
From Net Investment Income and Net Realized Gains	0	(3,471,235)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	3,667,320	9,878,717
Institutional Class	55,242,898	101,440,091
Shares issued in reinvestment of distributions
Investor Class	-	-
Institutional Class	-	3,471,235
Shares redeemed
Investor Class	(4,441,402)	(13,483,048)
Institutional Class	(57,970,284)	(111,631,791)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(3,501,468)	(10,324,796)
Total Increase in Net Assets	26,304,250	58,794,839
NET ASSETS:
Beginning of Period	480,556,841	421,762,002
End of Period	$506,861,091	$480,556,841
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	276,726	818,748
Institutional Class	5,827,883	12,017,372
Shares issued in reinvestment of distributions
Investor Class	-	-
Institutional Class	-	377,308
Shares redeemed
Investor Class	(340,812)	(1,128,921)
Institutional Class	(6,093,630)	(12,955,855)
Net Decrease	(329,833)	(871,348)
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 28, 2024 and fiscal year ended December 31, 2023
Empower International Index Fund	2024 (Unaudited)	2023
OPERATIONS:
Net investment income	$32,218,637	$39,339,512
Net realized gain (loss)	(3,853,289)	39,182,839
Net change in unrealized appreciation	68,212,074	195,523,206
Net Increase in Net Assets Resulting from Operations	96,577,422	274,045,557
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	-	(46,911,906)
Institutional Class	-	(35,425,781)
From Net Investment Income and Net Realized Gains	0	(82,337,687)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	376,625,361	595,360,594
Institutional Class	66,296,160	91,988,206
Shares issued in reinvestment of distributions
Investor Class	-	46,911,906
Institutional Class	-	35,425,781
Shares redeemed
Investor Class	(145,259,902)	(472,181,095)
Institutional Class	(58,748,147)	(168,475,314)
Net Increase in Net Assets Resulting from Capital Share Transactions	238,913,472	129,030,078
Total Increase in Net Assets	335,490,894	320,737,948
NET ASSETS:
Beginning of Period	1,789,303,889	1,468,565,941
End of Period	$2,124,794,783	$1,789,303,889
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	29,474,432	50,476,990
Institutional Class	6,199,087	9,132,761
Shares issued in reinvestment of distributions
Investor Class	-	3,796,085
Institutional Class	-	3,435,083
Shares redeemed
Investor Class	(11,413,359)	(39,365,918)
Institutional Class	(5,487,981)	(16,745,845)
Net Increase	18,772,179	10,729,156
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 28, 2024 and fiscal year ended December 31, 2023
Empower International Value Fund	2024 (Unaudited)	2023
OPERATIONS:
Net investment income	$21,575,286	$34,330,636
Net realized gain	40,136,986	22,958,849
Net change in unrealized appreciation	11,792,669	165,661,063
Net Increase in Net Assets Resulting from Operations	73,504,941	222,950,548
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	-	(11,526,819)
Institutional Class	-	(60,824,301)
From Net Investment Income and Net Realized Gains	0	(72,351,120)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	34,574,843	167,857,849
Institutional Class	117,511,262	209,330,770
Shares issued in reinvestment of distributions
Investor Class	-	11,526,819
Institutional Class	-	60,824,301
Shares redeemed
Investor Class	(126,737,588)	(522,867,132)
Institutional Class	(145,229,297)	(235,471,334)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(119,880,780)	(308,798,727)
Total Decrease in Net Assets	(46,375,839)	(158,199,299)
NET ASSETS:
Beginning of Period	1,257,522,039	1,415,721,338
End of Period	$1,211,146,200	$1,257,522,039
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	2,785,247	14,672,132
Institutional Class	13,544,379	25,816,618
Shares issued in reinvestment of distributions
Investor Class	-	969,088
Institutional Class	-	7,305,376
Shares redeemed
Investor Class	(10,070,166)	(46,306,033)
Institutional Class	(16,608,865)	(28,729,562)
Net Decrease	(10,349,405)	(26,272,381)
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER EMERGING MARKETS EQUITY FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From return of capital	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return(b)(c)
Investor Class
06/28/2024 (Unaudited)	$8.36	0.07	0.74	0.81	—	—	—	—	$9.17	9.69%(d)
12/31/2023	$7.78	0.08	0.67	0.75	—	(0.17)	—	(0.17)	$8.36	9.67%
12/31/2022	$10.18	0.17	(2.44)	(2.27)	—	(0.11)	(0.02)	(0.13)	$7.78	(22.34%)
12/31/2021	$11.02	0.09	(0.58)	(0.49)	—	(0.14)	(0.21)	(0.35)	$10.18	(4.43%)
12/31/2020	$9.39	0.16	1.67	1.83	(0.01)	(0.19)	—	(0.20)	$11.02	19.57%
12/31/2019	$7.79	0.10	1.59	1.69	(0.01)	(0.08)	—	(0.09)	$9.39	21.67%
Institutional Class
06/28/2024 (Unaudited)	$8.51	0.07	0.77	0.84	—	—	—	—	$9.35	9.87%(d)
12/31/2023	$7.86	0.13	0.66	0.79	—	(0.14)	—	(0.14)	$8.51	10.12%
12/31/2022	$10.26	0.21	(2.47)	(2.26)	—	(0.12)	(0.02)	(0.14)	$7.86	(22.09%)
12/31/2021	$11.03	0.15	(0.60)	(0.45)	—	(0.11)	(0.21)	(0.32)	$10.26	(4.08%)
12/31/2020	$9.35	0.13	1.74	1.87	(0.01)	(0.18)	—	(0.19)	$11.03	20.05%
12/31/2019	$7.78	0.14	1.57	1.71	(0.01)	(0.13)	—	(0.14)	$9.35	21.97%
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(e)
Investor Class
06/28/2024 (Unaudited)	$772,718	1.36%(f)	1.26%(f)	1.71%(f)	28%(d)
12/31/2023	$441,800	1.40%	1.25%	0.97%	93%
12/31/2022	$326,138	1.41%	1.23%	2.04%	53%
12/31/2021	$252,800	1.41%	1.23%	0.83%	84%
12/31/2020	$51,824	1.49%	1.23%	1.59%	78%
12/31/2019	$10,129	1.50%	1.23%	1.21%	66%
Institutional Class
06/28/2024 (Unaudited)	$429,892	1.01%(f)	0.91%(f)	1.70%(f)	28%(d)
12/31/2023	$425,905	1.04%	0.90%	1.55%	93%
12/31/2022	$332,721	1.05%	0.88%	2.40%	53%
12/31/2021	$415,478	1.02%	0.88%	1.35%	84%
12/31/2020	$382,081	1.03%	0.88%	1.39%	78%
12/31/2019	$355,796	1.01%	0.88%	1.63%	66%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Portfolio turnover is calculated at the Fund level.
(f)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL GROWTH FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss)	Total from investment operations	From return of capital	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return(b)(c)
Investor Class
06/28/2024 (Unaudited)	$12.75	0.04	0.73	0.77	—	—	—	—	$13.52	6.04%(d)
12/31/2023	$10.94	0.04	1.77	1.81	—	—	—	—	$12.75	16.54%
12/31/2022	$15.92	(0.00)(e)(f)	(4.84)	(4.84)	—	—	(0.14)	(0.14)	$10.94	(30.35%)
12/31/2021	$16.07	(0.04)(f)	1.02	0.98	—	(0.02)	(1.11)	(1.13)	$15.92	6.04%
12/31/2020	$12.63	(0.02)(f)	3.60	3.58	—	—	(0.14)	(0.14)	$16.07	28.35%
12/31/2019	$9.44	0.04	3.17	3.21	(0.00)(e)	(0.01)	(0.01)	(0.02)	$12.63	34.07%
Institutional Class
06/28/2024 (Unaudited)	$9.18	0.05	0.52	0.57	—	—	—	—	$9.75	6.21%(d)
12/31/2023	$7.91	0.06	1.28	1.34	—	(0.07)	—	(0.07)	$9.18	16.93%
12/31/2022	$11.53	0.03	(3.51)	(3.48)	—	—	(0.14)	(0.14)	$7.91	(30.11%)
12/31/2021	$11.93	0.01	0.77	0.78	—	(0.07)	(1.11)	(1.18)	$11.53	6.45%
12/31/2020	$9.38	0.02	2.69	2.71	—	(0.02)	(0.14)	(0.16)	$11.93	28.88%
12/31/2019	$7.03	0.06	2.37	2.43	(0.00)(e)	(0.07)	(0.01)	(0.08)	$9.38	34.57%
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income (loss) to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(g)
Investor Class
06/28/2024 (Unaudited)	$20,645	1.41%(h)	1.20%(h)	0.68%(h)	21%(d)
12/31/2023	$20,290	1.36%	1.20%	0.30%	63%
12/31/2022	$20,804	1.36%	1.20%	(0.04%)	33%
12/31/2021	$31,403	1.28%	1.20%	(0.23%)	34%
12/31/2020	$42,126	1.28%	1.20%	(0.19%)	27%
12/31/2019	$40,066	1.28%	1.20%	0.34%	30%
Institutional Class
06/28/2024 (Unaudited)	$486,216	0.87%(h)	0.85%(h)	1.05%(h)	21%(d)
12/31/2023	$460,267	0.88%	0.85%	0.65%	63%
12/31/2022	$400,958	0.88%	0.85%	0.33%	33%
12/31/2021	$488,211	0.86%	0.85%	0.09%	34%
12/31/2020	$437,865	0.86%	0.85%	0.17%	27%
12/31/2019	$435,749	0.85%	0.85%	0.71%	30%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Amount was less than $0.01 per share.
(f)	The per share amount does not correspond to activity reflected in the Statement of Operations due to class specific expenses during the period.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL INDEX FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return(b)(c)
Investor Class
06/28/2024 (Unaudited)	$12.35	0.21	0.42	0.63	—	—	—	$12.98	5.10%(d)
12/31/2023	$10.96	0.28	1.65	1.93	(0.28)	(0.26)	(0.54)	$12.35	17.52%
12/31/2022	$13.10	0.24	(2.18)	(1.94)	(0.20)	—	(0.20)	$10.96	(14.74%)
12/31/2021	$12.50	0.20	1.15	1.35	(0.29)	(0.46)	(0.75)	$13.10	10.75%
12/31/2020	$11.92	0.19	0.69	0.88	(0.19)	(0.11)	(0.30)	$12.50	7.52%
12/31/2019	$10.09	0.29	1.86	2.15	(0.28)	(0.04)	(0.32)	$11.92	21.25%
Institutional Class
06/28/2024 (Unaudited)	$10.31	0.19	0.36	0.55	—	—	—	$10.86	5.33%(d)
12/31/2023	$9.22	0.27	1.40	1.67	(0.32)	(0.26)	(0.58)	$10.31	17.96%
12/31/2022	$11.06	0.25	(1.86)	(1.61)	(0.23)	—	(0.23)	$9.22	(14.41%)
12/31/2021	$10.61	0.24	0.96	1.20	(0.29)	(0.46)	(0.75)	$11.06	11.24%
12/31/2020	$10.16	0.21	0.57	0.78	(0.22)	(0.11)	(0.33)	$10.61	7.84%
12/31/2019	$8.64	0.28	1.61	1.89	(0.33)	(0.04)	(0.37)	$10.16	21.80%
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(e)
Investor Class
06/28/2024 (Unaudited)	$1,416,899	0.62%(f)	0.62%(f)	3.29%(f)	2%(d)
12/31/2023	$1,124,570	0.62%	0.62%	2.35%	19%
12/31/2022	$835,079	0.65%	0.65%	2.19%	13%
12/31/2021	$617,570	0.65%	0.65%	1.49%	13%
12/31/2020	$271,563	0.65%	0.65%	1.76%	6%
12/31/2019	$197,206	0.64%	0.64%	2.57%	8%
Institutional Class
06/28/2024 (Unaudited)	$707,896	0.26%(f)	0.26%(f)	3.62%(f)	2%(d)
12/31/2023	$664,734	0.26%	0.26%	2.67%	19%
12/31/2022	$633,487	0.28%	0.28%	2.61%	13%
12/31/2021	$763,825	0.28%	0.28%	2.10%	13%
12/31/2020	$739,271	0.28%	0.28%	2.22%	6%
12/31/2019	$769,900	0.27%	0.27%	2.91%	8%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Portfolio turnover is calculated at the Fund level.
(f)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
EMPOWER INTERNATIONAL VALUE FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return(b)(c)
Investor Class
06/28/2024 (Unaudited)	$12.03	0.19	0.50	0.69	—	—	—	$12.72	5.56%(d)
12/31/2023	$10.53	0.27	1.62	1.89	(0.17)	(0.22)	(0.39)	$12.03	18.03%
12/31/2022	$12.79	0.17	(2.12)	(1.95)	(0.13)	(0.18)	(0.31)	$10.53	(15.18%)
12/31/2021	$12.03	0.20	1.10	1.30	(0.21)	(0.33)	(0.54)	$12.79	10.83%
12/31/2020	$11.19	0.13	0.95	1.08	(0.11)	(0.13)	(0.24)	$12.03	9.73%
12/31/2019	$9.39	0.21	1.86	2.07	(0.14)	(0.13)	(0.27)	$11.19	22.06%
Institutional Class
06/28/2024 (Unaudited)	$8.31	0.15	0.34	0.49	—	—	—	$8.80	5.90%(d)
12/31/2023	$7.49	0.21	1.17	1.38	(0.34)	(0.22)	(0.56)	$8.31	18.44%
12/31/2022	$9.19	0.18	(1.56)	(1.38)	(0.14)	(0.18)	(0.32)	$7.49	(14.90%)
12/31/2021	$8.81	0.18	0.81	0.99	(0.28)	(0.33)	(0.61)	$9.19	11.26%
12/31/2020	$8.27	0.13	0.70	0.83	(0.16)	(0.13)	(0.29)	$8.81	10.21%
12/31/2019	$7.04	0.18	1.40	1.58	(0.22)	(0.13)	(0.35)	$8.27	22.43%
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(e)
Investor Class
06/28/2024 (Unaudited)	$217,548	1.12%(f)	1.07%(f)	3.11%(f)	12%(d)
12/31/2023	$293,534	1.07%	1.07%	2.38%	18%
12/31/2022	$579,880	1.09%	1.07%	1.63%	30%
12/31/2021	$247,738	1.06%	1.06%	1.57%	17%
12/31/2020	$220,602	1.07%	1.07%	1.27%	20%
12/31/2019	$216,315	1.06%	1.06%	2.02%	24%
Institutional Class
06/28/2024 (Unaudited)	$993,599	0.71%(f)	0.71%(f)	3.60%(f)	12%(d)
12/31/2023	$963,988	0.71%	0.71%	2.54%	18%
12/31/2022	$835,841	0.71%	0.71%	2.27%	30%
12/31/2021	$1,014,470	0.70%	0.70%	1.93%	17%
12/31/2020	$906,166	0.70%	0.70%	1.66%	20%
12/31/2019	$885,852	0.69%	0.69%	2.32%	24%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Portfolio turnover is calculated at the Fund level.
(f)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 28, 2024

EMPOWER FUNDS, INC.
Notes to Financial Statements (Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Empower Funds, a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company.  Empower Funds presently consists of forty-four funds. Interests in the Funds are included herein. Each Fund is diversified as defined in the 1940 Act. The Funds are available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Empower Funds.
Investment Objectives
Empower Emerging Markets Equity Fund - seeks long-term capital appreciation
Empower International Growth Fund - seeks long-term growth of capital
Empower International Index Fund - seeks investment results that track the total return of the common stocks that comprise the MSCI EAFE Index
Empower International Value Fund - seeks long-term capital growth
The Funds each offer two share classes, referred to as Investor Class and Institutional Class shares. All shares of each Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes.  Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. Expenses incurred by Empower Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is also an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services - Investment Companies. The following is a summary of the significant accounting policies of the Funds.
Security Valuation
The board of directors of Empower Funds (the "Board") has adopted policies and procedures for the valuation of each Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the Funds' investment adviser,  Empower Capital Management, LLC ("ECM"), to complete valuation determinations under those policies and procedures.  Pursuant to Rule 2a-5 under the 1940 Act, the Board approved ECM as the Funds' valuation designee to make all fair value determinations with respect to the Funds' investments, subject to oversight by the Board.
Each Fund generally values its securities, including Exchange Traded Funds, based on market prices determined at the close of regular trading on the New York Stock Exchange ("NYSE") on each day the NYSE is open for trading. The net asset value ("NAV") of each class of a Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

Semi-Annual Report - June 28, 2024

For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used.  If the closing price is not available, the current bid as of the close of business will be used.  For securities traded on more than one exchange, or upon one or more exchanges and in the OTC market, the last sale price as of the close of business on the market which the security is traded most extensively will be used.  If the closing price is not available, the current bid as of the close of business will be used.  For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
For private equity securities that are not traded on an exchange, an appropriate source, which may include the use of an internally developed or approved valuation model, a different external pricing vendor, or sourcing a price from a broker will be used. Valuation of these securities will be reviewed regularly by the Fair Value Pricing Committee.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value.  Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used.  For derivatives traded OTC, independent pricing services will be utilized when possible.  If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board and are utilized for all investment types when available.  In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources.  The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities.  These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data
Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.
Rights	Exchange traded close price, bids and evaluated bids
Exchange Traded Funds	Exchange traded close price.
Government Money Market Mutual Funds	Net asset value of underlying mutual fund
Short Term Investments	Maturity date, credit quality and interest rates
Futures Contracts	Exchange traded close price
Forward Foreign Currency Contracts	Foreign currency spot and forward rates.

Semi-Annual Report - June 28, 2024

The Funds classify their valuations into three levels based upon the observability of inputs to the valuation of each Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly.  These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect a Fund’s own assumptions and would be based on the best information available under the circumstances.
As of June 28, 2024, the inputs used to value each Fund’s investments are detailed in the following table. More information regarding the sector or geography classifications, as applicable, is included in the Schedule of Investments.
Empower Emerging Markets Equity Fund
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock
Basic Materials	$7,221,732	$44,166,118	$—	$51,387,850
Communications	34,880,568	138,724,520	—	173,605,088
Consumer, Cyclical	22,122,818	96,042,076	—	118,164,894
Consumer, Non-cyclical	30,504,367	80,777,760	—	111,282,127
Diversified	1,303,776	2,462,429	—	3,766,205
Energy	12,020,331	32,908,284	—	44,928,615
Financial	62,124,651	213,592,076	—	275,716,727
Industrial	15,718,959	75,333,516	—	91,052,475
Technology	5,486,887	273,121,323	—	278,608,210
Utilities	9,954,001	10,300,617	—	20,254,618
	201,338,090	967,428,719	—	1,168,766,809
Exchange Traded Funds	9,895,575	—	—	9,895,575
Government Money Market Mutual Funds	11,678,852	—	—	11,678,852
Total Assets	$222,912,517	$967,428,719	$—	$1,190,341,236
Empower International Growth Fund
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock
Basic Materials	$5,416,670	$14,461,423	$—	$19,878,093
Communications	22,768,586	7,167,708	—	29,936,294
Consumer, Cyclical	4,569,335	77,429,033	—	81,998,368
Consumer, Non-cyclical	4,198,494	120,070,878	—	124,269,372
Financial	—	51,612,020	—	51,612,020
Industrial	—	94,301,870	—	94,301,870
Technology	41,278,868	51,124,657	—	92,403,525
Utilities	—	3,025,682	—	3,025,682
	78,231,953	419,193,271	—	497,425,224
Government Money Market Mutual Funds	3,387,401	—	—	3,387,401
Total Assets	$81,619,354	$419,193,271	$—	$500,812,625

Semi-Annual Report - June 28, 2024

Empower International Index Fund
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock
Basic Materials	$1,085,001	$120,597,551	$—	$121,682,552
Communications	8,827,063	77,777,916	—	86,604,979
Consumer, Cyclical	—	285,518,438	—	285,518,438
Consumer, Non-cyclical	3,404,325	498,695,054	454	502,099,833
Diversified	783,804	—	—	783,804
Energy	—	89,026,608	—	89,026,608
Financial	2,801,659	447,897,858	—	450,699,517
Industrial	778,862	291,957,519	—	292,736,381
Technology	4,700,845	155,646,943	—	160,347,788
Utilities	1,041,567	61,410,826	—	62,452,393
	23,423,126	2,028,528,713	454	2,051,952,293
Preferred Stock	—	8,573,669	—	8,573,669
Rights	—	—	18,713	18,713
Government Money Market Mutual Funds	54,876,125	—	—	54,876,125
Short Term Investments	—	43,889,504	—	43,889,504
Total investments, at fair value:	78,299,251	2,080,991,886	19,167	2,159,310,304
Other Financial Investments:
Forward Foreign Currency Contracts(a)	—	97,356	—	97,356
Futures Contracts(a)	278,760	—	—	278,760
Total Assets	$78,578,011	$2,081,089,242	$19,167	$2,159,686,420
Liabilities
Other Financial Investments:
Forward Foreign Currency Contracts(a)	—	(4,148)	—	(4,148)
Total Liabilities	$0	$(4,148)	$—	$(4,148)
(a)	Forward Foreign Currency Contracts and Futures Contracts are reported at the security's unrealized appreciation (depreciation), which represents the change in the contract's value from trade date.
Empower International Value Fund
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock
Basic Materials	$28,317,280	$52,248,289	$—	$80,565,569
Communications	3,523,149	26,640,557	—	30,163,706
Consumer, Cyclical	6,393,898	132,725,170	—	139,119,068
Consumer, Non-cyclical	15,874,349	215,563,883	—	231,438,232
Energy	3,162,380	76,946,132	—	80,108,512
Financial	6,933,784	271,380,374	—	278,314,158
Industrial	11,888,170	191,300,186	—	203,188,356
Technology	49,551,943	69,434,274	—	118,986,217
Utilities	—	11,168,484	—	11,168,484
	125,644,953	1,047,407,349	—	1,173,052,302
Preferred Stock	—	5,652,235	—	5,652,235
Government Money Market Mutual Funds	39,554,417	—	—	39,554,417
Total Assets	$165,199,370	$1,053,059,584	$—	$1,218,258,954

Semi-Annual Report - June 28, 2024

Foreign Currency Translations and Transactions
The accounting records of each Fund is maintained in U.S. dollars.  Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate.  Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.
A Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.  Such fluctuations are included with the net realized and unrealized gain or loss.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by a Fund and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.  These gains and losses are included in net realized gain or loss and change in net unrealized appreciation or depreciation on the Statement of Operations.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date).  Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income for a Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.
Federal Income Taxes and Distributions to Shareholders
Each Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders.  Therefore, no provision of federal income or excise tax is required.  Each Fund files income tax returns in U.S. federal and applicable state jurisdictions.  The statute of limitations on each Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends.  State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of a Fund, if any, are declared and paid annually. Capital gain distributions of a Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of a Fund at net asset value and are declared separately for each class.  Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments, adjustments to the accounting treatment of partnerships, adjustments for real estate investment trusts and foreign currency reclassifications.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of June 28, 2024 were as follows:
	Federal Tax Cost of Investments	Gross Unrealized Appreciation on Investments	Gross Unrealized Depreciation on Investments	Net Unrealized Appreciation on Investments
Empower Emerging Markets Equity Fund	$1,087,490,274	$178,468,807	$(75,617,845)	$102,850,962
Empower International Growth Fund	423,394,774	104,350,669	(26,932,818)	77,417,851
Empower International Index Fund	1,889,960,846	439,788,171	(170,066,745)	269,721,426
Empower International Value Fund	1,094,304,041	209,277,879	(85,322,966)	123,954,913
2.  DERIVATIVE FINANCIAL INSTRUMENTS
Each Fund's investment objective allows it to enter into various types of derivative contracts as outlined in the Fund's prospectus.

Semi-Annual Report - June 28, 2024

In pursuit of its investment objective, each Fund may seek to use derivatives to increase or decrease its exposure to the following market risks:
Equity Risk - The risk that relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Foreign Exchange Risk - The risk that adverse fluctuations in exchange rates between the U.S. dollar and other currencies may cause a Fund to lose money on investments denominated in foreign currencies.
Each Fund may be exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that a Fund may be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to a Fund, if applicable. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
A Fund may be subject to enforceable master netting agreements, or netting arrangements, with certain counterparties.  These agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying offsetting mechanisms and collateral posting arrangements, if any, at pre-arranged exposure levels.  Collateral or margin requirements, if any, are set by the broker or exchange clearing house for exchanged traded derivatives while collateral terms are contract specific for OTC traded derivatives.
Derivative counterparty credit risk is managed through an evaluation of the creditworthiness of all potential counterparties. A Fund will attempt to reduce its exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements (if any), events of default, or early termination. OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by a Fund of any net liability owed to that counterparty under the ISDA agreement.
Futures Contracts
A Fund may use futures to equitize cash. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations.
Futures contracts are reported in a table following the Schedule of Investments. Upon entering into a futures contract, a Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit).  Receipts or payments, known as variation margin, are made or received by a Fund each day, depending on the daily fluctuations in the fair value of the underlying security. This is recorded as variation margin on futures contracts on the Statement of Assets and Liabilities.  When a Fund enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed, and is reflected in net realized gain or loss on the Statement of Operations.
Forward Foreign Currency Contracts
A Fund may enter into OTC forward foreign currency contracts (forward contracts) primarily to capture potential returns from changes in currency exchange rates or to reduce the risk of undesired currency exposure.  A forward contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate.
Forward contracts are reported in a table following the Schedule of Investments.  The unrealized appreciation or depreciation is reported on the Statement of Assets and Liabilities and on the Statement of Operations within the net change in unrealized appreciation or depreciation.  Upon the closing of such contract the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars is recorded as net realized gain or loss on the Statement of Operations.

Semi-Annual Report - June 28, 2024

The following tables represent the average month-end volume of each Fund’s derivative transactions, if any, during the reporting period:
Empower Emerging Markets Equity Fund
Forward Currency Exchange Contracts:
Average notional amount	$120,215
Empower International Index Fund
Futures Contracts:
Average long contracts	408
Average notional long	$47,056,245
Forward Currency Exchange Contracts:
Average notional amount	$8,575,169
Derivative Financial Instruments Categorized by Risk Exposure
Valuation of derivative investments as of June 28, 2024 is as follows:
Empower International Index Fund
	Asset Derivatives		Liability Derivatives
Risk Exposure	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Equity rate contracts (futures contracts)	Net unrealized appreciation on futures contracts	$278,760(a)
Foreign exchange contracts (forwards)	Unrealized appreciation on forward foreign currency contracts	$97,356	Unrealized depreciation on forward foreign currency contracts	$(4,148)
(a)
Includes cumulative appreciation of futures contracts as reported in the Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
Empower Emerging Markets Equity Fund
	Realized Gain or (Loss)		Change in Unrealized Appreciation or (Depreciation)
Risk Exposure	Statement of Operations Location		Statement of Operations Location
Foreign exchange contracts (forwards)	Net realized gain on forward foreign currency contracts	$6,583
Empower International Index Fund
	Realized Gain or (Loss)		Change in Unrealized Appreciation or (Depreciation)
Risk Exposure	Statement of Operations Location		Statement of Operations Location
Equity contracts (futures contracts)	Net realized gain on futures contracts	$1,821,806	Net change in unrealized depreciation on futures contracts	$(1,449,161)
Foreign exchange contracts (forwards)	Net realized gain on forward foreign currency contracts	$319,009	Net change in unrealized appreciation on forward foreign currency contracts	$395,001
Concentration Risk
Each Fund may have elements of risk due to concentrated investments in foreign issuers located in a specific country.  Such concentrations may subject a Fund to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions.  Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

Semi-Annual Report - June 28, 2024

3.  OFFSETTING ASSETS AND LIABILITIES
The Empower International Index Fund may enter into derivative transactions with several approved counterparties. Certain transactions are effected under agreements which include master netting arrangements which provide for the netting of payment obligations and/or netting in situations of counterparty default. The following table summarizes the Fund's financial instruments that, if applicable, were subject to an enforceable master netting arrangement as of June 28, 2024.
Empower International Index Fund
Investments:	Gross Amount Presented in the Statement of Assets and Liabilities (a)	Financial Instruments Available for Offset	Financial Instruments Collateral Received	Cash Collateral Pledged (Received)	Net Amount
Derivative Assets (forward contracts)	$97,356	$(97,356)	$—	$—	$—
Derivative Liabilities (forward contracts)	$(4,148)	$4,148	$—	$—	$—
(a) OTC derivatives are reported gross on the Statement of Assets and Liabilities.

4.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Empower Funds entered into an investment advisory agreement with ECM, a wholly-owned subsidiary of Empower Annuity Insurance Company of America ("Empower of America"). As compensation for its services to Empower Funds, ECM receives the below monthly compensation at the described annual rate of each Fund’s average daily net assets. Certain administration and accounting services fees for each Fund are included in the investment advisory agreement.
Fund Name	Annual Advisory Rate
Empower Emerging Markets Equity Fund	0.93% up to $1 billion dollars
0.88% over $1 billion dollars
0.83% over $2 billion dollars
Empower International Growth Fund	0.82% up to $1 billion dollars
0.77% over $1 billion dollars
0.72% over $2 billion dollars
Empower International Index Fund	0.25% up to $1 billion dollars
0.20% over $1 billion dollars
0.15% over $2 billion dollars
Empower International Value Fund	0.67%
ECM has contractually agreed to waive fees or reimburse expenses that exceed the annual rate, shown in the table below, of each Fund’s average daily net assets attributable to each Class, including management fees and expenses paid directly by each Fund, excluding shareholder service fees, distribution fees (if applicable) and certain extraordinary expenses (the “Expense Limit”).  The agreement's current term ends on April 30, 2025 and automatically renews for one-year unless terminated upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement. The amount waived or reimbursed, if any, is reflected in the Statement of Operations.
Fund Name	Expense Limit Annual Rate
Empower Emerging Markets Equity Fund	0.91%
Empower International Growth Fund	0.85%
Empower International Index Fund	0.32%
Empower International Value Fund	0.72%

Semi-Annual Report - June 28, 2024

ECM is permitted upon approval by the Board to recoup amounts waived or reimbursed by each Fund in future periods, not exceeding three years following the particular waiver/reimbursement, provided the total annual operating expenses of each Class of each Fund plus such recoupment do not exceed the lesser of the Expense Limit that was in place at the time of the waiver/reimbursement or the Expense Limit in place at the time of recoupment. As of June 28, 2024, the amounts subject to recoupment were as follows:
Empower Emerging Markets Equity Fund
Expires December 31, 2024	Expires December 31, 2025	Expires December 31, 2026	Expires June 28, 2027	Recoupment of Past Reimbursed Fees by ECM
$791,665	$1,124,036	$927,371	$479,757	$0
Empower International Growth Fund
Expires December 31, 2024	Expires December 31, 2025	Expires December 31, 2026	Expires June 28, 2027	Recoupment of Past Reimbursed Fees by ECM
$80,917	$149,953	$141,113	$78,313	$0
Empower International Index Fund
Expires December 31, 2024	Expires December 31, 2025	Expires December 31, 2026	Expires June 28, 2027	Recoupment of Past Reimbursed Fees by ECM
$0	$0	$0	$0	$0
Empower International Value Fund
Expires December 31, 2024	Expires December 31, 2025	Expires December 31, 2026	Expires June 28, 2027	Recoupment of Past Reimbursed Fees by ECM
$4,090	$63,952	$0	$62,252	$0
ECM and Empower Funds entered into a sub-advisory agreement with and is responsible for compensating the sub-advisers below for their services:
Empower Emerging Markets Equity Fund - Lazard Asset Management LLC and Goldman Sachs Asset Management, L.P.
Empower International Growth Fund - Franklin Templeton Institutional, LLC and J.P. Morgan Investment Management, Inc.
Empower International Index Fund - Irish Life Investment Managers Limited is an affiliate of ECM and Empower of America and receives monthly compensation for its services at the annual rate of 0.02% of the Fund's net assets.
Empower International Value Fund - LSV Asset Management and Massachusetts Financial Services Company.
Empower Funds entered into a shareholder services agreement with Empower Retirement, LLC ("Empower"), an affiliate of ECM and subsidiary of Empower of America. Pursuant to the shareholder services agreement, Empower provides various recordkeeping, administrative and shareholder services to shareholders and receives from the Investor Class shares of each Fund a fee equal to 0.35% of the average daily net asset value of the applicable share class.
Empower Financial Services, Inc (the "Distributor"), is a wholly-owned subsidiary of Empower of America and the principal underwriter to distribute and market each Fund.
Certain officers of Empower Funds are also directors and/or officers of Empower of America or its subsidiaries. No officer or interested director of Empower Funds receives any compensation directly from Empower Funds.  The total compensation paid to the independent directors with respect to all forty-four funds for which they serve as directors was $770,000 for the fiscal period ended June 28, 2024.

Semi-Annual Report - June 28, 2024

5.  PURCHASES AND SALES OF INVESTMENTS
For the period ended June 28, 2024, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were as follows:
	Purchases	Sales
Empower Emerging Markets Equity Fund	$503,534,047	$273,714,860
Empower International Growth Fund	100,734,094	106,711,617
Empower International Index Fund	300,390,057	41,335,846
Empower International Value Fund	149,657,807	257,500,165
6.  SECURITIES LOANED
Each Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement each Fund receives income after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of each Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The fair value of the loaned securities is determined daily at the close of business of each Fund and necessary collateral adjustments are made between such Fund and its counterparties on the next business day through the delivery or receipt of additional collateral. Each Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board. Each Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.
Collateral was invested in Government Money Market Funds. The Government Money Market Funds can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral. As of June 28, 2024, each Fund's securities on loan value and collateral received, as reported on the Statement of Assets and Liabilities, were as follows:
	Market Value	Collateral Received
Empower Emerging Markets Equity Fund	$11,265,303	$11,678,852
Empower International Growth Fund	3,380,008	3,387,401
Empower International Index Fund	50,038,419	54,876,125
Empower International Value Fund	37,081,958	39,554,417

Under the securities lending agreement, the collateral pledged is, by definition, the securities loaned against the cash borrowed.  The following tables summarizes the cash collateral liability under the securities lending agreement by class of securities loaned as of June 28, 2024.  Additional information regarding each Fund's securities on loan is included in the Schedule of Investments.
Empower Emerging Markets Equity Fund	Total(a)
Common Stocks	$4,107,147
Exchange Traded Funds	7,571,705
Total secured borrowings	$11,678,852
Empower International Growth Fund	Total(a)
Common Stocks	$3,387,401
Total secured borrowings	$3,387,401
Empower International Index Fund	Total(a)
Common Stocks	$54,876,125
Total secured borrowings	$54,876,125

Semi-Annual Report - June 28, 2024

Empower International Value Fund	Total(a)
Common Stocks	$39,554,417
Total secured borrowings	$39,554,417
(a)	The remaining contractual maturity of the secured borrowing related to each class of collateral is overnight and continuous.
7.  INDEMNIFICATIONS
The Funds' organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, a Fund may also enter into contracts that provide general indemnifications. A Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
8.  SUBSEQUENT EVENTS
Management has reviewed all events subsequent to June 28, 2024, including the estimates inherent in the process of preparing these financial statements through the date the financial statements were issued. No subsequent events requiring adjustments or disclosures have occurred.

Semi-Annual Report - June 28, 2024

Availability of Quarterly Portfolio Schedule
Empower Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-PORT. Empower Funds’ Form N-PORT reports are available on the SEC’s website at https://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Funds' accountants during the reporting period.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Empower Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (866) 831-7129, and on the Empower Funds website at https://www.empower.com/investments/empower-funds/fund-documents.
Availability of Proxy Voting Record
Information regarding how Empower Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (866) 831-7129, and on the Empower Funds website at https://www.empower.com/investments/empower-funds/fund-documents.
Statement Regarding Basis for Approval of Investment Advisory Contract
Empower Emerging Markets Equity Fund
The Board of Empower Funds, Inc. (the “Company”), including the Directors who are not interested persons of the Company (the “Independent Directors”), at a meeting held on April 23, 2024 (the “April Board Meeting”), unanimously approved the continuation of (i) the investment advisory agreement (the “Advisory Agreement”) between ECM and the Company, on behalf of Empower Emerging Markets Equity Fund (the “Fund”), a series of the Company; (ii) the investment sub-advisory agreement by and among the Company, ECM and Lazard Asset Management LLC (“Lazard”), with respect to the Fund (the “Lazard Sub-Advisory Agreement”); and (iii) the investment sub-advisory agreement by and among the Company, ECM and Goldman Sachs Asset Management, L.P. (“GSAM” and collectively with Lazard, the “Sub-Advisers” or each, a “Sub-Adviser”), with respect to the Fund (the “GSAM Sub-Advisory Agreement” and collectively with the Lazard Sub-Advisory Agreement, the “Sub-Advisory Agreements” or each, a “Sub-Advisory Agreement”).  (The Fund and the Company’s other series are referred to collectively as the “Empower Funds.”)
Pursuant to the Advisory Agreement, ECM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Fund in accordance with its investment objective, policies and limitations.  ECM also provides, subject to oversight by the Board, the management and administrative services necessary for the Fund’s operation.  In addition, ECM is responsible for allocating the Fund’s assets among one or more sub-advisers - including, in this case, each of Lazard and GSAM.  In this connection, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits ECM to enter into and materially amend the Sub-Advisory Agreements with Board approval but without shareholder approval, unless the sub-adviser is an affiliated person.  Under this structure, ECM is responsible for monitoring and evaluating the performance of each Sub-Adviser for its sleeve of the Fund and for recommending the hiring, termination and replacement of each Sub-Adviser to the Board.
Pursuant to its respective Sub-Advisory Agreement, each Sub-Adviser, subject to general supervision and oversight by ECM and the Board, is responsible for the day-to-day management of the investment and reinvestment of its allocated portion of the Fund’s portfolio, which includes making decisions to buy, sell or hold any particular security.
On March 21, 2024 (the “March Meeting”), the Independent Directors met separately with independent legal counsel in advance of the April Board Meeting to evaluate information encompassing a wide variety of topics furnished by ECM and each Sub-Adviser in connection with the proposed continuation of the Advisory Agreement and the Sub-Advisory Agreements (collectively, the “Agreements” or each, an “Agreement”), and reviewed, among other things, comparative information on the Fund’s investment performance, fees and expenses, including data prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data.  Representatives of Broadridge met with the Independent Directors at the March Meeting to review and discuss Broadridge’s peer group selection methodology.  In

Semi-Annual Report - June 28, 2024

addition, at the March Meeting, the Independent Directors met separately with representatives of an independent provider of mutual fund advisory contract renewal consulting services (the “Independent Consultant”) to review comparative information regarding the Fund’s investment performance, fees and expenses, as well as the portion of the management fee retained and enterprise profitability data.  Additionally, the Independent Directors considered supplemental information provided in response to their requests made following the March Meeting.  In advance of the April Board Meeting, the Independent Directors again conferred with representatives of the Independent Consultant and further assessed the Independent Consultant’s reports and findings. The Independent Directors further discussed continuation of the Agreements separately with independent legal counsel, including at a separate meeting of the Independent Directors convened immediately prior to the April Board Meeting and at the April Board Meeting.  The Independent Directors weighed and considered the information provided in light of their substantial accumulated experience in governing the Fund and the other Empower Funds.  Although the Board considered the approval of the Agreements for the Fund as part of its multi-faceted annual review process of agreements across the Empower Funds, the Board’s approvals were made on a fund-by-fund basis.
In approving the continuation of each of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements.  The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year.  Furthermore, at each of its meetings, the Board covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of advisory agreements for the Empower Funds, including the services and support provided to each of the Empower Funds, including the Fund and its shareholders.  Additionally, the Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the mutual fund marketplace.
In its deliberations, the Board did not identify any single factor as being determinative.  Rather, the Board’s approvals were based on each Director’s business judgment after a comprehensive consideration of the information as a whole.  Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board.  The Independent Directors were assisted throughout the evaluation process by independent legal counsel.
Based upon its review of the Agreements and the information provided to it, the Board concluded that each Agreement was reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment.  The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Fund by ECM and each Sub-Adviser (each, an “adviser”).  Among other things, the Board considered, as applicable, each adviser’s organizational history and ownership, personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and to obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund.  With respect to personnel, the Board noted that ECM’s affiliate, Empower provides employees, including various management professionals, who provide services on behalf of ECM - which does not have its own employees - pursuant to an intercompany agreement between ECM and Empower.  (Each of Empower and ECM is a wholly-owned subsidiary of Empower of America.  References herein to personnel, services, activities and resources of ECM should be understood generally as including Empower.)
The Board also reviewed, as applicable, the qualifications, education, experience, tenure and responsibilities of, and the reporting lines and backup plans for, the senior personnel serving the Fund and the portfolio management teams responsible for the day-to-day management of the Fund, as well as each adviser’s efforts to attract, retain and motivate capable personnel to serve the Fund.  In addition, the Board considered, as applicable, each adviser’s reputation for management of its investment strategies, its investment decision-making process, its practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions.
The Board also considered each adviser’s overall financial condition and ability to carry out its obligations to the Fund and the organization’s technical resources and operational capabilities, including, with respect to ECM, its investment administration functions, fund accounting services and financial reporting, as well as the controls, internal audit reviews and third-party assessments relating to such operations and services.  Also considered by the Board was each organization’s risk

Semi-Annual Report - June 28, 2024

management framework, cybersecurity program and/or controls relating to enterprise resiliency, noting - as to ECM - prior discussions with and presentations by ECM’s Chief Information Security Officer.  With respect to ECM, the Board also took into account various organizational and personnel developments, including recent acquisitions by Empower and related integration initiatives, as well as recent and planned enhancements, such as the implementation of an enhanced trade order management system, the transition to a new compliance platform for personal trading activity compliance, technical infrastructure updates relating to a proprietary securities pricing application and other similar projects.
As part of its assessment of the nature, extent and quality of services, the Board evaluated information regarding each adviser’s regulatory and compliance environment and compliance policies and procedures.  The Board considered ECM’s compliance program resources and history, reports from the Chief Compliance Officer (“CCO”) about ECM’s oversight of compliance with applicable laws and regulations and compliance-related resources devoted by ECM in support of the Fund’s obligations pursuant to Rule 38a-1 under the 1940 Act (the “Compliance Rule”).  The Board considered the CCO’s assessment that the compliance program of each Sub-Adviser appears to be reasonably designed to comply with the requirements of the Compliance Rule.  The Board also considered ECM’s efforts generally to ensure that third-party programs and vendors used to service the Fund - including for purposes of regulatory compliance support - are monitored effectively.
Consideration also was given to the fact that the Board meets with representatives of each Sub-Adviser and ECM every year to discuss portfolio management strategies and performance.  Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, were taken into account.  Also considered was each adviser’s response to market volatility, changing circumstances in the mutual fund industry and investor sentiment, regulatory developments, economic indicators, monetary and fiscal policy developments and emerging issues.  In this regard, the Board received information on the impacts of macroeconomic and geopolitical developments on each adviser generally and/or the Fund, and considered how monitoring and analysis of such developments informs each adviser’s performance of its respective services to the Fund.
The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by ECM and each of the Sub-Advisers.
Investment Performance
With respect to the Fund’s investment performance, the Board noted that the Fund commenced operations on January 4, 2018.  Therefore, the Board reviewed performance data for the Fund’s Investor Class and Institutional Class as compared against its benchmark index and a “performance universe” of peer funds compiled by Broadridge, based on Lipper fund classification schema, for the one-, three- and five-year periods ended December 31, 2023.  In addition, the Board noted that it had also received and discussed at periodic intervals information comparing the Fund’s performance to that of its benchmark index and to a peer group of funds.
The Board observed that the annualized returns of the Fund’s Investor Class for the one-, three-and five-year periods ended December 31, 2023, were in the third, third and fourth quintiles, respectively, of its performance universe (the first quintile being the best performers and the fifth quintile being the worst performers), specifically ranking in the 60th, 59th and 64th percentiles, respectively, of its performance universe.  As to the Fund’s Institutional Class, the Board observed that the Fund’s annualized returns for the one-, three- and five-year periods ended December 31, 2023 were in the third quintile of its performance universe, with specific performance universe rankings in the 57th, 56th and 54th percentiles, respectively.  The Board also observed that the Fund’s Institutional Class outperformed its benchmark index for the one- and five-year periods ended December 31, 2023, and the Fund underperformed its benchmark index for each other period reviewed.
In evaluating the Fund’s investment performance and the performance of each Sub-Adviser, the Board noted that GSAM commenced management of an allocated portion of the Fund’s portfolio in June 2023.  In this regard, the Board noted that performance results were attributable to both Lazard and another firm that had been engaged by ECM to manage a portion of the Fund’s portfolio through May 2023, after which such firm was replaced by GSAM.
Thus, the Board noted GSAM’s relatively limited performance track record for the Fund, and further considered each Sub-Adviser’s investment decision-making process, the organization, composition and experience of its investment personnel and its portfolio risk controls, among other things, as well as performance attribution commentary provided by the Sub-Advisers.  The Board also assessed performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus, and in the context of overall recent market conditions.

Semi-Annual Report - June 28, 2024

Also relevant to the Board’s analysis were ECM’s processes for overseeing and analyzing each Sub-Adviser’s performance, including ECM’s systematic approach to performance monitoring.  Furthermore, the Board considered ECM’s assessment that the Fund meets expectations with respect to its investment objective and that ECM recommends the retention of each Sub-Adviser.
The Board determined that it was satisfied with, as applicable, the explanations for, oversight of and information provided regarding the Fund’s investment performance.
Costs and Profitability
The Board considered the costs of services provided by ECM and the Sub-Advisers from their relationships with the Fund.  The Board also reviewed an analysis prepared by the Independent Consultant regarding the actual net advisory fee, sub-advisory fees and advisory fee retained by ECM for the Fund’s Investor Class and Institutional Class as compared to share classes of other sub-advised funds within the same Morningstar peer group and publicly disclosed sub-advisory fees.
With respect to the costs of services, the Board considered the structure and the level of the investment management fees and other expenses payable by the Fund.  In this regard, the Board noted that ECM’s management fee includes fund accounting and fund administration services.  Furthermore, the Board noted that ECM has contractually agreed to limit the fees and expenses of the Fund for a one-year renewable term, through April 30, 2025.
In evaluating the management fee and total expense ratio of the Fund’s Investor and Institutional Classes, the Board considered the fees payable by and the total expense ratios of peer groups of funds managed by other investment advisers, as determined independently by Broadridge, based on Lipper fund classification schema.  Specifically, the Board considered for each class (i) the Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) in comparison to the contractual management fees of the peer group of funds and (ii) the Fund’s total expense ratio in comparison to the peer group funds’ total expense ratios (in all cases, net of any waivers, if applicable).  In addition, the Board considered the Fund’s total expense ratio in comparison to the median expense ratios for all funds in the peer groups.  As part of its comprehensive evaluation, the Board also reviewed a report from the Independent Consultant assessing expenses in the context of performance and other factors.
The Board observed that the Fund’s Contractual Management Fee was lower than the median contractual management fee of the peer group of funds for the Fund’s Investor Class, and, for the Fund’s Institutional Class, equaled its peer group median contractual management fee.  The Board also observed that the Fund’s total annual operating expense ratio for each class was lower than the peer group median expense ratio, ranking in the second quintile of its respective peer group (with the first quintile being the lowest expenses and the fifth quintile being the highest expenses).  In addition, the Board considered the Independent Consultant’s overall conclusion that the Fund’s management fees and expenses are reasonable relative to the quality of services provided, comparable management fees and expenses of similar funds and the profitability of ECM.
The Board received information regarding the fees charged by ECM to separate accounts and other products managed by ECM and noted that ECM does not manage other client accounts in the same investment style as the Fund.  The Board also received information from each Sub-Adviser regarding its fee schedule for, as applicable, a proprietary mutual fund, standard separate account and/or other representative account, in each case managed with the same emerging markets equity strategy employed for its allocated portion of the Fund.  Specifically, with respect to GSAM, the Board received information regarding its standard fee schedule and two representative accounts, noting, in each case, that the fees charged to ECM were lower.  From Lazard, the Board received information regarding its proprietary mutual fund and standard separate account fee schedules for its emerging markets equity advantage strategy, and similarly observed that the fees charged to ECM were lower.  Also noted was Lazard’s statement that it does not currently sub-advise any portfolios similar to the Fund.  Additionally, the Board noted the factors identified by each Sub-Adviser - such as client type, benchmark, size of account and overall client relationship, investment guidelines, reporting requirements and client servicing obligations, among other things - that contribute to the determination of fee rates for specific clients.  Moreover, the Board considered that, as to each of the Sub-Advisers, ECM, and not the Fund, pays the sub-advisory fees and such fees are negotiated at arm’s length between ECM and each Sub-Adviser.
The Board further considered the overall financial soundness of ECM and the Sub-Advisers and the profits estimated to have been realized by ECM and its affiliates and by each of the Sub-Advisers.  The Board reviewed the financial statements and profitability information from ECM and each of the Sub-Advisers.

Semi-Annual Report - June 28, 2024

With respect to ECM’s profitability information, the Board considered that there is no recognized standard or uniform methodology for determining profitability for this purpose.  Furthermore, the Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as ECM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available.  The Board also reviewed a report from the Independent Consultant comparing pre-tax investment management profitability margins for the latest available fiscal year for certain publicly-traded advisers to fund complexes, as compared to ECM’s complex-level profits, as calculated by the Independent Consultant.  The Board considered that, while ECM’s overall profitability is not unreasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business and operating scale and the adviser’s assumptions regarding allocations of revenue and expenses, including differing accounting approaches among organizations.  As to GSAM’s profitability, the Board noted that GSAM reported a negative margin associated with management of its allocated portion of the Fund’s portfolio.
Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by ECM and its affiliates and the Sub-Advisers, as applicable, were not unreasonable in relation to the nature, extent and quality of the services provided.
Economies of Scale
The Board received and considered information about the potential for ECM to experience economies of scale in the provision of services to the Fund and the extent to which potential scale benefits are shared with shareholders.  In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Fund and ECM, respectively, and whether those fees include breakpoints, as well as comparative fee information, the profitability and financial condition of ECM, and the current level of Fund assets.  The Board also noted that ECM shares potential economies of scale from its business in a variety of ways, including through fee waiver arrangements, services that benefit shareholders, competitive management fee rates set at the outset, and investments in the business intended to enhance services available to the Fund and shareholders.  In its evaluation, the Board noted that both the management fee schedule and the sub-advisory fee schedules contained breakpoints that would reduce the relevant fee rate on assets above specified levels as the Fund’s assets increased.  The Board considered that, although the breakpoints in the sub-advisory fee schedules take effect at lower asset levels than for the management fee, the sub-advisory fee under each Sub-Advisory Agreement is paid by ECM out of the management fee that it receives under the Advisory Agreement and the sub-advisory fees are negotiated at arm’s length.  In this connection, the Board also considered the data provided by the Independent Consultant, reflecting metrics it developed, regarding the portion of the management fee retained by ECM, which indicated that such portion was below the Fund’s peer group.
Based on the information provided, the Board concluded that ECM’s arrangements with respect to the Fund constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other Factors
The Board received and considered information regarding ancillary benefits derived or to be derived by ECM or the Sub-Advisers from their relationships with the Fund as part of the total mix of information evaluated by the Board.  In this regard, the Board noted that each Sub-Adviser receives or may receive ancillary benefits from soft-dollar arrangements by which brokers provide research to the Sub-Advisers in return for allocating Fund brokerage to such brokers.  Additionally, with respect to GSAM, the Board noted that improved trading efficiencies resulting from aggregated Fund orders with other advisory accounts and potential economies of scale from infrastructure enhancements in support of its services to the Fund are the principal “fall-out” benefits derived and identified by the Sub-Adviser from its relationship with the Fund.  As to Lazard, the Board noted its statement that the firm generally does not receive any financial benefit from its management of the Fund aside from its sub-advisory fee and research obtained through soft dollar equity commission credits.
The Board also noted where services were provided to the Fund by affiliates of ECM, including, in particular, the various recordkeeping, administrative and shareholder services provided by Empower pursuant to a shareholder services agreement, (the “Shareholder Services Agreement”).  The Board considered its assessment, as part of the Board’s annual contract review process, of the services provided by and fees paid under the Shareholder Services Agreement - an assessment that included, among other things, reviews of service metrics data, the nature and quality of shareholder services, fees retained by Empower and those paid to third-party providers and Empower’s estimated profitability on shareholder services fees from the Fund.

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In addition to the foregoing arrangements, the Board took into account the fact that the Fund is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with ECM and as a funding vehicle under retirement plans for which affiliates of ECM may provide various retirement plan services.  Additionally, the Board considered the extent to which Empower of America and/or its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits, and evaluated information provided by ECM in this regard.
The Board concluded that the Fund’s management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by ECM, its affiliates or the Sub-Advisers.
Conclusion
Based upon all the information considered and the conclusions reached, the Board determined that the terms of each Agreement continue to be reasonable and that the continuation of each Agreement is in the best interests of the Fund.
Empower International Growth Fund
The Board of Empower Funds, Inc. (the “Company”), including the Directors who are not interested persons of the Company (the “Independent Directors”), at a meeting held on April 23, 2024 (the “April Board Meeting”), unanimously approved the continuation of (i) the investment advisory agreement (the “Advisory Agreement”) between ECM and the Company, on behalf of Empower International Growth Fund (the “Fund”), a series of the Company, (ii) the investment sub-advisory agreement (the “JPMIM Sub-Advisory Agreement”) by and among the Company, ECM and J.P. Morgan Investment Management Inc. (“JPMIM”), with respect to the Fund; and (iii) the investment sub-advisory agreement (the “Franklin Sub-Advisory Agreement”) by and among the Company, ECM and Franklin Templeton Institutional, LLC (“Franklin” and together with JPMIM, the “Sub-Advisers” or each, a “Sub-Adviser”), with respect to the Fund.  (The JPMIM Sub-Advisory Agreement and the Franklin Sub-Advisory Agreement are referred to together as the “Sub-Advisory Agreements” or each, a “Sub-Advisory Agreement.”  The Fund and the other series of the Company are referred to collectively as the “Empower Funds.”)
Pursuant to the Advisory Agreement, ECM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Fund in accordance with its investment objective, policies and limitations.  ECM also provides, subject to oversight by the Board, the management and administrative services necessary for the Fund’s operation.  In addition, ECM is responsible for allocating the Fund’s assets among one or more sub-advisers - including, in this case, each of JPMIM and Franklin.  In this connection, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits ECM to enter into and materially amend the Sub-Advisory Agreements with Board approval but without shareholder approval, unless the sub-adviser is an affiliated person.  Under this structure, ECM is responsible for monitoring and evaluating the performance of each Sub-Adviser for its sleeve of the Fund and for recommending the hiring, termination and replacement of each Sub-Adviser to the Board.
Pursuant to its respective Sub-Advisory Agreement, each Sub-Adviser, subject to general supervision and oversight by ECM and the Board, is responsible for the day-to-day management of the investment and reinvestment of its allocated portion of the Fund’s portfolio, which includes making decisions to buy, sell or hold any particular security.
On March 21, 2024 (the “March Meeting”), the Independent Directors met separately with independent legal counsel in advance of the April Board Meeting to evaluate information encompassing a wide variety of topics furnished by ECM and each Sub-Adviser in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreements (collectively, the “Agreements” or each, an “Agreement”), and reviewed, among other things, comparative information on the Fund’s investment performance, fees and expenses, including data prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data.  Representatives of Broadridge met with the Independent Directors at the March Meeting to review and discuss Broadridge’s peer group selection methodology.  In addition, at the March Meeting, the Independent Directors met separately with representatives of an independent provider of mutual fund advisory contract renewal consulting services (the “Independent Consultant”) to review comparative information regarding the Fund’s investment performance, fees and expenses, as well as the portion of the management fee retained and enterprise profitability data.  Additionally, the Independent Directors considered supplemental information provided in response to their requests made following the March Meeting.  In advance of the April Board Meeting, the Independent Directors again conferred with representatives of the Independent Consultant and further assessed the Independent Consultant’s reports and findings.  The Independent Directors further discussed continuation of the Agreements separately with independent legal counsel, including at a separate meeting of the Independent Directors convened immediately prior to the April Board Meeting and at the April Board Meeting.  The Independent Directors weighed and considered the information

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provided in light of their substantial accumulated experience in governing the Fund and the other Empower Funds.  Although the Board considered the approval of the Agreements for the Fund as part of its multi-faceted annual review process of agreements across the Empower Funds, the Board’s approvals were made on a fund-by-fund basis.
In approving the continuation of each of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements.  The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year.  Furthermore, at each of its meetings, the Board covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of advisory agreements for the Empower Funds, including the services and support provided to each of the Empower Funds, including the Fund and its shareholders.  Additionally, the Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the mutual fund marketplace.
In its deliberations, the Board did not identify any single factor as being determinative.  Rather, the Board’s approvals were based on each Director’s business judgment after a comprehensive consideration of the information as a whole.  Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board.  The Independent Directors were assisted throughout the evaluation process by independent legal counsel.
Based upon its review of the Agreements and the information provided to it, the Board concluded that each Agreement was reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment.  The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Fund by ECM and each Sub-Adviser (each, an “adviser”).  Among other things, the Board considered, as applicable, each adviser’s organizational history and ownership, personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and to obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund.  With respect to personnel, the Board noted that ECM’s affiliate, Empower provides employees, including various management professionals, who provide services on behalf of ECM - which does not have its own employees - pursuant to an intercompany agreement between ECM and Empower.  (Each of Empower and ECM is a wholly-owned subsidiary of Empower of America.  References herein to personnel, services, activities and resources of ECM should be understood generally as including Empower.)
The Board reviewed the qualifications, education, experience, tenure and responsibilities of, and the reporting lines and backup plans for, the senior personnel serving the Fund and the portfolio management team responsible for the day-to-day management of the Fund, as well as each adviser’s efforts to attract, retain and motivate capable personnel to serve the Fund.  In addition, the Board considered, as applicable, each adviser’s reputation for management of its investment strategies, its investment decision-making process, its practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions.
In addition, the Board considered each adviser’s overall financial condition and ability to carry out its obligations to the Fund and the organization’s technical resources and operational capabilities, including, with respect to ECM, its investment administration functions, fund accounting services and financial reporting, as well as the controls, internal audit reviews and third-party assessments relating to such operations and services.  Also considered by the Board was each organization’s risk management framework, cybersecurity program and/or controls relating to enterprise resiliency, noting - as to ECM - prior discussions with and presentations by ECM’s Chief Information Security Officer.  With respect to ECM, the Board also took into account various organizational and personnel developments, including recent acquisitions by Empower and related integration initiatives, as well as recent and planned enhancements, such as the implementation of an enhanced trade order management system, the transition to a new compliance platform for personal trading activity compliance, technical infrastructure updates relating to a proprietary securities pricing application and other similar projects.
As part of its assessment of the nature, extent and quality of services, the Board evaluated information regarding each adviser’s regulatory and compliance environment and compliance policies and procedures.  The Board considered ECM’s compliance program resources and history, reports from the Chief Compliance Officer (“CCO”) about ECM’s oversight of

Semi-Annual Report - June 28, 2024

compliance with applicable laws and regulations and compliance-related resources devoted by ECM in support of the Fund’s obligations pursuant to Rule 38a-1 under the 1940 Act (the “Compliance Rule”).  The Board noted the CCO’s assessment that each Sub-Adviser’s compliance program appears to be reasonably designed to comply with the requirements of the Compliance Rule.  The Board also considered ECM’s efforts generally to ensure that third-party programs and vendors used to service the Fund - including for purposes of regulatory compliance support - are monitored effectively.
Consideration also was given to the fact that the Board meets with representatives of each Sub-Adviser and ECM every year to discuss portfolio management strategies and performance.  Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, were taken into account.  Also considered was each adviser’s response to market volatility, changing circumstances in the mutual fund industry and investor sentiment, regulatory developments, economic indicators, monetary and fiscal policy developments and emerging issues.  In this regard, the Board received information on the impacts of macroeconomic and geopolitical developments on each adviser generally and the Fund, and considered how monitoring and analysis of such developments informs each adviser’s performance of its respective services to the Fund.
The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by ECM and each of the Sub-Advisers.
Investment Performance
The Board received and considered information regarding the investment performance of the Fund.  The Board reviewed performance information for the Fund’s Investor Class and Institutional Class as compared against a benchmark index and a “performance universe” of peer funds compiled by Broadridge, based on Lipper fund classification schema.  This performance data included, among other things, annualized returns for the one-, three-, five- and ten-year periods ended December 31, 2023, with respect to the Investor Class, and, for the Institutional Class, annualized returns for the one-, three- and five-year periods ended December 31, 2023.  In evaluating the performance of the Fund, the Board noted how the Fund performed relative to the returns of a benchmark index and the performance universe.  In addition, the Board noted that it had also received and discussed at periodic intervals information comparing the Fund’s performance to that of a benchmark index and to a peer group of funds.
The Board observed that although the annualized returns of the Fund’s Investor Class underperformed its performance universe median for the three- and ten-year periods ended December 31, 2023, ranking in the fourth quintile of its performance universe (the first quintile being the best performers and the fifth quintile being the worst performers), the annualized returns of the Investor Class outperformed its performance universe median for each of the one- and five-year periods ended December 31, 2023, ranking in the third and second quintiles, respectively, of its performance universe.  As to the Fund’s Institutional Class, the Board observed that the Fund’s annualized returns similarly outperformed its performance universe median for each of the one- and five-year periods ended December 31, 2023, ranking in the second quintile of its performance universe for each period, and underperformed its performance universe median for the three-year period ended December 31, 2023, ranking in the fourth quintile of its performance universe.  The Board also observed that the Fund underperformed the MSCI EAFE Growth Index for each period reviewed.
The Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus, and in the context of overall recent market conditions.  In addition, the Board considered each Sub-Adviser’s investment decision-making process, the organization, composition and experience of its investment personnel and its portfolio risk controls, among other things, as well as its performance attribution commentary, including, as applicable, from certain sector exposures, stock selection and/or macroeconomic factors.  The Board’s assessment of performance was also informed by its understanding of ECM’s processes for overseeing and analyzing each Sub-Adviser’s performance, including ECM’s systematic approach to performance monitoring.  Also relevant to the Board’s evaluation was ECM’s assessment that the Fund meets expectations with respect to its investment objective and that ECM recommends the retention of each Sub-Adviser.
The Board determined that it was satisfied with the explanations for, oversight of and information provided regarding the Fund’s investment performance.

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Costs and Profitability
The Board considered the costs of services provided by ECM and the Sub-Advisers from their relationships with the Fund.  The Board also reviewed an analysis prepared by the Independent Consultant regarding the actual net advisory fee, sub-advisory fees and advisory fee retained by ECM for the Fund’s Investor Class and Institutional Class, as compared to share classes of other sub-advised funds within the same Morningstar peer group and publicly disclosed sub-advisory fees.
With respect to the costs of services, the Board considered the structure and the level of the investment management fees and other expenses payable by the Fund.  In this regard, the Board noted that ECM’s management fee includes fund accounting and fund administration services.  Furthermore, the Board noted that ECM has contractually agreed for a one-year renewable term, through April 30, 2025, to limit the fees and expenses of the Fund.
In evaluating the management fee and total expense ratio of the Fund’s Investor and Institutional Classes, the Board considered the fees payable by and the total expense ratios of peer groups of funds managed by other investment advisers, as determined independently by Broadridge, based on Lipper fund classification schema.  Specifically, the Board considered for each class (i) the Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) in comparison to the contractual management fees of the peer group of funds and (ii) the Fund’s total expense ratio in comparison to the peer group funds’ total expense ratios (in all cases, net of any waivers, if applicable).  In addition, the Board considered the Fund’s total expense ratio in comparison to the median expense ratios for all funds in the peer groups.  As part of its comprehensive evaluation, the Board also reviewed a report from the Independent Consultant assessing expenses in the context of performance and other factors.
The Board observed that, although the Contractual Management Fee for the Investor Class was higher than its peer group median contractual management fee, the Contractual Management Fee for the Institutional Class was lower than its peer group median contractual management fee.  The Board also observed that the total annual operating expense ratio for each of the Fund’s Investor Class and Institutional Class ranked in the third quintile of its respective peer group (with the first quintile being the lowest expenses and the fifth quintile being the highest expenses), with specific peer group rankings in the 60th and 44th percentiles, respectively.  In considering the foregoing, the Board took into account the Independent Consultant’s overall conclusion that the Fund’s management fees and expenses are reasonable relative to the quality of services provided, comparable management fees and expenses of similar funds and the profitability of ECM.
The Board received information regarding the fees charged by ECM to separate accounts and other products managed by ECM and noted that ECM does not manage other client accounts in the same investment style as the Fund.  The Board also received information from JPMIM regarding the fee schedule for a sub-advised client managed with JPMIM’s international growth strategy.  The Board considered JPMIM’s statement that fee schedules take into account various factors, including, but not limited to, the overall relationship, initial size of the mandate, anticipated flows and projected growth, and fees charged for comparable products in the fund industry.  In addition, the Board noted that the fee charged by JPMIM to the client identified as comparable was higher than the fee charged to ECM and, unlike the sub-advisory fee schedule under the JPM Sub-Advisory Agreement, did not include breakpoints.  Also noted was JPMIM’s statement that the Fund’s sub-advisory fees are competitive and in line with similar mandates.  With respect to Franklin, the Board noted the Sub-Adviser’s statement that there are no direct comparable accounts to the Fund and that the Sub-Adviser provided the fee schedule for its retail mutual fund with an investment objective and strategy similar to the Fund.  Taking into account the foregoing, the Board noted that any fees charged by the Sub-Advisers to other similar accounts and products appeared to be competitive with the fee charged to ECM for the Fund.  In addition, the Board noted that ECM, not the Fund, pays the sub-advisory fees to the Sub-Advisers and that such fees were negotiated at arm’s length between ECM and each of the Sub-Advisers.
The Board further considered the overall financial soundness of ECM and the Sub-Advisers and the profits estimated to have been realized by ECM and its affiliates and by JPMIM.  The Board reviewed the financial statements from ECM and each Sub-Adviser and profitability information from ECM and JPMIM.
With respect to ECM’s profitability information, the Board considered that there is no recognized standard or uniform methodology for determining profitability for this purpose.  Furthermore, the Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as ECM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available.  The Board also reviewed a report from the Independent Consultant comparing pre-tax investment management profitability margins for the latest available fiscal year for certain publicly-traded advisers to fund complexes, as compared to ECM’s complex-level profits, as calculated by the Independent Consultant.  The Board considered that, while ECM’s overall profitability is not unreasonable,

Semi-Annual Report - June 28, 2024

profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business and operating scale and the adviser’s assumptions regarding allocations of revenue and expenses, including differing accounting approaches among organizations.  With respect to Franklin, the Board considered the firm’s statement that while it does not provide per-account profitability information for sub-advised accounts, the firm believes that its margin relating to the Fund would be similar to its other accounts with comparable risks and benefits.  The Board also took into account that each Sub-Advisory Agreement is arm’s length and therefore, such information was not relevant to the Board’s consideration of the continuation of each Sub-Advisory Agreement.
Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by ECM and its affiliates were not unreasonable in relation to the nature, extent and quality of the services provided.
Economies of Scale
The Board received and considered information about the potential for ECM to experience economies of scale in the provision of services to the Fund and the extent to which potential scale benefits are shared with shareholders.  In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Fund and ECM, respectively, and whether those fees include breakpoints, as well as comparative fee information, the profitability and financial condition of ECM, and the current level of Fund assets.  The Board noted that ECM shares potential economies of scale from its business in a variety of ways, including through fee waiver arrangements, services that benefit shareholders, competitive management fee rates set at the outset, and investments in the business intended to enhance services available to the Fund and shareholders.
In its evaluation, the Board noted that both the management fee schedule and the sub-advisory fee schedule for the JPMIM Sub-Advisory Agreement contained breakpoints that would reduce the relevant fee rate on assets above specified levels as the Fund’s assets increased, although the breakpoints in the JPMIM sub-advisory fee schedule take effect at lower asset levels than for the management fee.  Also reviewed was the data provided by the Independent Consultant, reflecting metrics it developed, regarding the portion of the management fee retained by ECM, which indicated that such portion was above that of the Fund’s peer group for the Institutional Class, but below that of the Fund’s peer group as to the Investor Class.  Important to the Board’s assessment of all of the foregoing was that the sub-advisory fees under the Sub-Advisory Agreements are paid by ECM out of the management fee that it receives under the Advisory Agreement and the sub-advisory fees are negotiated at arm’s-length.
Based on the information provided, the Board concluded that ECM’s arrangements with respect to the Fund constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other Factors
The Board received and considered information regarding ancillary benefits derived or to be derived by ECM or each Sub-Adviser from their relationships with the Fund as part of the total mix of information evaluated by the Board.  The Board noted Franklin’s statement that it has not estimated quantifiable “fall-out” benefits.  The Board also noted that Franklin received ancillary benefits from soft-dollar arrangements by which brokers provide research to Franklin in return for allocating brokerage for its sleeve of the Fund to such brokers.  As to JPMIM, the Board noted the Sub-Adviser’s statement that it is aware of no direct or indirect benefits that have been derived from its relationship to the Fund.
The Board noted where services were provided to the Fund by affiliates of ECM, including, in particular, the various recordkeeping, administrative and shareholder services provided by Empower pursuant to a shareholder services agreement (the “Shareholder Services Agreement”).  The Board considered its assessment, as part of the Board’s annual contract review process, of the services provided by and fees paid under the Shareholder Services Agreement - an assessment that included, among other things, reviews of service metrics data, the nature and quality of shareholder services, fees retained by Empower and those paid to third-party providers and Empower’s estimated profitability on shareholder services fees from the Fund.

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In addition to the foregoing arrangements, the Board took into account the fact that the Fund is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with ECM and as a funding vehicle under retirement plans for which affiliates of ECM may provide various retirement plan services.  Additionally, the Board considered the extent to which Empower of America and/or its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits, and evaluated information provided by ECM in this regard.
The Board concluded that the Fund’s management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by ECM, its affiliates or the Sub-Advisers.
Conclusion
Based upon all the information considered and the conclusions reached, the Board determined that the terms of each Agreement continue to be reasonable and that the continuation of the Agreements is in the best interests of the Fund.
Empower International Index Fund
The Board of Empower Funds, Inc. (the “Company”), including the Directors who are not interested persons of the Company (the “Independent Directors”), at a meeting held on April 23, 2024 (the “April Board Meeting”), unanimously approved the continuation of (i) the investment advisory agreement (the “Advisory Agreement”) ECM and the Company, on behalf of Empower International Index Fund, a series of the Company (the “Fund,” and together with the Company’s other series, the “Empower Funds”), and (ii) the investment sub-advisory agreement (the “Sub-Advisory Agreement”) by and among the Company, ECM and Irish Life Investment Managers Limited (“ILIM” or the “Sub-Adviser”), with respect to the Fund.
Pursuant to the Advisory Agreement, ECM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Fund in accordance with its investment objective, policies and limitations.  ECM also provides, subject to oversight by the Board, the management and administrative services necessary for the Fund’s operation.  ECM is also responsible for monitoring and evaluating the performance of the Sub-Adviser and for recommending the hiring, termination and replacement of the Sub-Adviser to the Board.
Pursuant to the Sub-Advisory Agreement, the Sub-Adviser, subject to general supervision and oversight by ECM and the Board, is responsible for the day-to-day management of the investment and reinvestment of the Fund’s assets, which includes making decisions to buy, sell or hold any particular security.
On March 21, 2024 (the “March Meeting”), the Independent Directors met separately with independent legal counsel in advance of the April Board Meeting to evaluate information encompassing a wide variety of topics furnished by ECM and the Sub-Adviser in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreement (collectively, the “Agreements” or each, an “Agreement”), and reviewed, among other things, comparative information on the Fund’s investment performance, fees and expenses, including data prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data.  Representatives of Broadridge met with the Independent Directors at the March Meeting to review and discuss Broadridge’s peer group selection methodology.  In addition, at the March Meeting, the Independent Directors met separately with representatives of an independent provider of mutual fund advisory contract renewal consulting services (the “Independent Consultant”) to review comparative information regarding the Fund’s investment performance, fees and expenses, as well as the portion of the management fee retained and enterprise profitability data.  Additionally, the Independent Directors considered supplemental information provided in response to their requests made following the March Meeting.  In advance of the April Board Meeting, the Independent Directors again conferred with representatives of the Independent Consultant and further assessed the Independent Consultant’s reports and findings.  The Independent Directors further discussed continuation of the Agreements separately with independent legal counsel, including at a separate meeting of the Independent Trustees convened immediately prior to the April Board Meeting and at the April Board Meeting.  The Independent Directors weighed and considered the information provided in light of their substantial accumulated experience in governing the Fund and the other Empower Funds.  Although the Board considered the approval of the Agreements for the Fund as part of its multi-faceted annual review process of agreements across the Empower Funds, the Board’s approvals were made on a fund-by-fund basis.
In approving the continuation of each of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements.  The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year.  Furthermore, at each of its meetings, the Board covers an extensive agenda of topics and materials and considers factors that are relevant to its annual

Semi-Annual Report - June 28, 2024

consideration of advisory agreements for the Empower Funds, including the services and support provided to each of the Empower Funds, including the Fund and its shareholders.  Additionally, the Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the mutual fund marketplace.
In its deliberations, the Board did not identify any single factor as being determinative.  Rather, the Board’s approvals were based on each Director’s business judgment after a comprehensive consideration of the information as a whole.  Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board.  The Independent Directors were assisted throughout the evaluation process by independent legal counsel.
Based upon its review of the Agreements and the information provided to it, the Board concluded that each Agreement was reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment.  The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Fund by ECM and the Sub-Adviser (each, an “adviser”).  Among other things, the Board considered, as applicable, each adviser’s organizational history and ownership, personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and to obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund.  With respect to personnel, the Board noted that ECM’s affiliate, Empower provides employees, including various management professionals, who provide services on behalf of ECM - which does not have its own employees - pursuant to an intercompany agreement between ECM and Empower.  (Empower is a wholly-owned subsidiary of Empower of America.  References herein to personnel, services, activities and resources of ECM should be understood generally as including Empower.)
The Board reviewed the qualifications, education, experience, tenure and responsibilities of, and the reporting lines and backup plans for, the senior personnel serving the Fund and the portfolio management team responsible for the day-to-day management of the Fund and each adviser’s efforts to attract, retain and motivate capable personnel to serve the Fund.  The Board also considered, as applicable, each adviser’s reputation for management of its investment strategies, as well as the Sub-Adviser’s practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions.
In addition, the Board considered, as applicable, each adviser’s overall financial condition and ability to carry out its obligations to the Fund and the organization’s technical resources and operational capabilities, including, with respect to ECM, its investment administration functions, fund accounting services and financial reporting, as well as the controls, internal audit reviews and third-party assessments relating to such operations and services.  Also considered by the Board was each organization’s risk management framework, cybersecurity program and/or controls relating to enterprise resiliency, noting - as to ECM - prior discussions with and presentations by ECM’s Chief Information Security Officer.  With respect to ECM, the Board also took into account various organizational and personnel developments, including recent acquisitions by Empower and related integration initiatives, as well as recent and planned enhancements, such as the implementation of an enhanced trade order management system, the transition to a new compliance platform for personal trading activity compliance, technical infrastructure updates relating to a proprietary securities pricing application and other similar projects.
As part of its assessment of the nature, extent and quality of services, the Board evaluated information regarding each adviser’s regulatory and compliance environment and compliance policies and procedures.  The Board considered ECM’s compliance program resources and history, reports from the Chief Compliance Officer (“CCO”) about ECM’s oversight of and compliance with applicable laws and regulations and compliance-related resources devoted by ECM in support of the Fund’s obligations pursuant to Rule 38a-1 under the 1940 Act (the “Compliance Rule”).  The Board noted the CCO’s assessment that the Sub-Adviser’s compliance program appears to be reasonably designed to comply with the requirements of the Compliance Rule.  The Board also considered ECM’s efforts generally to ensure that third-party programs and vendors used to service the Fund  -  including for purposes of regulatory compliance support  -  are monitored effectively.
Consideration also was given to the fact that the Board meets with representatives of the Sub-Adviser and ECM each year to discuss portfolio management strategies and performance.  Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, were taken into account.  Also considered was each adviser’s

Semi-Annual Report - June 28, 2024

response to market volatility, changing circumstances in the mutual fund industry and investor sentiment, regulatory developments, economic indicators, monetary and fiscal policy developments and emerging issues.  In this regard, the Board received information on the impacts of macroeconomic and geopolitical developments on each adviser generally and the Fund, and considered how monitoring and analysis of such developments informs each adviser’s performance of its respective services to the Fund.
The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by ECM and the Sub-Adviser.
Investment Performance
The Board received and considered information regarding the investment performance of the Fund. In assessing the Fund’s performance, the Board considered that the Fund’s investment objective is to seek investment results that, before fees and expenses, track the total return of the common stocks that comprise the MSCI EAFE (Europe, Australia, Far East) Index (the “Index”).  Therefore, the Board evaluated the performance information for the Fund’s Investor Class and Institutional Class as compared to the Index and a “performance universe” of peer funds compiled by Broadridge, based on Lipper fund classification schema.  This performance data included, among other things, annualized returns for the one-, three- and five-year periods ended December 31, 2023.  The Board noted that it had also received and discussed at periodic intervals information comparing the Fund’s performance to that of the Index and to a peer group of funds.
The Board observed that the annualized returns of the Fund’s Investor Class were in the second, third, fourth and third quintiles of its performance universe for the one-, three-, five- and ten-year periods ended December 31, 2023, respectively (the first quintile being the best performers and the fifth quintile being the worst performers), exceeding its performance universe median for each period reviewed with the exception of the five-year period ended December 31, 2023.  With respect to the Fund’s Institutional Class, the Board observed that the annualized returns were in the second quintile of its performance universe for each of the one- and three-year periods ended December 31, 2023, exceeding its performance universe median for each such period.  The Board also observed that the annualized returns of the Fund’s Institutional Class for the five-year period ended December 31, 2023 were in the third quintile of its performance universe median and resulted in a specific performance universe ranking in the 51st percentile.
In evaluating the performance data, the Board considered the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus, noting that the Fund is not actively managed.  Thus, the Board also considered the extent to which the Fund achieved its objective to provide investment results that, before fees and expenses, track the total return of the Index.  The Board observed that the Fund underperformed the Index for each period reviewed, with the exception of the Institutional Class for the three-year period ended December 31, 2023, which approximated the Index.
The Board considered the Sub-Adviser’s approach to managing indexed investment portfolios, the organization, composition and experience of its investment personnel and its portfolio risk controls, among other things.  In addition, the Board considered ECM’s processes for overseeing and analyzing the Sub-Adviser’s performance, including ECM’s systematic approach to performance monitoring.  The Board noted its discussions with the Fund’s portfolio management team, including at the Board’s October 5-6, 2023 meeting, regarding performance attribution, trading costs, cash flows and the management of Index changes, among other things.  Also relevant to the Board was ECM’s assessment that the Fund meets expectations with respect to its investment objective and that ECM recommends the retention of the Sub-Adviser.
The Board determined that it was satisfied with the explanations for, oversight of and information provided regarding the Fund’s investment performance.
Costs and Profitability
The Board considered the costs of services provided by ECM and the Sub-Adviser from their relationships with the Fund.  The Board also reviewed an analysis prepared by the Independent Consultant regarding the actual net advisory fee, sub-advisory fee and advisory fee retained by ECM for the Fund’s Investor Class and Institutional Class, as compared to share classes of other sub-advised Funds within the same Morningstar peer group and publicly disclosed sub-advisory fees.
With respect to the costs of services, the Board considered the structure and the level of the investment management fees and other expenses payable by the Fund.  In this regard, the Board noted that ECM’s management fee includes fund accounting and fund administration services.  Furthermore, the Board noted that ECM has contractually agreed for a one-year renewable term, through April 30, 2025, to limit the fees and expenses of the Fund.

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In evaluating the management fee and total expense ratio of the Fund’s Investor and Institutional Classes, the Board considered the fees payable by and the total expense ratios of peer groups of funds managed by other investment advisers, as determined independently by Broadridge, based on Lipper fund classification schema.  Specifically, for each class the Board considered (i) the Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) in comparison to the contractual management fees of the peer group of funds and (ii) the Fund’s total expense ratio in comparison to the peer group funds’ total expense ratios (in all cases, net of any waivers, if applicable).  In addition, the Board considered the Fund’s total expense ratio in comparison to the median expense ratios for all funds in the peer groups.  As part of its comprehensive evaluation, the Board also reviewed a report from the Independent Consultant assessing expenses in the context of performance and other factors.
The Board observed that, although the Contractual Management Fee for the Institutional Class was higher than its peer group median contractual management fee, the Contractual Management Fee for the Investor Class was lower than its peer group median contractual management fee.  The Board also observed that the total annual operating expense ratio for each class of the Fund was higher than its respective peer group median expense ratio, but ranked in the third quintile of its respective peer group (with the first quintile being the lowest expenses and the fifth quintile being the highest expenses). In addition, the Board considered the Independent Consultant’s overall conclusion that the Fund’s management fees and expenses are reasonable relative to the quality of services provided, comparable management fees and expenses of similar funds and the profitability of ECM.
The Board received information regarding the fees charged by ECM to separate accounts and other products managed by ECM and noted that ECM does not manage other client accounts in the same investment style as the Fund.  Although not identified specifically as accounts or products comparable to the Fund, the Board noted that the information provided by the Sub-Adviser included the fees charged by ILIM to ECM for the other series of the Company sub-advised by ILIM, including other equity index funds and passively managed sleeves of two other equity funds (collectively, the “ILIM Sub-Advised Funds”).  The Board also noted the Sub-Adviser’s statement that the sub-advisory fee charged to ECM for the Fund is consistent with pricing for mandates of similar size and services.
The Board further considered the overall financial soundness of ECM and the Sub-Adviser and the profits estimated to have been realized by ECM and its affiliates and by the Sub-Adviser.  The Board reviewed the financial statements and profitability information from ECM and the Sub-Adviser.
With respect to ECM’s profitability information, the Board considered that there is no recognized standard or uniform methodology for determining profitability for this purpose.  Furthermore, the Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as ECM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available.  The Board also reviewed a report from the Independent Consultant comparing pre-tax investment management profitability margins for the latest available fiscal year for certain publicly-traded advisers to fund complexes as compared to ECM’s complex-level profits, as calculated by the Independent Consultant.  The Board considered that, while ECM’s overall profitability is not unreasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business and operating scale and the adviser’s assumptions regarding allocations of revenue and expenses, including differing accounting approaches among organizations.  In evaluating the information provided by the Sub-Adviser, the Board noted that the Sub-Adviser’s profitability was based on the Sub-Adviser’s aggregate profitability for providing sub-advisory services to the ILIM Sub-Advised Funds (i.e., including the Fund).
Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by ECM and its affiliates and the Sub-Adviser were not unreasonable in relation to the nature, extent and quality of the services provided.
Economies of Scale
The Board received and considered information about the potential for ECM to experience economies of scale in the provision of services to the Fund and the extent to which potential scale benefits are shared with shareholders.  In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Fund and ECM, respectively, and whether those fees include breakpoints, as well as comparative fee

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information, the profitability and financial condition of ECM, and the current level of Fund assets.  The Board noted that ECM shares potential economies of scale from its business in a variety of ways, including through services that benefit shareholders, competitive management fee rates set at the outset and investments in the business intended to enhance services available to the Fund and shareholders.
In its evaluation, the Board noted that the management fee schedule contained breakpoints that would reduce the management fee rate on assets above specified levels as the Fund’s assets increased.  Also reviewed was the data provided by the Independent Consultant, reflecting metrics it developed, regarding the portion of the management fee retained by ECM.  The Board noted that such portion was equal to the peer group median with respect to each class of the Fund.  In this regard, the Board took into account that the sub-advisory fee under the Sub-Advisory Agreement is paid by ECM out of the management fee it receives under the Advisory Agreement and that, as noted, the management fee schedule includes breakpoints.
Based on the information provided, the Board concluded that ECM’s arrangements with respect to the Fund constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other Factors
The Board received and considered information regarding ancillary benefits derived or to be derived by ECM or the Sub-Adviser from their relationships with the Fund as part of the total mix of information evaluated by the Board.  In this regard, the Board noted the Sub-Adviser’s statement that its primary “fall-out” benefit from managing the Fund is the reputational value associated with serving as Sub-Adviser which may support its business growth in the U.S. and elsewhere in the future.
The Board noted where services were provided to the Fund by affiliates of ECM and the Sub-Adviser, including, in particular, the various recordkeeping, administrative and shareholder services provided by Empower pursuant to a shareholder services agreement (the “Shareholder Services Agreement”).  The Board considered its assessment, as part of the Board’s annual contract review process, of the services provided by and fees paid under the Shareholder Services Agreement - an assessment that included, among other things, reviews of service metrics data, the nature and quality of shareholder services, fees retained by Empower and those paid to third-party providers and Empower’s estimated profitability on shareholder services fees from the Fund.
In addition to the foregoing arrangements, the Board took into account the fact that the Fund is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with ECM and as a funding vehicle under retirement plans for which affiliates of ECM may provide various retirement plan services.  Additionally, the Board considered the extent to which Empower of America and/or its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits, and evaluated information provided by ECM in this regard.
The Board concluded that the Fund’s management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by ECM, the Sub-Adviser or their affiliates.
Conclusion
Based upon all the information considered and the conclusions reached, the Board determined that the terms of each Agreement continue to be reasonable and that the continuation of the Agreements is in the best interests of the Fund.
Empower International Value Fund
The Board of Empower Funds, Inc. (the “Company”), including the Directors who are not interested persons of the Company (the “Independent Directors”), at a meeting held on April 23, 2024 (the “April Board Meeting”), unanimously approved the continuation of (i) the investment advisory agreement (the “Advisory Agreement”) between ECM and the Company, on behalf of Empower International Value Fund (the “Fund”), a series of the Company, (ii) the investment sub-advisory agreement (the “LSV Sub-Advisory Agreement”) by and among the Company, ECM and LSV Asset Management (“LSV”), with respect to the Fund, and (iii) the investment sub-advisory agreement (the “MFS  Sub-Advisory Agreement”) by and among the Company, ECM and Massachusetts Financial Services Company (“MFS” and together with LSV, the “Sub-Advisers” or each, a “Sub-Adviser”), with respect to the Fund.  (The LSV Sub-Advisory Agreement and the MFS Sub-Advisory Agreement are referred to together as the “Sub-Advisory Agreements” or each, a “Sub-Advisory Agreement.”  The Fund and the Company’s other series are referred to collectively as the “Empower Funds.”)

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Pursuant to the Advisory Agreement, ECM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Fund in accordance with its investment objective, policies and limitations.  ECM also provides, subject to oversight by the Board, the management and administrative services necessary for the Fund’s operation.  In addition, ECM is responsible for allocating the Fund’s assets among one or more sub-advisers - including, in this case, each of LSV and MFS.  In this connection, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits ECM to enter into and materially amend the Sub-Advisory Agreements with Board approval but without shareholder approval, unless the sub-adviser is an affiliated person.  Under this structure, ECM is responsible for monitoring and evaluating the performance of each Sub-Adviser for its sleeve of the Fund and for recommending the hiring, termination and replacement of each Sub-Adviser to the Board.
Pursuant to its respective Sub-Advisory Agreement, each Sub-Adviser, subject to general supervision and oversight by ECM and the Board, is responsible for the day-to-day management of the investment and reinvestment of its allocated portion of the Fund’s portfolio, which includes making decisions to buy, sell or hold any particular security.
On March 21, 2024 (the “March Meeting”), the Independent Directors met separately with independent legal counsel in advance of the April Board Meeting to evaluate information encompassing a wide variety of topics furnished by ECM and each Sub-Adviser in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreements (collectively, the “Agreements” or each, an “Agreement”), and reviewed, among other things, comparative information on the Fund’s investment performance, fees and expenses, including data prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data.  Representatives of Broadridge met with the Independent Directors at the March Meeting to review and discuss Broadridge’s peer group selection methodology.  In addition, at the March Meeting, the Independent Directors met separately with representatives of an independent provider of mutual fund advisory contract renewal consulting services (the “Independent Consultant”) to review comparative information regarding the Fund’s investment performance, fees and expenses, as well as the portion of the management fee retained and enterprise profitability data.  Additionally, the Independent Directors considered supplemental information provided in response to their requests made following the March Meeting.  In advance of the April Board Meeting, the Independent Directors again conferred with representatives of the Independent Consultant and further assessed the Independent Consultant’s reports and findings.  The Independent Directors further discussed continuation of the Agreements separately with independent legal counsel, including at a separate meeting of the Independent Directors convened immediately prior to the April Board Meeting and at the April Board Meeting.  The Independent Directors weighed and considered the information provided in light of their substantial accumulated experience in governing the Fund and the other Empower Funds.  Although the Board considered the approval of the Agreements for the Fund as part of its multi-faceted annual review process of agreements across the Empower Funds, the Board’s approvals were made on a fund-by-fund basis.
In approving the continuation of each of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements.  The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year.  Furthermore, at each of its meetings, the Board covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of advisory agreements for the Empower Funds, including the services and support provided to each of the Empower Funds, including the Fund and its shareholders.  Additionally, the Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the mutual fund marketplace.
In its deliberations, the Board did not identify any single factor as being determinative.  Rather, the Board’s approvals were based on each Director’s business judgment after a comprehensive consideration of the information as a whole.  Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board.  The Independent Directors were assisted throughout the evaluation process by independent legal counsel.
Based upon its review of the Agreements and the information provided to it, the Board concluded that each Agreement was reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment.  The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.

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Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Fund by ECM and each Sub-Adviser (each, an “adviser”).  Among other things, the Board considered, as applicable, each adviser’s organizational history and ownership, personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and to obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund.  With respect to personnel, the Board noted that ECM’s affiliate, Empower provides employees, including various management professionals, who provide services on behalf of ECM - which does not have its own employees - pursuant to an intercompany agreement between ECM and Empower.  (Each of Empower and ECM is a wholly-owned subsidiary of Empower of America.  References herein to personnel, services, activities and resources of ECM should be understood generally as including Empower.)
The Board reviewed the qualifications, education, experience, tenure and responsibilities of, and the reporting lines and backup plans for, the senior personnel serving the Fund and the portfolio management teams responsible for the day-to-day management of the Fund, as well as each adviser’s efforts to attract, retain and motivate capable personnel to serve the Fund.  In addition, the Board considered, as applicable, each adviser’s reputation for management of its investment strategies, its investment decision-making process, its practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions.
In addition, the Board considered each adviser’s overall financial condition and ability to carry out its obligations to the Fund and the organization’s technical resources and operational capabilities, including, with respect to ECM, its investment administration functions, fund accounting services and financial reporting, as well as the controls, internal audit reviews and third-party assessments relating to such operations and services.  Also considered by the Board was each organization’s risk management framework, cybersecurity program and/or controls relating to enterprise resiliency, noting - as to ECM - prior discussions with and presentations by ECM’s Chief Information Security Officer.  With respect to ECM, the Board also took into account various organizational and personnel developments, including recent acquisitions by Empower and related integration initiatives, as well as recent and planned enhancements, such as the implementation of an enhanced trade order management system, the transition to a new compliance platform for personal trading activity compliance, technical infrastructure updates relating to a proprietary securities pricing application and other similar projects.
As part of its assessment of the nature, extent and quality of services, the Board evaluated information regarding each adviser’s regulatory and compliance environment and compliance policies and procedures.  The Board considered ECM’s compliance program resources and history, reports from the Chief Compliance Officer (“CCO”) about ECM’s oversight of compliance with applicable laws and regulations and compliance-related resources devoted by ECM in support of the Fund’s obligations pursuant to Rule 38a-1 under the 1940 Act (the “Compliance Rule”).  The Board noted the CCO’s assessment that each Sub-Adviser’s compliance program appears to be reasonably designed to comply with the requirements of the Compliance Rule.  The Board also considered ECM’s efforts generally to ensure that third-party programs and vendors used to service the Fund - including for purposes of regulatory compliance support - are monitored effectively.
Consideration also was given to the fact that the Board meets with representatives of each Sub-Adviser and ECM every year to discuss portfolio management strategies and performance.  Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, were taken into account.  Also considered was each adviser’s response to market volatility, changing circumstances in the mutual fund industry and investor sentiment, regulatory developments, economic indicators, monetary and fiscal policy developments and emerging issues.  In this regard, the Board received information on the impacts of macroeconomic and geopolitical developments on each adviser generally and the Fund, and considered how monitoring and analysis of such developments informs each adviser’s performance of its respective services to the Fund.
The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by ECM and each of the Sub-Advisers.
Investment Performance
The Board received and considered information regarding the investment performance of the Fund, noting that LSV commenced management of its allocated portion of the Fund’s portfolio as of April 27, 2018.  The Board reviewed performance information for the Fund’s Investor Class and Institutional Class as compared to a benchmark index and a

Semi-Annual Report - June 28, 2024

“performance universe” of peer funds compiled by Broadridge, based on Lipper fund classification schema.  This performance data included, among other things, annualized returns for the one-, three-, five- and ten-year periods ended December 31, 2023, with respect to the Investor Class, and, for the Institutional Class, annualized returns for the one-, three- and five-year periods ended December 31, 2023.  In evaluating the performance of the Fund, the Board noted how the Fund performed relative to the returns of the benchmark index and the performance universe.  In addition, the Board noted that it had also received and discussed at periodic intervals information comparing the Fund’s performance to that of its benchmark index and to a peer group of funds.
The Board observed that the annualized returns of each class of the Fund exceeded its respective performance universe median for each period reviewed.  Specifically, the annualized returns of the Fund’s Investor Class were in the first quintile of its performance universe for each of the five- and ten-year periods ended December 31, 2023 (the first quintile being the best performers and the fifth quintile being the worst performers) and in the second quintile of its performance universe for each of the one- and three-year periods ended December 31, 2023.  Similarly, the annualized returns of the Fund’s Institutional Class were in the first quintile of its performance universe for the five-year period ended December 31, 2023, and in the second quintile of its performance universe for each of the one- and three-year periods ended December 31, 2023.  The Board also observed that, although the Fund underperformed the MSCI EAFE Value Index (the “Value Index”) for the one- and three-year periods ended December 31, 2023, the Fund outperformed the Value Index for each other period reviewed.
The Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus, and in the context of overall recent market conditions.  In addition, the Board considered each Sub-Adviser’s investment decision-making process, the organization, composition and experience of its investment personnel and its portfolio risk controls, among other things, as well as its performance attribution commentary.  The Board’s assessment of performance was also informed by its understanding of ECM’s processes for overseeing and analyzing each Sub-Adviser’s performance, including ECM’s systematic approach to performance monitoring.  Also relevant to the Board’s evaluation was ECM’s assessment that the Fund meets expectations with respect to its investment objective and that ECM recommends the retention of each Sub-Adviser.
The Board determined that it was satisfied with the explanations for, oversight of and information provided regarding the Fund’s investment performance.
Costs and Profitability
The Board considered the costs of services provided by ECM and the Sub-Advisers from their relationships with the Fund.  The Board also reviewed an analysis prepared by the Independent Consultant regarding the actual net advisory fee, sub-advisory fees and advisory fee retained by ECM for the Fund’s Investor Class and Institutional Class, as compared to share classes of other sub-advised funds within the same Morningstar peer group and publicly disclosed sub-advisory fees.
With respect to the costs of services, the Board considered the structure and the level of the investment management fees and other expenses payable by the Fund.  In this regard, the Board noted that ECM’s management fee includes fund accounting and fund administration services.  The Board further noted that ECM has contractually agreed, for a one-year renewable term, through April 30, 2025, to limit the fees and expenses of the Fund.
In evaluating the management fee and total expense ratio of the Fund’s Investor and Institutional Classes, the Board considered the fees payable by and the total expense ratios of a peer group of funds managed by other investment advisers, as determined independently by Broadridge, based on Lipper fund classification schema.  Specifically, the Board considered for each class (i) the Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) in comparison to the contractual management fees of the peer group of funds and (ii) the Fund’s total expense ratio in comparison to the peer group funds’ total expense ratios (in all cases, net of any waivers, if applicable).  In addition, the Board considered the Fund’s total expense ratio in comparison to the median expense ratios for all funds in the peer groups.  As part of its comprehensive evaluation, the Board also reviewed a report from the Independent Consultant assessing expenses in the context of performance and other factors.
The Board observed that the Fund’s Contractual Management Fee for each class was lower than the median contractual management fee of its respective peer group of funds.  The Board also observed that the total annual operating expense ratio for the Fund’s Investor Class was in the third quintile of its peer group (with the first quintile being the lowest expenses and the fifth quintile being the highest expenses), while the total annual operating expense ratio for the Fund’s Institutional Class

Semi-Annual Report - June 28, 2024

was below its peer group median and ranked in the second quintile of its peer group.  In considering the foregoing, the Board took into account the Independent Consultant’s overall conclusion that the Fund’s management fees and expenses are reasonable relative to the quality of services provided, comparable management fees and expenses of similar funds and the profitability of ECM.
The Board received information regarding the fees charged by ECM to separate accounts and other products managed by ECM and noted that ECM does not manage other client accounts in the same investment style as the Fund.  From each of the Sub-Advisers, the Board received information regarding the fees charged to registered investment companies, separately managed accounts and commingled vehicles with similar investment objectives and policies as the Fund, and, as applicable, noted fee schedule differences (including as to asset thresholds required for breakpoints) and/or where the fee charged to ECM was higher than that charged to certain other comparable clients or engagements.  In this connection, the Board considered the explanation from MFS that lower fees are charged in certain instances due to various factors, including:  the scope of the contract; inception date; account size and type; risk tolerance; individual client needs and objectives; entirety of the client’s relationship with MFS or its affiliates; applicable legal, governance and capital structures; and historical pricing reasons.  The Board further noted the statement from MFS that the Fund’s sub-advisory fee schedule is consistent with others based on the size of the portfolio and the overall relationship with ECM.  As to LSV, the Board considered the firm’s statement that sub-advisory fee schedules are negotiated individually, based on factors that include projected size and complexity of the account, service level requirements, historical pricing arrangements and the number of other client accounts managed, among other things, and that the fee charged to ECM represents a discount from the Sub-Adviser’s standard fee schedule for large institutional clients.  Taking into account the foregoing, the Board noted that any fees charged by the Sub-Advisers to other similar accounts and products appeared to be competitive with the fee charged to ECM for the Fund.
The Board further considered the overall financial soundness of ECM and each Sub-Adviser and the profits estimated to have been realized by ECM and its affiliates and by each Sub-Adviser.  The Board reviewed the financial statements and the profitability information from ECM and the Sub-Advisers.
With respect to ECM’s profitability information, the Board considered that there is no recognized standard or uniform methodology for determining profitability for this purpose.  Furthermore, the Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as ECM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available.  The Board also reviewed a report from the Independent Consultant comparing pre-tax investment management profitability margins for the latest available fiscal year for certain publicly-traded advisers to fund complexes, as compared to ECM’s complex-level profits, as calculated by the Independent Consultant.  The Board considered that, while ECM’s overall profitability is not unreasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business and operating scale and the adviser’s assumptions regarding allocations of revenue and expenses, including differing accounting approaches among organizations.
Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by ECM and its affiliates and by the Sub-Advisers were not unreasonable in relation to the nature, extent and quality of the services provided.
Economies of Scale
The Board received and considered information about the potential for ECM to experience economies of scale in the provision of services to the Fund and the extent to which potential scale benefits are shared with shareholders.  In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Fund and ECM, respectively, and whether those fees include breakpoints, as well as comparative fee information, the profitability and financial condition of ECM, and the current level of Fund assets.  Although there are no contractual breakpoints in the Fund’s management fee schedule, the Board noted that ECM shares potential economies of scale from its business in a variety of ways, including through fee waiver arrangements, services that benefit shareholders, competitive management fee rates set at the outset without regard to breakpoints (i.e., pre-assuming future asset growth), and investments in the business intended to enhance services available to the Fund and shareholders.  In its evaluation, the Board noted that the sub-advisory fee schedule for the LSV Sub-Advisory Agreement contained breakpoints that would reduce the sub-advisory fee rate on assets above specified levels as the Fund’s assets increased.  In this connection, the Board considered that the sub-advisory fee under the LSV Sub-Advisory Agreement is paid by ECM out of the management

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fee it receives under the Advisory Agreement and the sub-advisory fees are negotiated at arm’s length.  The Board also considered the data provided by the Independent Consultant, reflecting metrics it developed, regarding the portion of the management fee retained by ECM, which indicated that such portion was below that of the Fund’s peer group.
Based on the information provided, the Board concluded that ECM’s arrangements with respect to the Fund constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other Factors
The Board received and considered information regarding ancillary benefits derived or to be derived by ECM or each Sub-Adviser from their relationships with the Fund as part of the total mix of information evaluated by the Board.  In this regard, the Board noted the statement by MFS that it could potentially realize a “fall-out” benefit from its relationship with the Fund through an increase in the likelihood of future mandates being awarded to MFS or through shareholders or contract owners increasing investments in the Fund or investing in other MFS products.  The Board further noted that since the amount or value that MFS may realize from any of these indirect benefits is difficult to predict, the firm does not assign a dollar value to them.  As to LSV, the Board noted the Sub-Adviser’s statement that, other than the sub-advisory fee, it does not anticipate receiving any fall-out benefits as a result of its relationship with the Fund.
The Board also noted where services were provided to the Fund by affiliates of ECM, including, in particular, the various recordkeeping, administrative and shareholder services provided by Empower pursuant to a shareholder services agreement (the “Shareholder Services Agreement”).  The Board considered its assessment, as part of the Board’s annual contract review process, of the services provided by and fees paid under the Shareholder Services Agreement - an assessment that included, among other things, reviews of service metrics data, the nature and quality of shareholder services, fees retained by Empower and those paid to third-party providers and Empower’s estimated profitability on shareholder services fees from the Fund.
In addition to the foregoing arrangements, the Board took into account the fact that the Fund is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with ECM and as a funding vehicle under retirement plans for which affiliates of ECM may provide various retirement plan services.  Additionally, the Board considered the extent to which Empower of America and/or its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits, and evaluated information provided by ECM in this regard.
The Board concluded that the Fund’s management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by ECM, its affiliates or the Sub-Advisers.
Conclusion
Based upon all the information considered and the conclusions reached, the Board determined that the terms of each Agreement continue to be reasonable and that the continuation of the Agreements is in the best interests of the Fund.

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ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

(a) Item 8 is included as part of the report to shareholders filed under Item 7 of this Form.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

(a) Item 9 is included as part of the report to shareholders filed under Item 7 of this Form.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

(a) Item 10 is included as part of the report to shareholders filed under Item 7 of this Form.

ITEM 11. STATEMENT REGARDING BASIS OF APPROVAL OF INVESTMENT ADVISORY CONTRACT.

(a) Item 11 is included as part of the report to shareholders filed under Item 7 of this Form.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors that were implemented after the registrant last provided disclosure in response to this Item 407(c)(2)(iv) of Regulation S-K.

ITEM 16. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS.

(a) (1) Not required in filing.

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

(3) Not applicable.

(4) Not applicable.

(b) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EMPOWER FUNDS, INC.

By: /s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer

Date: August 14, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer

Date: August 14, 2024

By: /s/ Kelly B. New

Kelly B. New
Chief Financial Officer & Treasurer

Date: August 14, 2024